Report of Independent Registered Public Accounting Firm

To the Board of Directors of ReliaStar Life Insurance Company and Contract Owners of Select*Life Variable Account of ReliaStar Life Insurance Company
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Select*Life Variable Account of ReliaStar Life Insurance Company (the Separate Account), as of December 31, 2023, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/S/ ERNST & YOUNG LLP
We have served as the Separate Accounts Auditor since 2001.
San Antonio, TX
April 3, 2024

Appendix

Subaccounts comprising Select*Life Variable Account of ReliaStar Life Insurance Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
American Funds Insurance Series® Growth Fund - Class 2	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
American Funds Insurance Series® Growth-Income Fund - Class 2
American Funds Insurance Series® International Fund - Class 2
BlackRock Global Allocation V.I. Fund - Class III
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Global Perspectives® Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Retirement Growth Portfolio - Institutional Class
Voya Retirement Moderate Growth Portfolio - Institutional Class
Voya Retirement Moderate Portfolio - Institutional Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Service Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya Solution Moderately Aggressive Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® Baron Growth Portfolio - Initial Class
VY® Columbia Small Cap Value II Portfolio - Initial Class
VY® Invesco Comstock Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Subaccounts	Statements of Operations	Statements of Changes in Net Assets
Voya Strategic Allocation Conservative Portfolio - Class I	For the year ended December 31, 2023	For each of the two years in the period ended December 31, 2023
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Growth and Income Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Voya International Index Portfolio - Class I	For the year ended December 31, 2023	For the year ended December 31, 2023 and the period from July 8, 2022 (commencement of operations) through December 31, 2022

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$82,466	$42,370	$21,680	$8,361	$74,196
Total assets	82,466	42,370	21,680	8,361	74,196
Net assets	$82,466	$42,370	$21,680	$8,361	$74,196

Total number of mutual fund shares	839,775	726,755	1,245,270	641,671	2,985,801

Cost of mutual fund shares	$67,375	$35,047	$23,294	$8,805	$66,890

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$119,736	$1,575	$1,693	$2,466	$6,607
Total assets	119,736	1,575	1,693	2,466	6,607
Net assets	$119,736	$1,575	$1,693	$2,466	$6,607

Total number of mutual fund shares	2,462,193	3,410	151,591	73,951	446,743

Cost of mutual fund shares	$90,082	$646	$1,927	$1,811	$6,390

The accompanying notes are an integral part of these financial statements.
4

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$17,160	$250	$25,350	$8,985	$158,523
Total assets	17,160	250	25,350	8,985	158,523
Net assets	$17,160	$250	$25,350	$8,985	$158,523

Total number of mutual fund shares	1,568,588	29,424	25,350,294	1,037,562	11,638,978

Cost of mutual fund shares	$19,820	$318	$25,350	$9,877	$181,065

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$12,838	$10,731	$16,600	$7,343	$8,601
Total assets	12,838	10,731	16,600	7,343	8,601
Net assets	$12,838	$10,731	$16,600	$7,343	$8,601

Total number of mutual fund shares	2,213,415	1,123,701	1,454,902	717,056	872,319

Cost of mutual fund shares	$14,097	$11,330	$18,128	$8,049	$9,659

The accompanying notes are an integral part of these financial statements.
5

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$95,060	$3,219	$1,125	$9,907	$7,228
Total assets	95,060	3,219	1,125	9,907	7,228
Net assets	$95,060	$3,219	$1,125	$9,907	$7,228

Total number of mutual fund shares	5,340,467	314,320	40,097	450,330	575,050

Cost of mutual fund shares	$84,947	$3,805	$1,065	$10,118	$10,351

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$32,727	$96,010	$14,138	$5,123	$50,338
Total assets	32,727	96,010	14,138	5,123	50,338
Net assets	$32,727	$96,010	$14,138	$5,123	$50,338

Total number of mutual fund shares	2,193,485	3,679,974	1,409,554	612,080	2,794,983

Cost of mutual fund shares	$37,447	$99,890	$14,260	$6,280	$51,546

The accompanying notes are an integral part of these financial statements.
6

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$6,478	$817	$52	$9,789	$6,210
Total assets	6,478	817	52	9,789	6,210
Net assets	$6,478	$817	$52	$9,789	$6,210

Total number of mutual fund shares	651,711	72,958	4,628	368,006	365,699

Cost of mutual fund shares	$6,873	$862	$54	$9,562	$6,436

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$8,486	$8,345	$5,865	$67,968	$4
Total assets	8,486	8,345	5,865	67,968	4
Net assets	$8,486	$8,345	$5,865	$67,968	$4

Total number of mutual fund shares	420,729	199,988	388,917	6,573,275	320

Cost of mutual fund shares	$8,269	$8,805	$6,722	$73,096	$4

The accompanying notes are an integral part of these financial statements.
7

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$632	$50	$9,351	$9,345	$4,746
Total assets	632	50	9,351	9,345	4,746
Net assets	$632	$50	$9,351	$9,345	$4,746

Total number of mutual fund shares	49,241	4,098	480,772	850,321	185,693

Cost of mutual fund shares	$552	$50	$11,395	$8,439	$4,672

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$11,840	$6,804	$17,798	$190,976	$6,121
Total assets	11,840	6,804	17,798	190,976	6,121
Net assets	$11,840	$6,804	$17,798	$190,976	$6,121

Total number of mutual fund shares	613,779	309,997	1,603,448	3,002,315	182,595

Cost of mutual fund shares	$11,704	$6,633	$15,205	$81,702	$5,374

The accompanying notes are an integral part of these financial statements.
8

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Assets and Liabilities
December 31, 2023
(In thousands, except number of shares)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$28,536	$3,061	$1,736	$7,085	$5,089
Total assets	28,536	3,061	1,736	7,085	5,089
Net assets	$28,536	$3,061	$1,736	$7,085	$5,089

Total number of mutual fund shares	1,002,316	78,012	125,859	469,536	551,363

Cost of mutual fund shares	$18,816	$3,273	$1,809	$7,615	$5,587

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$17,951	$19,414
Total assets	17,951	19,414
Net assets	$17,951	$19,414

Total number of mutual fund shares	3,526,769	982,492

Cost of mutual fund shares	$21,702	$22,749

The accompanying notes are an integral part of these financial statements.
9

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$266	$536	$274	$202	$1,365
Expenses:
Mortality and expense risk charges	12	9	4	2	123
Net investment income (loss)	254	527	270	200	1,242

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,093	452	(68)	(46)	1,036
Capital gains distributions	4,151	2,089	—	—	2,050
Total realized gain (loss) on investments
and capital gains distributions	5,244	2,541	(68)	(46)	3,086
Net unrealized appreciation
(depreciation) of investments	18,184	6,088	2,886	795	2,815
Net realized and unrealized gain (loss)
on investments	23,428	8,629	2,818	749	5,901
Net increase (decrease) in net assets
resulting from operations	$23,682	$9,156	$3,088	$949	$7,143

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$532	$22	$43	$8	$115
Expenses:
Mortality and expense risk charges	29	12	1	—	9
Net investment income (loss)	503	10	42	8	106

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,728	124	(30)	131	(116)
Capital gains distributions	3,838	14	—	36	26
Total realized gain (loss) on investments
and capital gains distributions	8,566	138	(30)	167	(90)
Net unrealized appreciation
(depreciation) of investments	21,730	184	89	383	920
Net realized and unrealized gain (loss)
on investments	30,296	322	59	550	830
Net increase (decrease) in net assets
resulting from operations	$30,799	$332	$101	$558	$936

The accompanying notes are an integral part of these financial statements.
10

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$700	$16	$1,388	$587	$—
Expenses:
Mortality and expense risk charges	4	—	21	10	32
Net investment income (loss)	696	16	1,367	577	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(596)	(2)	—	(307)	(6,452)
Capital gains distributions	—	16	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	—	(307)	(6,452)
Net unrealized appreciation
(depreciation) of investments	1,133	(6)	—	780	51,467
Net realized and unrealized gain (loss)
on investments	537	8	—	473	45,015
Net increase (decrease) in net assets
resulting from operations	$1,233	$24	$1,367	$1,050	$44,983

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$172	$416	$301	$125	$174
Expenses:
Mortality and expense risk charges	1	1	2	1	3
Net investment income (loss)	171	415	299	124	171

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,492)	(96)	(243)	(315)	(218)
Capital gains distributions	140	—	1,285	502	391
Total realized gain (loss) on investments
and capital gains distributions	(1,352)	(96)	1,042	187	173
Net unrealized appreciation
(depreciation) of investments	2,739	165	1,300	669	605
Net realized and unrealized gain (loss)
on investments	1,387	69	2,342	856	778
Net increase (decrease) in net assets
resulting from operations	$1,558	$484	$2,641	$980	$949

The accompanying notes are an integral part of these financial statements.
11

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,373	$52	$32	$176	$140
Expenses:
Mortality and expense risk charges	5	1	—	5	1
Net investment income (loss)	1,368	51	32	171	139

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	989	(88)	41	(291)	(360)
Capital gains distributions	8,371	31	68	657	—
Total realized gain (loss) on investments
and capital gains distributions	9,360	(57)	109	366	(360)
Net unrealized appreciation
(depreciation) of investments	9,380	358	—	575	685
Net realized and unrealized gain (loss)
on investments	18,740	301	109	941	325
Net increase (decrease) in net assets
resulting from operations	$20,108	$352	$141	$1,112	$464

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$113	$2,103	$303	$171	$24
Expenses:
Mortality and expense risk charges	10	27	4	1	15
Net investment income (loss)	103	2,076	299	170	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,090)	(174)	(127)	(268)	943
Capital gains distributions	2,012	8,975	832	—	5,150
Total realized gain (loss) on investments
and capital gains distributions	922	8,801	705	(268)	6,093
Net unrealized appreciation
(depreciation) of investments	2,627	4,533	277	382	6,810
Net realized and unrealized gain (loss)
on investments	3,549	13,334	982	114	12,903
Net increase (decrease) in net assets
resulting from operations	$3,652	$15,410	$1,281	$284	$12,912

The accompanying notes are an integral part of these financial statements.
12

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$281	$27	$1	$—	$53
Expenses:
Mortality and expense risk charges	1	—	—	2	—
Net investment income (loss)	280	27	1	(2)	53

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(223)	(23)	—	(221)	50
Capital gains distributions	—	44	6	501	436
Total realized gain (loss) on investments
and capital gains distributions	(223)	21	6	280	486
Net unrealized appreciation
(depreciation) of investments	790	89	(3)	1,039	212
Net realized and unrealized gain (loss)
on investments	567	110	3	1,319	698
Net increase (decrease) in net assets
resulting from operations	$847	$137	$4	$1,317	$751

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$165	$183	$73	$1	$—
Expenses:
Mortality and expense risk charges	—	1	1	25	—
Net investment income (loss)	165	182	72	(24)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(40)	(189)	(1,730)	—
Capital gains distributions	1,098	445	557	94	—
Total realized gain (loss) on investments
and capital gains distributions	1,112	405	368	(1,636)	—
Net unrealized appreciation
(depreciation) of investments	(356)	192	138	13,925	—
Net realized and unrealized gain (loss)
on investments	756	597	506	12,289	—
Net increase (decrease) in net assets
resulting from operations	$921	$779	$578	$12,265	$—

The accompanying notes are an integral part of these financial statements.
13

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$20	$2	$99	$274	$37
Expenses:
Mortality and expense risk charges	—	—	3	2	1
Net investment income (loss)	20	2	96	272	36

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	—	(531)	106	(108)
Capital gains distributions	36	2	794	319	85
Total realized gain (loss) on investments
and capital gains distributions	35	2	263	425	(23)
Net unrealized appreciation
(depreciation) of investments	45	3	1,751	(110)	918
Net realized and unrealized gain (loss)
on investments	80	5	2,014	315	895
Net increase (decrease) in net assets
resulting from operations	$100	$7	$2,110	$587	$931

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$128	$67	$873	$841	$30
Expenses:
Mortality and expense risk charges	2	1	10	260	—
Net investment income (loss)	126	66	863	581	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(413)	(169)	208	11,574	80
Capital gains distributions	451	220	—	7,885	—
Total realized gain (loss) on investments
and capital gains distributions	38	51	208	19,459	80
Net unrealized appreciation
(depreciation) of investments	1,631	963	1,671	42,375	811
Net realized and unrealized gain (loss)
on investments	1,669	1,014	1,879	61,834	891
Net increase (decrease) in net assets
resulting from operations	$1,795	$1,080	$2,742	$62,415	$921

The accompanying notes are an integral part of these financial statements.
14

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations
For the Year Ended December 31, 2023
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$583	$14	$28	$30	$210
Expenses:
Mortality and expense risk charges	9	1	1	—	2
Net investment income (loss)	574	13	27	30	208

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,080	(44)	(166)	(334)	(735)
Capital gains distributions	—	—	59	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,080	(44)	(107)	(334)	(735)
Net unrealized appreciation
(depreciation) of investments	1,033	672	346	1,421	737
Net realized and unrealized gain (loss)
on investments	2,113	628	239	1,087	2
Net increase (decrease) in net assets
resulting from operations	$2,687	$641	$266	$1,117	$210

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—
Expenses:
Mortality and expense risk charges	3	5
Net investment income (loss)	(3)	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,879)	(749)
Capital gains distributions	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2,879)	(749)
Net unrealized appreciation
(depreciation) of investments	6,438	4,246
Net realized and unrealized gain (loss)
on investments	3,559	3,497
Net increase (decrease) in net assets
resulting from operations	$3,556	$3,492

The accompanying notes are an integral part of these financial statements.
15

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	American Funds Insurance Series® Growth Fund - Class 2	American Funds Insurance Series® Growth-Income Fund - Class 2	American Funds Insurance Series® International Fund - Class 2	BlackRock Global Allocation V.I. Fund - Class III	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2022	$94,545	$44,657	$26,348	$8,304	$80,358

Increase (decrease) in net assets
Operations:
Net investment income (loss)	220	481	368	(3)	1,276
Total realized gain (loss) on investments
and capital gains distributions	11,401	3,983	2,966	(8)	3,494
Net unrealized appreciation
(depreciation) of investments	(39,464)	(11,811)	(8,780)	(1,365)	(8,912)
Net increase (decrease) in net assets
resulting from operations	(27,843)	(7,347)	(5,446)	(1,376)	(4,142)
Changes from principal transactions:
Premiums	1,079	683	681	144	1,951
Death benefits	(713)	(393)	(152)	(134)	(730)
Surrenders & withdrawals	(1,512)	(857)	(459)	(292)	(1,770)
Policy loans	(243)	(37)	(65)	(66)	(9)
Contract charges	(1,961)	(1,078)	(728)	(243)	(2,937)
Transfers between Divisions (including
fixed account), net	30	766	(168)	1,600	124
Increase (decrease) in net assets
derived from principal transactions	(3,320)	(916)	(891)	1,009	(3,371)
Total increase (decrease) in net assets	(31,163)	(8,263)	(6,337)	(367)	(7,513)
Net assets at December 31, 2022	63,382	36,394	20,011	7,937	72,845

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254	527	270	200	1,242
Total realized gain (loss) on investments
and capital gains distributions	5,244	2,541	(68)	(46)	3,086
Net unrealized appreciation
(depreciation) of investments	18,184	6,088	2,886	795	2,815
Net increase (decrease) in net assets
resulting from operations	23,682	9,156	3,088	949	7,143
Changes from principal transactions:
Premiums	1,070	645	644	135	1,897
Death benefits	(664)	(389)	(173)	(283)	(1,043)
Surrenders & withdrawals	(1,930)	(1,206)	(684)	(283)	(2,921)
Policy loans	(336)	(259)	(124)	(59)	(465)
Contract charges	(1,935)	(1,129)	(736)	(268)	(2,869)
Transfers between Divisions (including
fixed account), net	(803)	(842)	(346)	233	(391)
Increase (decrease) in net assets
derived from principal transactions	(4,598)	(3,180)	(1,419)	(525)	(5,792)
Total increase (decrease) in net assets	19,084	5,976	1,669	424	1,351
Net assets at December 31, 2023	$82,466	$42,370	$21,680	$8,361	$74,196

The accompanying notes are an integral part of these financial statements.
16

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	Voya Balanced Portfolio - Class I
Net assets at January 1, 2022	$136,842	$1,822	$2,216	$2,969	$8,198

Increase (decrease) in net assets
Operations:
Net investment income (loss)	509	10	41	11	111
Total realized gain (loss) on investments
and capital gains distributions	9,027	77	88	308	834
Net unrealized appreciation
(depreciation) of investments	(45,134)	(426)	(410)	(853)	(2,348)
Net increase (decrease) in net assets
resulting from operations	(35,598)	(339)	(281)	(534)	(1,403)
Changes from principal transactions:
Premiums	2,300	—	—	49	70
Death benefits	(931)	(4)	(14)	(34)	(35)
Surrenders & withdrawals	(2,804)	(16)	(34)	(53)	(83)
Policy loans	(135)	(1)	(8)	(3)	(26)
Contract charges	(3,785)	(59)	(86)	(90)	(357)
Transfers between Divisions (including
fixed account), net	(242)	(1)	(19)	(11)	43
Increase (decrease) in net assets
derived from principal transactions	(5,597)	(81)	(161)	(142)	(388)
Total increase (decrease) in net assets	(41,195)	(420)	(442)	(676)	(1,791)
Net assets at December 31, 2022	95,647	1,402	1,774	2,293	6,407

Increase (decrease) in net assets
Operations:
Net investment income (loss)	503	10	42	8	106
Total realized gain (loss) on investments
and capital gains distributions	8,566	138	(30)	167	(90)
Net unrealized appreciation
(depreciation) of investments	21,730	184	89	383	920
Net increase (decrease) in net assets
resulting from operations	30,799	332	101	558	936
Changes from principal transactions:
Premiums	2,087	—	—	46	72
Death benefits	(1,362)	(46)	(34)	(48)	(441)
Surrenders & withdrawals	(4,531)	(43)	(65)	(243)	(74)
Policy loans	(634)	(1)	(7)	(38)	20
Contract charges	(3,747)	(57)	(76)	(82)	(322)
Transfers between Divisions (including
fixed account), net	1,477	(12)	—	(20)	9
Increase (decrease) in net assets
derived from principal transactions	(6,710)	(159)	(182)	(385)	(736)
Total increase (decrease) in net assets	24,089	173	(81)	173	200
Net assets at December 31, 2023	$119,736	$1,575	$1,693	$2,466	$6,607

The accompanying notes are an integral part of these financial statements.
17

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya Intermediate Bond Portfolio - Class I	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2022	$23,653	$350	$23,198	$11,927	$188,509

Increase (decrease) in net assets
Operations:
Net investment income (loss)	556	10	481	611	(32)
Total realized gain (loss) on investments
and capital gains distributions	(370)	11	—	(280)	45,954
Net unrealized appreciation
(depreciation) of investments	(3,455)	(80)	—	(1,868)	(102,319)
Net increase (decrease) in net assets
resulting from operations	(3,269)	(59)	481	(1,537)	(56,397)
Changes from principal transactions:
Premiums	683	3	1,618	229	2,915
Death benefits	(414)	—	(371)	(205)	(1,079)
Surrenders & withdrawals	(962)	(24)	(2,142)	(352)	(3,836)
Policy loans	(215)	(34)	830	(65)	(158)
Contract charges	(1,057)	(8)	(1,990)	(459)	(4,810)
Transfers between Divisions (including
fixed account), net	(331)	(1)	11,162	215	(2,122)
Increase (decrease) in net assets
derived from principal transactions	(2,296)	(64)	9,107	(637)	(9,090)
Total increase (decrease) in net assets	(5,565)	(123)	9,588	(2,174)	(65,487)
Net assets at December 31, 2022	18,088	227	32,786	9,753	123,022

Increase (decrease) in net assets
Operations:
Net investment income (loss)	696	16	1,367	577	(32)
Total realized gain (loss) on investments
and capital gains distributions	(596)	14	—	(307)	(6,452)
Net unrealized appreciation
(depreciation) of investments	1,133	(6)	—	780	51,467
Net increase (decrease) in net assets
resulting from operations	1,233	24	1,367	1,050	44,983
Changes from principal transactions:
Premiums	667	2	1,616	171	2,826
Death benefits	(413)	—	(233)	(94)	(1,541)
Surrenders & withdrawals	(628)	—	(3,221)	(297)	(5,158)
Policy loans	(56)	3	210	(114)	(741)
Contract charges	(977)	(7)	(1,904)	(401)	(4,803)
Transfers between Divisions (including
fixed account), net	(754)	1	(5,271)	(1,083)	(65)
Increase (decrease) in net assets
derived from principal transactions	(2,161)	(1)	(8,803)	(1,818)	(9,482)
Total increase (decrease) in net assets	(928)	23	(7,436)	(768)	35,501
Net assets at December 31, 2023	$17,160	$250	$25,350	$8,985	$158,523
The accompanying notes are an integral part of these financial statements.
18

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya Large Cap Value Portfolio - Institutional Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Retirement Growth Portfolio - Institutional Class	Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Retirement Moderate Portfolio - Institutional Class
Net assets at January 1, 2022	$12,548	$14,587	$18,761	$8,076	$11,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	181	196	259	127	188
Total realized gain (loss) on investments
and capital gains distributions	5,344	(96)	2,095	757	872
Net unrealized appreciation
(depreciation) of investments	(6,009)	(751)	(5,392)	(2,147)	(2,654)
Net increase (decrease) in net assets
resulting from operations	(484)	(651)	(3,038)	(1,263)	(1,594)
Changes from principal transactions:
Premiums	255	451	663	230	259
Death benefits	(219)	(225)	(114)	—	(275)
Surrenders & withdrawals	(254)	(899)	(519)	(286)	(271)
Policy loans	(63)	(269)	6	(12)	(26)
Contract charges	(393)	(578)	(615)	(258)	(550)
Transfers between Divisions (including
fixed account), net	508	(1,101)	(297)	105	46
Increase (decrease) in net assets
derived from principal transactions	(166)	(2,621)	(876)	(221)	(817)
Total increase (decrease) in net assets	(650)	(3,272)	(3,914)	(1,484)	(2,411)
Net assets at December 31, 2022	11,898	11,315	14,847	6,592	8,641

Increase (decrease) in net assets
Operations:
Net investment income (loss)	171	415	299	124	171
Total realized gain (loss) on investments
and capital gains distributions	(1,352)	(96)	1,042	187	173
Net unrealized appreciation
(depreciation) of investments	2,739	165	1,300	669	605
Net increase (decrease) in net assets
resulting from operations	1,558	484	2,641	980	949
Changes from principal transactions:
Premiums	241	395	587	205	206
Death benefits	(97)	(189)	(82)	—	(11)
Surrenders & withdrawals	(219)	(356)	(774)	(491)	(164)
Policy loans	(52)	(54)	56	(33)	(426)
Contract charges	(390)	(529)	(565)	(253)	(479)
Transfers between Divisions (including
fixed account), net	(101)	(335)	(110)	343	(115)
Increase (decrease) in net assets
derived from principal transactions	(618)	(1,068)	(888)	(229)	(989)
Total increase (decrease) in net assets	940	(584)	1,753	751	(40)
Net assets at December 31, 2023	$12,838	$10,731	$16,600	$7,343	$8,601

The accompanying notes are an integral part of these financial statements.
19

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Service Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Net assets at January 1, 2022	$108,512	$7,548	$1,571	$10,984	$9,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,134	108	23	125	(1)
Total realized gain (loss) on investments
and capital gains distributions	12,175	362	276	1,298	1,799
Net unrealized appreciation
(depreciation) of investments	(32,389)	(1,993)	(708)	(2,176)	(4,206)
Net increase (decrease) in net assets
resulting from operations	(19,080)	(1,523)	(409)	(753)	(2,408)
Changes from principal transactions:
Premiums	2,202	83	—	328	199
Death benefits	(842)	(161)	(4)	(209)	(33)
Surrenders & withdrawals	(2,307)	(52)	(52)	(177)	(50)
Policy loans	(258)	(84)	(3)	(11)	(42)
Contract charges	(3,310)	(125)	(40)	(430)	(240)
Transfers between Divisions (including
fixed account), net	(4,621)	(2,688)	(2)	12	156
Increase (decrease) in net assets
derived from principal transactions	(9,136)	(3,027)	(101)	(487)	(10)
Total increase (decrease) in net assets	(28,216)	(4,550)	(510)	(1,240)	(2,418)
Net assets at December 31, 2022	80,296	2,998	1,061	9,744	6,921

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,368	51	32	171	139
Total realized gain (loss) on investments
and capital gains distributions	9,360	(57)	109	366	(360)
Net unrealized appreciation
(depreciation) of investments	9,380	358	—	575	685
Net increase (decrease) in net assets
resulting from operations	20,108	352	141	1,112	464
Changes from principal transactions:
Premiums	2,160	76	—	306	197
Death benefits	(1,023)	(115)	(34)	(130)	(38)
Surrenders & withdrawals	(3,621)	(57)	(9)	(460)	(182)
Policy loans	(630)	(37)	(2)	(6)	(3)
Contract charges	(3,286)	(101)	(35)	(410)	(241)
Transfers between Divisions (including
fixed account), net	1,056	103	3	(249)	110
Increase (decrease) in net assets
derived from principal transactions	(5,344)	(131)	(77)	(949)	(157)
Total increase (decrease) in net assets	14,764	221	64	163	307
Net assets at December 31, 2023	$95,060	$3,219	$1,125	$9,907	$7,228

The accompanying notes are an integral part of these financial statements.
20

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Equity Income Portfolio - Institutional Class	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Initial Class
Net assets at January 1, 2022	$40,236	$95,664	$16,884	$6,776	$63,928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	1,285	328	144	(16)
Total realized gain (loss) on investments
and capital gains distributions	5,376	10,695	658	(187)	8,085
Net unrealized appreciation
(depreciation) of investments	(12,366)	(23,385)	(1,625)	(1,167)	(28,239)
Net increase (decrease) in net assets
resulting from operations	(7,000)	(11,405)	(639)	(1,210)	(20,170)
Changes from principal transactions:
Premiums	785	1,416	323	155	1,330
Death benefits	(289)	(700)	(232)	(87)	(363)
Surrenders & withdrawals	(963)	(2,142)	(485)	(210)	(1,460)
Policy loans	(38)	(156)	(26)	(35)	—
Contract charges	(1,139)	(2,677)	(640)	(249)	(1,674)
Transfers between Divisions (including
fixed account), net	(439)	2,359	(108)	36	(656)
Increase (decrease) in net assets
derived from principal transactions	(2,083)	(1,900)	(1,168)	(390)	(2,823)
Total increase (decrease) in net assets	(9,083)	(13,305)	(1,807)	(1,600)	(22,993)
Net assets at December 31, 2022	31,153	82,359	15,077	5,176	40,935

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	2,076	299	170	9
Total realized gain (loss) on investments
and capital gains distributions	922	8,801	705	(268)	6,093
Net unrealized appreciation
(depreciation) of investments	2,627	4,533	277	382	6,810
Net increase (decrease) in net assets
resulting from operations	3,652	15,410	1,281	284	12,912
Changes from principal transactions:
Premiums	684	1,403	264	164	1,233
Death benefits	(208)	(1,539)	(377)	(127)	(655)
Surrenders & withdrawals	(1,377)	(3,255)	(530)	(172)	(2,078)
Policy loans	(209)	(341)	(91)	(25)	(334)
Contract charges	(1,073)	(2,874)	(575)	(226)	(1,670)
Transfers between Divisions (including
fixed account), net	105	4,847	(911)	49	(5)
Increase (decrease) in net assets
derived from principal transactions	(2,078)	(1,759)	(2,220)	(337)	(3,509)
Total increase (decrease) in net assets	1,574	13,651	(939)	(53)	9,403
Net assets at December 31, 2023	$32,727	$96,010	$14,138	$5,123	$50,338

The accompanying notes are an integral part of these financial statements.
21

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Net assets at January 1, 2022	$6,573	$1,142	$54	$12,523	$8,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	268	33	1	(2)	16
Total realized gain (loss) on investments
and capital gains distributions	(103)	125	8	730	915
Net unrealized appreciation
(depreciation) of investments	(742)	(359)	(12)	(3,655)	(2,002)
Net increase (decrease) in net assets
resulting from operations	(577)	(201)	(3)	(2,927)	(1,071)
Changes from principal transactions:
Premiums	221	51	—	170	127
Death benefits	(40)	—	—	(63)	(53)
Surrenders & withdrawals	(77)	(130)	—	(129)	(210)
Policy loans	(10)	(11)	—	(69)	(103)
Contract charges	(213)	(76)	(2)	(329)	(195)
Transfers between Divisions (including
fixed account), net	(67)	(3)	—	(327)	(1,485)
Increase (decrease) in net assets
derived from principal transactions	(186)	(169)	(2)	(747)	(1,919)
Total increase (decrease) in net assets	(763)	(370)	(5)	(3,674)	(2,990)
Net assets at December 31, 2022	5,810	772	49	8,849	5,652

Increase (decrease) in net assets
Operations:
Net investment income (loss)	280	27	1	(2)	53
Total realized gain (loss) on investments
and capital gains distributions	(223)	21	6	280	486
Net unrealized appreciation
(depreciation) of investments	790	89	(3)	1,039	212
Net increase (decrease) in net assets
resulting from operations	847	137	4	1,317	751
Changes from principal transactions:
Premiums	226	37	—	196	117
Death benefits	(195)	—	—	(106)	(113)
Surrenders & withdrawals	(180)	(5)	—	(403)	(157)
Policy loans	(18)	(39)	—	(47)	(4)
Contract charges	(221)	(82)	(2)	(352)	(188)
Transfers between Divisions (including
fixed account), net	209	(3)	1	335	152
Increase (decrease) in net assets
derived from principal transactions	(179)	(92)	(1)	(377)	(193)
Total increase (decrease) in net assets	668	45	3	940	558
Net assets at December 31, 2023	$6,478	$817	$52	$9,789	$6,210

The accompanying notes are an integral part of these financial statements.
22

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	VY® Invesco Comstock Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2022	$9,439	$7,522	$6,791	$87,452	$8

Increase (decrease) in net assets
Operations:
Net investment income (loss)	144	139	69	(27)	—
Total realized gain (loss) on investments
and capital gains distributions	513	1,133	866	16,194	1
Net unrealized appreciation
(depreciation) of investments	(673)	(1,870)	(1,485)	(37,283)	(2)
Net increase (decrease) in net assets
resulting from operations	(16)	(598)	(550)	(21,116)	(1)
Changes from principal transactions:
Premiums	202	178	—	1,418	—
Death benefits	(210)	(67)	(95)	(480)	—
Surrenders & withdrawals	(189)	(395)	(138)	(2,061)	—
Policy loans	(130)	(34)	(26)	26	—
Contract charges	(237)	(288)	(173)	(2,275)	—
Transfers between Divisions (including
fixed account), net	(910)	1,564	(36)	(1,037)	(1)
Increase (decrease) in net assets
derived from principal transactions	(1,474)	958	(468)	(4,409)	(1)
Total increase (decrease) in net assets	(1,490)	360	(1,018)	(25,525)	(2)
Net assets at December 31, 2022	7,949	7,882	5,773	61,927	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165	182	72	(24)	—
Total realized gain (loss) on investments
and capital gains distributions	1,112	405	368	(1,636)	—
Net unrealized appreciation
(depreciation) of investments	(356)	192	138	13,925	—
Net increase (decrease) in net assets
resulting from operations	921	779	578	12,265	—
Changes from principal transactions:
Premiums	193	173	—	1,295	—
Death benefits	(7)	(190)	(70)	(718)	—
Surrenders & withdrawals	(280)	(164)	(178)	(3,168)	(3)
Policy loans	13	69	(38)	(492)	—
Contract charges	(228)	(290)	(160)	(2,225)	—
Transfers between Divisions (including
fixed account), net	(75)	86	(40)	(916)	1
Increase (decrease) in net assets
derived from principal transactions	(384)	(316)	(486)	(6,224)	(2)
Total increase (decrease) in net assets	537	463	92	6,041	(2)
Net assets at December 31, 2023	$8,486	$8,345	$5,865	$67,968	$4

The accompanying notes are an integral part of these financial statements.
23

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class I
Net assets at January 1, 2022	$686	$55	$10,062	$10,452	$5,168

Increase (decrease) in net assets
Operations:
Net investment income (loss)	19	1	95	261	34
Total realized gain (loss) on investments
and capital gains distributions	74	5	660	400	1,019
Net unrealized appreciation
(depreciation) of investments	(225)	(16)	(2,241)	(1,188)	(2,021)
Net increase (decrease) in net assets
resulting from operations	(132)	(10)	(1,486)	(527)	(968)
Changes from principal transactions:
Premiums	—	—	174	266	90
Death benefits	—	—	(47)	(38)	—
Surrenders & withdrawals	—	—	(146)	(151)	(69)
Policy loans	—	—	(2)	(28)	(71)
Contract charges	(7)	(1)	(319)	(383)	(125)
Transfers between Divisions (including
fixed account), net	—	—	(92)	(88)	(244)
Increase (decrease) in net assets
derived from principal transactions	(7)	(1)	(432)	(422)	(419)
Total increase (decrease) in net assets	(139)	(11)	(1,918)	(949)	(1,387)
Net assets at December 31, 2022	547	44	8,144	9,503	3,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	2	96	272	36
Total realized gain (loss) on investments
and capital gains distributions	35	2	263	425	(23)
Net unrealized appreciation
(depreciation) of investments	45	3	1,751	(110)	918
Net increase (decrease) in net assets
resulting from operations	100	7	2,110	587	931
Changes from principal transactions:
Premiums	—	—	157	273	73
Death benefits	—	—	(78)	(51)	(59)
Surrenders & withdrawals	(7)	—	(614)	(358)	(227)
Policy loans	—	—	(119)	(39)	(1)
Contract charges	(8)	(1)	(308)	(365)	(119)
Transfers between Divisions (including
fixed account), net	—	—	59	(205)	367
Increase (decrease) in net assets
derived from principal transactions	(15)	(1)	(903)	(745)	34
Total increase (decrease) in net assets	85	6	1,207	(158)	965
Net assets at December 31, 2023	$632	$50	$9,351	$9,345	$4,746

The accompanying notes are an integral part of these financial statements.
24

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class I	Voya International Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2022	$14,679	$9,647	$—	$218,472	$3,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	103	68	(4)	463	17
Total realized gain (loss) on investments
and capital gains distributions	2,570	949	15	24,977	197
Net unrealized appreciation
(depreciation) of investments	(4,707)	(2,263)	922	(89,565)	(813)
Net increase (decrease) in net assets
resulting from operations	(2,034)	(1,246)	933	(64,125)	(599)
Changes from principal transactions:
Premiums	235	119	249	3,209	45
Death benefits	(73)	(38)	(18)	(2,074)	(49)
Surrenders & withdrawals	(432)	(188)	(129)	(5,470)	(64)
Policy loans	(80)	(103)	(186)	(46)	(40)
Contract charges	(372)	(237)	(311)	(5,890)	(127)
Transfers between Divisions (including
fixed account), net	(885)	(1,607)	15,551	(2,159)	(85)
Increase (decrease) in net assets
derived from principal transactions	(1,607)	(2,054)	15,156	(12,430)	(320)
Total increase (decrease) in net assets	(3,641)	(3,300)	16,089	(76,555)	(919)
Net assets at December 31, 2022	11,038	6,347	16,089	141,917	2,148

Increase (decrease) in net assets
Operations:
Net investment income (loss)	126	66	863	581	30
Total realized gain (loss) on investments
and capital gains distributions	38	51	208	19,459	80
Net unrealized appreciation
(depreciation) of investments	1,631	963	1,671	42,375	811
Net increase (decrease) in net assets
resulting from operations	1,795	1,080	2,742	62,415	921
Changes from principal transactions:
Premiums	245	111	489	3,060	77
Death benefits	(178)	(55)	(141)	(1,958)	(104)
Surrenders & withdrawals	(311)	(252)	(543)	(7,889)	(115)
Policy loans	(20)	16	31	(1,207)	(129)
Contract charges	(370)	(208)	(679)	(5,854)	(156)
Transfers between Divisions (including
fixed account), net	(359)	(235)	(190)	492	3,479
Increase (decrease) in net assets
derived from principal transactions	(993)	(623)	(1,033)	(13,356)	3,052
Total increase (decrease) in net assets	802	457	1,709	49,059	3,973
Net assets at December 31, 2023	$11,840	$6,804	$17,798	$190,976	$6,121

The accompanying notes are an integral part of these financial statements.
25

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Mid Cap Growth Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Net assets at January 1, 2022	$31,254	$3,851	$2,114	$8,726	$7,219

Increase (decrease) in net assets
Operations:
Net investment income (loss)	374	(1)	13	—	139
Total realized gain (loss) on investments
and capital gains distributions	1,175	290	45	1,682	(178)
Net unrealized appreciation
(depreciation) of investments	(3,267)	(1,284)	(505)	(3,079)	(882)
Net increase (decrease) in net assets
resulting from operations	(1,718)	(995)	(447)	(1,397)	(921)
Changes from principal transactions:
Premiums	836	71	30	229	209
Death benefits	(385)	(8)	(51)	(84)	(21)
Surrenders & withdrawals	(735)	(48)	(36)	(137)	(272)
Policy loans	(15)	3	(2)	(77)	(26)
Contract charges	(1,196)	(101)	(55)	(274)	(348)
Transfers between Divisions (including
fixed account), net	(440)	(294)	242	(493)	4
Increase (decrease) in net assets
derived from principal transactions	(1,935)	(377)	128	(836)	(454)
Total increase (decrease) in net assets	(3,653)	(1,372)	(319)	(2,233)	(1,375)
Net assets at December 31, 2022	27,601	2,479	1,795	6,493	5,844

Increase (decrease) in net assets
Operations:
Net investment income (loss)	574	13	27	30	208
Total realized gain (loss) on investments
and capital gains distributions	1,080	(44)	(107)	(334)	(735)
Net unrealized appreciation
(depreciation) of investments	1,033	672	346	1,421	737
Net increase (decrease) in net assets
resulting from operations	2,687	641	266	1,117	210
Changes from principal transactions:
Premiums	819	82	31	215	185
Death benefits	(269)	(44)	(34)	(74)	(17)
Surrenders & withdrawals	(1,138)	(48)	(39)	(302)	(495)
Policy loans	(58)	(23)	(7)	(33)	(12)
Contract charges	(1,187)	(108)	(52)	(266)	(307)
Transfers between Divisions (including
fixed account), net	81	82	(224)	(65)	(319)
Increase (decrease) in net assets
derived from principal transactions	(1,752)	(59)	(325)	(525)	(965)
Total increase (decrease) in net assets	935	582	(59)	592	(755)
Net assets at December 31, 2023	$28,536	$3,061	$1,736	$7,085	$5,089

The accompanying notes are an integral part of these financial statements.
26

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2023 and 2022
(In thousands)

	Voya MidCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class I
Net assets at January 1, 2022	$22,066	$23,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	9,516	3,378
Net unrealized appreciation
(depreciation) of investments	(15,027)	(8,815)
Net increase (decrease) in net assets
resulting from operations	(5,514)	(5,442)
Changes from principal transactions:
Premiums	203	573
Death benefits	(155)	(43)
Surrenders & withdrawals	(280)	(481)
Policy loans	(106)	(35)
Contract charges	(509)	(652)
Transfers between Divisions (including
fixed account), net	110	(123)
Increase (decrease) in net assets
derived from principal transactions	(737)	(761)
Total increase (decrease) in net assets	(6,251)	(6,203)
Net assets at December 31, 2022	15,815	17,591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(2,879)	(749)
Net unrealized appreciation
(depreciation) of investments	6,438	4,246
Net increase (decrease) in net assets
resulting from operations	3,556	3,492
Changes from principal transactions:
Premiums	201	502
Death benefits	(357)	(229)
Surrenders & withdrawals	(480)	(776)
Policy loans	(70)	(126)
Contract charges	(493)	(600)
Transfers between Divisions (including
fixed account), net	(221)	(440)
Increase (decrease) in net assets
derived from principal transactions	(1,420)	(1,669)
Total increase (decrease) in net assets	2,136	1,823
Net assets at December 31, 2023	$17,951	$19,414

The accompanying notes are an integral part of these financial statements.
27

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

1. ORGANIZATION
Select*Life Variable Account of ReliaStar Life Insurance Company (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company") to support the operations of variable life insurance policies ("Policies"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc., a holding company domiciled in the State of Delaware.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Policies consist of the Select*Life I product and Select*Life Series 2000 product, which incorporates Select*Life II, Select*Life III, Variable Estate Design, Flexdesign® VUL, Voya Protector Elite, Voya Investor Elite and Variable Accumulation DesignSM products. ReliaStar Life provides for variable accumulation and benefits under the Policies by crediting premium payments to one or more divisions within the Account or an investment option in the Company's fixed account, as directed by the policyholders. The portion of the Account's assets applicable to Policies will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

At December 31, 2023, the Account had 57 investment divisions (the "Divisions"), 9 of which invest in independently managed mutual funds and 48 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts").

The Divisions with asset balances at December 31, 2023 and related Trusts are as follows:

American Funds Insurance Series:	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
American Funds Insurance Series® Growth Fund - Class 2	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
American Funds Insurance Series® Growth-Income Fund - Class 2	VY® T. Rowe Price Equity Income Portfolio - Institutional Class
American Funds Insurance Series® International Fund - Class 2	Voya Partners, Inc.:
BlackRock Variable Series Funds, Inc.:	Voya Global Bond Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	Voya Global Insights Portfolio - Initial Class
Fidelity Variable Insurance Products Fund:	Voya International High Dividend Low Volatility Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class	Voya Solution Moderately Aggressive Portfolio - Initial Class
Fidelity Variable Insurance Products Fund II:	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class	VY® Baron Growth Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class	VY® Columbia Small Cap Value II Portfolio - Initial Class
Fidelity Variable Insurance Products Fund V:	VY® Invesco Comstock Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Initial Class
Neuberger Berman Advisers Management Trust:	VY® JPMorgan Mid Cap Value Portfolio - Initial Class
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Voya Balanced Portfolio, Inc.:	Voya Strategic Allocation Portfolios, Inc.:
Voya Balanced Portfolio - Class I	Voya Strategic Allocation Conservative Portfolio - Class I
Voya Intermediate Bond Portfolio:	Voya Strategic Allocation Growth Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I
Voya Investors Trust:	Voya Variable Funds:
Voya Global Perspectives® Portfolio - Class I	Voya Growth and Income Portfolio - Class I
Voya Government Liquid Assets Portfolio - Class I	Voya Variable Portfolios, Inc.:
Voya High Yield Portfolio - Institutional Class	Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Large Cap Growth Portfolio - Institutional Class	Voya Index Plus LargeCap Portfolio - Class I
Voya Large Cap Value Portfolio - Institutional Class	Voya Index Plus MidCap Portfolio - Class I
Voya Limited Maturity Bond Portfolio - Service Class	Voya Index Plus SmallCap Portfolio - Class I
Voya Retirement Growth Portfolio - Institutional Class	Voya International Index Portfolio - Class I
Voya Retirement Moderate Growth Portfolio - Institutional Class	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Retirement Moderate Portfolio - Institutional Class	Voya Russell™ Large Cap Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Institutional Class	Voya Russell™ Large Cap Value Index Portfolio - Class I
VY® CBRE Global Real Estate Portfolio - Service Class	Voya Russell™ Mid Cap Growth Index Portfolio - Class I
VY® CBRE Real Estate Portfolio - Institutional Class	Voya Russell™ Small Cap Index Portfolio - Class I
VY® Invesco Growth and Income Portfolio - Service Class	Voya Small Company Portfolio - Class I
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	Voya U.S. Bond Index Portfolio - Class I
28

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

Voya Variable Products Trust:	Voya SmallCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I

The name of the following Division was changed in 2023:

Current Name	Former Name
Voya Partners, Inc.:	Voya Partners, Inc.:
Voya Global Insights Portfolio - Initial Class	VY® Invesco Global Portfolio - Initial Class

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to policyholders. Accordingly, earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of the federal income tax liability of ReliaStar Life, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Policyholder Reserves

Policyholder reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the policyholders invested in the Account Divisions. To the extent that benefits to be paid to the policyholders exceed their account values, ReliaStar Life will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to policyholder activity, including premiums, death benefits, surrenders and withdrawals, policy loans, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ReliaStar Life related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ReliaStar Life). Any net unsettled transactions as of the reporting date are included in payable to receivable from related parties on the Statements of Assets and Liabilities.

29

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

Subsequent Events

The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3. FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.
The Account's assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2023 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2023. The Account had no liabilities as of December 31, 2023.
The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4. CHARGES AND FEES
Under the terms of the Policies, certain charges and fees are incurred by the Policies to cover ReliaStar Life's expenses in connection with the issuance and administration of the Policies. Following is a summary of these charges and fees:

Premium Expense Charge

ReliaStar Life deducts a premium charge ranging from 3.0% to 8.0% of each premium payment as defined in the Policies. These charges are assessed through the redemption of units.

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Policies, deducts a daily charge from the assets of the Account. Monthly charges are deducted at annual rates of up to 0.90% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Policies. These charges are assessed through a reduction in unit values.

Other Policy Charges

The cost of insurance charge varies based on the insured's sex, issue age, policy year, rate class, and the face amount of the Policies. The monthly amount charged and charges for optional insurance benefits vary based on a number of factors and are defined in the Policies. These charges are assessed through the redemption of units.
30

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

The monthly administrative charge currently ranges from $8.25 to $19.00 per month. Monthly administrative charges for Select*Life II (policies with policy dates before February 17, 2004), Select*Life III, Flexdesign® VUL, Variable Estate Design and Variable Accumulation Design products are guaranteed not to exceed $12.00 per month. Monthly administrative charges for Select*Life II policies with policy dates on or after February 17, 2004 are guaranteed not to exceed $10.00 per month. These charges are assessed through the redemption of units.

Surrender and Lapse Charges

As defined in the Policies, ReliaStar Life assesses a surrender charge if the Policies lapse or are surrendered before a specified period. These charges are assessed through the redemption of units.

Fees Waived by ReliaStar Life

Certain charges and fees for various types of Policies may be waived by ReliaStar Life. ReliaStar Life reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. RELATED PARTY TRANSACTIONS
Management fees were paid to Voya Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts' advisory agreements provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective Fund.
31

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

6. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 follow:

	Purchases	Sales
	(In thousands)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	$4,832	$5,026
American Funds Insurance Series® Growth-Income Fund - Class 2	3,140	3,705
American Funds Insurance Series® International Fund - Class 2	674	1,823
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	566	891
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	3,706	6,205
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	7,439	9,808
Fidelity® VIP Index 500 Portfolio - Initial Class	35	171
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	44	183
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	52	393
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	215	818
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,466	2,930
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	40	8
Voya Government Liquid Assets Portfolio - Class I	8,350	15,786
Voya High Yield Portfolio - Institutional Class	701	1,942
Voya Large Cap Growth Portfolio - Institutional Class	1,110	10,625
Voya Large Cap Value Portfolio - Institutional Class	899	1,206
Voya Limited Maturity Bond Portfolio - Service Class	683	1,335
Voya Retirement Growth Portfolio - Institutional Class	1,823	1,128
Voya Retirement Moderate Growth Portfolio - Institutional Class	1,384	987
Voya Retirement Moderate Portfolio - Institutional Class	621	1,047
Voya U.S. Stock Index Portfolio - Institutional Class	11,104	6,710
VY® CBRE Global Real Estate Portfolio - Service Class	221	271
VY® CBRE Real Estate Portfolio - Institutional Class	100	77
VY® Invesco Growth and Income Portfolio - Service Class	919	1,040
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	479	497
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,670	2,633
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	16,334	7,041
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	1,517	2,606
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	542	708
Voya Global Insights Portfolio - Initial Class	5,528	3,879
Voya International High Dividend Low Volatility Portfolio - Initial Class	900	799
Voya Solution Moderately Aggressive Portfolio - Initial Class	112	133
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7	2
VY® Baron Growth Portfolio - Initial Class	1,132	1,011
VY® Columbia Small Cap Value II Portfolio - Initial Class	1,226	931
VY® Invesco Comstock Portfolio - Initial Class	2,439	1,560
VY® Invesco Equity and Income Portfolio - Initial Class	916	604
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	630	487
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	1,353	7,507
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1	3
32

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Strategic Allocation Growth Portfolio - Class I	$56	$15
Voya Strategic Allocation Moderate Portfolio - Class I	4	1
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	1,022	1,035
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	811	965
Voya Index Plus LargeCap Portfolio - Class I	582	427
Voya Index Plus MidCap Portfolio - Class I	1,376	1,792
Voya Index Plus SmallCap Portfolio - Class I	423	760
Voya International Index Portfolio - Class I	1,894	2,064
Voya Russell™ Large Cap Growth Index Portfolio - Class I	9,562	14,451
Voya Russell™ Large Cap Index Portfolio - Class I	3,635	553
Voya Russell™ Large Cap Value Index Portfolio - Class I	829	2,008
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	400	446
Voya Russell™ Small Cap Index Portfolio - Class I	351	590
Voya Small Company Portfolio - Class I	112	607
Voya U.S. Bond Index Portfolio - Class I	2,065	2,822
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	79	1,501
Voya SmallCap Opportunities Portfolio - Class I	81	1,754
33

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

7. CHANGES IN UNITS
The net changes in units outstanding follow:

	Year Ended December 31,
	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Insurance Series:
American Funds Insurance Series® Growth Fund - Class 2	18,135	68,589	(50,454)	23,612	61,377	(37,765)
American Funds Insurance Series® Growth-Income Fund - Class 2	20,531	71,082	(50,551)	53,787	70,341	(16,554)
American Funds Insurance Series® International Fund - Class 2	27,417	62,473	(35,056)	29,186	52,833	(23,647)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	21,693	43,747	(22,054)	79,929	37,403	42,526
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	21,029	70,605	(49,576)	27,707	56,372	(28,665)
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	30,988	73,711	(42,723)	23,266	57,971	(34,705)
Fidelity® VIP Index 500 Portfolio - Initial Class	1	1,240	(1,239)	—	649	(649)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	4	5,011	(5,007)	16	4,339	(4,323)
Neuberger Berman Advisers Management Trust:
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares	899	7,738	(6,839)	1,562	4,070	(2,508)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,317	38,796	(32,479)	7,139	24,747	(17,608)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	71,658	171,726	(100,068)	121,759	224,341	(102,582)
Voya Investors Trust:
Voya Global Perspectives® Portfolio - Class I	563	597	(34)	461	4,696	(4,235)
Voya Government Liquid Assets Portfolio - Class I	677,564	1,361,473	(683,909)	1,858,905	1,126,083	732,822
Voya High Yield Portfolio - Institutional Class	28,857	197,350	(168,493)	168,332	236,156	(67,824)
Voya Large Cap Growth Portfolio - Institutional Class	63,035	198,192	(135,157)	64,938	199,066	(134,128)
Voya Large Cap Value Portfolio - Institutional Class	25,407	44,809	(19,402)	97,332	105,180	(7,848)
Voya Limited Maturity Bond Portfolio - Service Class	48,312	123,150	(74,838)	67,149	249,697	(182,548)
Voya Retirement Growth Portfolio - Institutional Class	27,416	62,703	(35,287)	34,771	71,163	(36,392)
Voya Retirement Moderate Growth Portfolio - Institutional Class	36,979	48,075	(11,096)	17,949	26,475	(8,526)
Voya Retirement Moderate Portfolio - Institutional Class	11,495	58,001	(46,506)	20,978	59,025	(38,047)
Voya U.S. Stock Index Portfolio - Institutional Class	70,739	171,099	(100,360)	71,185	244,286	(173,101)
VY® CBRE Global Real Estate Portfolio - Service Class	15,530	24,515	(8,985)	71,273	251,036	(179,763)
VY® CBRE Real Estate Portfolio - Institutional Class	6	1,263	(1,257)	1	1,401	(1,400)
VY® Invesco Growth and Income Portfolio - Service Class	9,627	34,455	(24,828)	52,025	67,912	(15,887)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	27,248	34,712	(7,464)	31,400	31,490	(90)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	25,599	65,970	(40,371)	21,837	60,943	(39,106)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	92,324	116,126	(23,802)	79,936	107,780	(27,844)
VY® T. Rowe Price Equity Income Portfolio - Institutional Class	13,952	57,949	(43,997)	92,288	118,069	(25,781)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Service Class	34,261	57,224	(22,963)	33,292	56,784	(23,492)
Voya Global Insights Portfolio - Initial Class	40,464	126,869	(86,405)	49,686	123,275	(73,589)
Voya International High Dividend Low Volatility Portfolio - Initial Class	52,208	63,214	(11,006)	31,013	42,653	(11,640)
Voya Solution Moderately Aggressive Portfolio - Initial Class	3,088	8,798	(5,710)	3,663	14,280	(10,617)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	—	33	(33)	4	42	(38)
VY® Baron Growth Portfolio - Initial Class	14,913	21,270	(6,357)	7,327	20,845	(13,518)
VY® Columbia Small Cap Value II Portfolio - Initial Class	27,586	34,520	(6,934)	16,333	75,866	(59,533)
VY® Invesco Comstock Portfolio - Initial Class	28,021	36,147	(8,126)	39,966	72,415	(32,449)
VY® Invesco Equity and Income Portfolio - Initial Class	11,226	19,433	(8,207)	50,277	26,405	23,872
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	—	7,406	(7,406)	5	7,024	(7,019)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	46,523	152,671	(106,148)	38,990	117,085	(78,095)
34

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2023			2022
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	—	125	(125)	—	25	(25)
Voya Strategic Allocation Growth Portfolio - Class I	—	497	(497)	—	252	(252)
Voya Strategic Allocation Moderate Portfolio - Class I	—	39	(39)	—	38	(38)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class I	8,350	33,439	(25,089)	19,604	33,260	(13,656)
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	32,491	80,335	(47,844)	27,027	54,835	(27,808)
Voya Index Plus LargeCap Portfolio - Class I	9,763	10,223	(460)	5,946	14,832	(8,886)
Voya Index Plus MidCap Portfolio - Class I	21,022	41,506	(20,484)	22,596	55,492	(32,896)
Voya Index Plus SmallCap Portfolio - Class I	6,320	20,106	(13,786)	5,102	50,071	(44,969)
Voya International Index Portfolio - Class I	140,257	232,854	(92,597)	1,634,014	87,963	1,546,051
Voya Russell™ Large Cap Growth Index Portfolio - Class I	65,004	233,342	(168,338)	68,858	233,540	(164,682)
Voya Russell™ Large Cap Index Portfolio - Class I	55,887	9,593	46,294	5,134	10,573	(5,439)
Voya Russell™ Large Cap Value Index Portfolio - Class I	25,328	65,825	(40,497)	27,550	72,730	(45,180)
Voya Russell™ Mid Cap Growth Index Portfolio - Class I	8,208	8,899	(691)	4,396	10,646	(6,250)
Voya Russell™ Small Cap Index Portfolio - Class I	9,293	19,857	(10,564)	23,443	19,201	4,242
Voya Small Company Portfolio - Class I	9,581	27,299	(17,718)	22,980	51,191	(28,211)
Voya U.S. Bond Index Portfolio - Class I	141,676	213,545	(71,869)	56,733	87,552	(30,819)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	9,429	43,971	(34,542)	16,287	35,647	(19,360)
Voya SmallCap Opportunities Portfolio - Class I	5,628	20,737	(15,109)	7,597	14,280	(6,683)
35

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

8. FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for variable annuity policies, investment income ratios, expense ratios, excluding expenses of underlying funds, and total returns for the years ended December 31, 2023, 2022, 2021, 2020, and 2019 follows:

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds Insurance Series® Growth Fund - Class 2
2023		786	$106.14	to	$67.77	$82,466	0.36%	0.00%	to	0.80%	38.49%	to	37.38%
2022		836	$76.64	to	$49.33	$63,382	0.29%	0.00%	to	0.80%	-29.94%	to	-30.50%
2021		874	$109.39	to	$70.98	$94,545	0.22%	0.00%	to	0.80%	21.99%	to	21.02%
2020		949	$89.67	to	$58.65	$84,330	0.29%	0.00%	to	0.80%	52.06%	to	50.85%
2019		1,045	$58.97	to	$38.88	$61,039	0.75%	0.00%	to	0.80%	30.78%	to	29.73%
American Funds Insurance Series® Growth-Income Fund - Class 2
2023		611	$70.47	to	$45.84	$42,370	1.36%	0.00%	to	0.80%	26.13%	to	25.14%
2022		661	$55.87	to	$36.63	$36,394	1.21%	0.00%	to	0.80%	-16.49%	to	-17.16%
2021		678	$66.90	to	$44.22	$44,657	1.13%	0.00%	to	0.80%	24.10%	to	23.11%
2020		759	$53.91	to	$35.92	$40,343	1.25%	0.00%	to	0.80%	13.54%	to	12.64%
2019		835	$47.48	to	$31.89	$39,106	1.69%	0.00%	to	0.80%	26.14%	to	25.11%
American Funds Insurance Series® International Fund - Class 2
2023		515	$42.99	to	$23.50	$21,680	1.31%	0.00%	to	0.80%	15.84%	to	14.91%
2022		550	$37.11	to	$20.45	$20,011	1.60%	0.00%	to	0.80%	-20.77%	to	-21.41%
2021		573	$46.84	to	$26.02	$26,348	2.50%	0.00%	to	0.80%	-1.49%	to	-2.29%
2020		596	$47.55	to	$26.63	$27,790	0.57%	0.00%	to	0.80%	13.97%	to	13.08%
2019		657	$41.72	to	$23.55	$26,867	1.45%	0.00%	to	0.80%	22.89%	to	21.89%
BlackRock Global Allocation V.I. Fund - Class III
2023		328	$25.64	to	$22.79	$8,361	2.48%	0.00%	to	0.80%	12.51%	to	11.61%
2022		350	$22.79	to	$20.42	$7,937	0.00%	0.00%	to	0.80%	-16.06%	to	-16.75%
2021		307	$27.15	to	$24.53	$8,304	0.82%	0.00%	to	0.80%	6.39%	to	5.60%
2020		339	$25.52	to	$23.23	$8,615	1.15%	0.00%	to	0.80%	20.72%	to	19.74%
2019		404	$21.14	to	$19.40	$8,473	1.16%	0.00%	to	0.80%	17.77%	to	16.80%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2023		586	$119.57	to	$161.37	$74,196	1.86%	0.00%	to	0.80%	10.65%	to	9.76%
2022		636	$108.06	to	$147.02	$72,845	1.84%	0.00%	to	0.80%	-4.96%	to	-5.71%
2021		664	$113.70	to	$155.93	$80,358	1.93%	0.00%	to	0.80%	24.89%	to	23.89%
2020		721	$91.04	to	$125.86	$69,919	1.62%	0.00%	to	0.80%	6.70%	to	5.84%
2019		781	$85.32	to	$118.91	$71,213	2.01%	0.00%	to	0.80%	27.44%	to	26.42%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2023		605	$205.50	to	$93.41	$119,736	0.49%	0.00%	to	0.80%	33.45%	to	32.38%
2022		647	$153.99	to	$70.56	$95,647	0.46%	0.00%	to	0.80%	-26.31%	to	-26.90%
2021		682	$208.98	to	$96.53	$136,842	0.06%	0.00%	to	0.80%	27.83%	to	26.81%
2020		747	$163.48	to	$76.12	$117,452	0.24%	0.00%	to	0.80%	30.58%	to	29.52%
2019		817	$125.20	to	$58.77	$97,810	0.47%	0.00%	to	0.80%	31.57%	to	30.51%
Fidelity® VIP Index 500 Portfolio - Initial Class
2023		11		$145.95		$1,575	1.48%		0.80%			25.18%
2022		12		$116.59		$1,402	1.36%		0.80%			-18.87%
2021		13		$143.70		$1,822	1.24%		0.80%			27.55%
2020		14		$112.66		$1,565	1.56%		0.80%			17.29%
2019		17		$96.05		$1,640	1.98%		0.80%			30.29%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2023		45	$37.73	to	$38.22	$1,693	2.48%	0.00%	to	0.80%	6.22%	to	5.35%
2022		50	$35.52	to	$36.28	$1,774	2.11%	0.00%	to	0.80%	-12.96%	to	-13.66%
2021		54	$40.81	to	$42.02	$2,216	1.97%	0.00%	to	0.80%	-0.61%	to	-1.41%
2020		60	$41.06	to	$42.62	$2,463	2.18%	0.00%	to	0.80%	9.38%	to	8.53%
2019		66	$37.54	to	$39.27	$2,486	2.65%	0.00%	to	0.80%	9.67%	to	8.78%

36

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Neuberger Berman Advisers Management Trust® Sustainable Equity Portfolio - Class I Shares
2023		38	$64.94	to	$45.17	$2,466	0.34%	0.00%	to	0.80%	26.91%	to	25.89%
2022		45	$51.17	to	$35.88	$2,293	0.42%	0.00%	to	0.80%	-18.45%	to	-19.10%
2021		47	$62.75	to	$44.35	$2,969	0.40%	0.00%	to	0.80%	23.48%	to	22.48%
2020		50	$50.82	to	$36.21	$2,519	0.53%	0.00%	to	0.80%	19.55%	to	18.60%
2019		57	$42.51	to	$30.53	$2,412	0.39%	0.00%	to	0.80%	25.88%	to	24.87%
Voya Balanced Portfolio - Class I
2023		269	$25.29	to	$21.94	$6,607	1.77%	0.00%	to	0.80%	15.90%	to	14.99%
2022		301	$21.82	to	$19.08	$6,407	1.66%	0.00%	to	0.80%	-17.22%	to	-17.90%
2021		319	$26.36	to	$23.24	$8,198	1.67%	0.00%	to	0.80%	15.92%	to	14.99%
2020		342	$22.74	to	$20.21	$7,595	2.13%	0.00%	to	0.80%	10.82%	to	9.96%
2019		364	$20.52	to	$18.38	$7,302	2.44%	0.00%	to	0.80%	19.09%	to	18.12%
Voya Intermediate Bond Portfolio - Class I
2023		766	$22.65	to	$16.11	$17,160	3.97%	0.00%	to	0.80%	7.30%	to	6.41%
2022		866	$21.11	to	$15.14	$18,088	2.68%	0.00%	to	0.80%	-14.47%	to	-15.13%
2021		969	$24.68	to	$17.84	$23,653	2.94%	0.00%	to	0.80%	-0.88%	to	-1.65%
2020		998	$24.90	to	$18.14	$24,639	3.54%	0.00%	to	0.80%	7.84%	to	6.89%
2019		1,041	$23.09	to	$16.97	$23,860	3.33%	0.00%	to	0.80%	9.85%	to	8.99%
Voya Global Perspectives® Portfolio - Class I
2023		16	$16.09	to	$14.77	$250	6.71%	0.00%	to	0.80%	10.51%	to	9.65%
2022		16	$14.56	to	$13.47	$227	3.47%	0.00%	to	0.80%	-17.51%	to	-18.21%
2021		20	$17.65	to	$16.47	$350	4.07%	0.00%	to	0.80%	6.07%	to	5.31%
2020		14	$16.64	to	$15.64	$239	6.03%	0.00%	to	0.80%	16.12%	to	20.12%
2019		115		$14.33		$1,652	3.58%		0.00%			18.33%
Voya Government Liquid Assets Portfolio - Class I
2023		1,944	$13.27	to	$11.25	$25,350	4.78%	0.00%	to	0.80%	4.90%	to	4.17%
2022		2,628	$12.65	to	$10.80	$32,786	1.80%	0.00%	to	0.80%	1.52%	to	0.65%
2021		1,895	$12.46	to	$10.73	$23,198	0.00%	0.00%	to	0.80%	0.00%	to	-0.74%
2020		2,160	$12.46	to	$10.81	$26,487	0.24%	0.00%	to	0.80%	0.32%	to	-0.55%
2019		1,975	$12.42	to	$10.87	$24,128	1.96%	0.00%	to	0.80%	1.97%	to	1.21%
Voya High Yield Portfolio - Institutional Class
2023		777	$11.62	to	$11.19	$8,985	6.27%	0.00%	to	0.80%	12.27%	to	11.34%
2022		946	$10.35	to	$10.05	$9,753	5.73%	0.00%	to	0.80%	-12.29%	to	-12.99%
2021		1,013	$11.80	to	$11.55	$11,927	5.26%	0.00%	to	0.80%	5.26%	to	4.43%
2020		1,114	$11.21	to	$11.06	$12,472	5.25%	0.00%	to	0.80%	5.95%	to	5.13%
2019	05/29/2019	1,187	$10.58	to	$10.52	$12,547	(a)	0.00%	to	0.80%		(a)
Voya Large Cap Growth Portfolio - Institutional Class
2023		1,940	$82.07	to	$70.62	$158,523	0.00%	0.00%	to	0.80%	37.84%	to	36.75%
2022		2,075	$59.54	to	$51.64	$123,022	0.00%	0.00%	to	0.80%	-30.49%	to	-31.05%
2021		2,209	$85.66	to	$74.90	$188,509	0.00%	0.00%	to	0.80%	19.54%	to	18.59%
2020		2,417	$71.66	to	$63.16	$172,522	0.46%	0.00%	to	0.80%	30.89%	to	29.83%
2019		2,621	$54.75	to	$48.65	$142,906	0.68%	0.00%	to	0.80%	32.76%	to	31.70%
Voya Large Cap Value Portfolio - Institutional Class
2023		360	$35.73	to	$32.20	$12,838	1.39%	0.00%	to	0.80%	13.72%	to	12.82%
2022		379	$31.42	to	$28.54	$11,898	1.49%	0.00%	to	0.80%	-3.20%	to	-3.97%
2021		387	$32.46	to	$29.72	$12,548	2.55%	0.00%	to	0.80%	27.00%	to	25.99%
2020		405	$25.56	to	$23.59	$10,326	2.02%	0.00%	to	0.80%	6.28%	to	5.41%
2019		445	$24.05	to	$22.38	$10,679	2.15%	0.00%	to	0.80%	25.13%	to	24.13%

37

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Limited Maturity Bond Portfolio - Service Class
2023		737	$14.61	to	$12.19	$10,731	3.77%	0.00%	to	0.80%	4.51%	to	3.66%
2022		812	$13.98	to	$11.76	$11,315	1.52%	0.00%	to	0.80%	-4.90%	to	-5.69%
2021		995	$14.70	to	$12.47	$14,587	1.44%	0.00%	to	0.80%	-0.14%	to	-0.95%
2020		960	$14.72	to	$12.59	$14,095	1.95%	0.00%	to	0.80%	3.15%	to	2.36%
2019		995	$14.27	to	$12.30	$14,162	1.57%	0.00%	to	0.80%	4.08%	to	3.27%
Voya Retirement Growth Portfolio - Institutional Class
2023		601	$27.69	to	$24.70	$16,600	1.91%	0.00%	to	0.80%	18.38%	to	17.40%
2022		636	$23.39	to	$21.04	$14,847	1.55%	0.00%	to	0.80%	-16.31%	to	-16.97%
2021		672	$27.95	to	$25.34	$18,761	2.07%	0.00%	to	0.80%	15.98%	to	15.02%
2020		700	$24.10	to	$22.03	$16,843	2.57%	0.00%	to	0.80%	14.11%	to	13.21%
2019		742	$21.12	to	$19.46	$15,634	2.41%	0.00%	to	0.80%	22.08%	to	21.10%
Voya Retirement Moderate Growth Portfolio - Institutional Class
2023		284	$25.91	to	$23.12	$7,343	1.79%	0.00%	to	0.80%	15.77%	to	14.85%
2022		295	$22.38	to	$20.13	$6,592	1.75%	0.00%	to	0.80%	-15.99%	to	-16.68%
2021		303	$26.64	to	$24.16	$8,076	2.15%	0.00%	to	0.80%	14.38%	to	13.48%
2020		307	$23.29	to	$21.29	$7,146	2.43%	0.00%	to	0.80%	13.61%	to	12.71%
2019		317	$20.50	to	$18.89	$6,500	2.38%	0.00%	to	0.80%	20.38%	to	19.41%
Voya Retirement Moderate Portfolio - Institutional Class
2023		386	$22.42	to	$20.01	$8,601	2.02%	0.00%	to	0.80%	11.60%	to	10.74%
2022		432	$20.09	to	$18.07	$8,641	1.95%	0.00%	to	0.80%	-14.87%	to	-15.56%
2021		470	$23.60	to	$21.40	$11,052	2.23%	0.00%	to	0.80%	10.02%	to	9.18%
2020		482	$21.45	to	$19.60	$10,299	2.40%	0.00%	to	0.80%	12.54%	to	11.62%
2019		512	$19.06	to	$17.56	$9,721	2.10%	0.00%	to	0.80%	17.51%	to	16.60%
Voya U.S. Stock Index Portfolio - Institutional Class
2023		1,576	$60.40	to	$49.66	$95,060	1.57%	0.00%	to	0.80%	25.94%	to	24.90%
2022		1,677	$47.96	to	$39.76	$80,296	1.21%	0.00%	to	0.80%	-18.35%	to	-18.99%
2021		1,850	$58.74	to	$49.08	$108,512	1.12%	0.00%	to	0.80%	28.37%	to	27.35%
2020		1,941	$45.76	to	$38.54	$88,743	1.80%	0.00%	to	0.80%	18.12%	to	17.18%
2019		2,092	$38.74	to	$32.89	$80,974	1.63%	0.00%	to	0.80%	31.14%	to	30.05%
VY® CBRE Global Real Estate Portfolio - Service Class
2023		195	$16.59	to	$14.62	$3,219	1.67%	0.00%	to	0.80%	12.32%	to	11.43%
2022		204	$14.77	to	$13.12	$2,998	2.07%	0.00%	to	0.80%	-25.10%	to	-25.75%
2021		384	$19.72	to	$17.67	$7,548	2.80%	0.00%	to	0.80%	34.15%	to	33.06%
2020		274	$14.70	to	$13.28	$4,010	5.05%	0.00%	to	0.80%	-5.04%	to	-5.75%
2019		300	$15.48	to	$14.09	$4,624	2.91%	0.00%	to	0.80%	24.34%	to	23.27%
VY® CBRE Real Estate Portfolio - Institutional Class
2023		16		$70.30		$1,125	2.93%		0.00%			14.31%
2022		17		$61.50		$1,061	1.75%		0.00%			-26.97%
2021		19		$84.21		$1,571	1.86%		0.00%			52.33%
2020		20		$55.28		$1,111	2.45%		0.00%			-6.32%
2019		23		$59.01		$1,341	2.40%		0.00%			28.48%
VY® Invesco Growth and Income Portfolio - Service Class
2023		239	$41.99	to	$36.13	$9,907	1.79%	0.00%	to	0.80%	12.33%	to	11.44%
2022		263	$37.38	to	$32.42	$9,744	1.25%	0.00%	to	0.80%	-5.84%	to	-6.60%
2021		279	$39.70	to	$34.71	$10,984	1.51%	0.00%	to	0.80%	28.98%	to	27.94%
2020		295	$30.78	to	$27.13	$8,999	1.75%	0.00%	to	0.80%	2.91%	to	2.07%
2019		352	$29.91	to	$26.58	$10,447	2.47%	0.00%	to	0.80%	24.73%	to	23.74%

38

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2023		332	$21.80	to	$18.91	$7,228	1.98%	0.00%	to	0.80%	6.81%	to	5.94%
2022		340	$20.41	to	$17.85	$6,921	0.00%	0.00%	to	0.80%	-25.89%	to	-26.48%
2021		340	$27.54	to	$24.28	$9,339	0.00%	0.00%	to	0.80%	-9.82%	to	-10.54%
2020		461	$30.54	to	$27.14	$14,042	0.49%	0.00%	to	0.80%	33.71%	to	32.65%
2019		384	$22.84	to	$20.46	$8,744	0.14%	0.00%	to	0.80%	32.10%	to	31.07%
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2023		566	$58.37	to	$46.41	$32,727	0.35%	0.00%	to	0.80%	12.47%	to	11.56%
2022		607	$51.90	to	$41.60	$31,153	0.01%	0.00%	to	0.80%	-17.58%	to	-18.22%
2021		646	$62.97	to	$50.87	$40,236	0.39%	0.00%	to	0.80%	18.72%	to	17.75%
2020		675	$53.04	to	$43.20	$35,428	0.00%	0.00%	to	0.80%	16.52%	to	15.60%
2019		735	$45.52	to	$37.37	$33,126	1.17%	0.00%	to	0.80%	26.76%	to	25.74%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2023		1,147	$85.83	to	$50.80	$96,010	2.36%	0.00%	to	0.80%	18.93%	to	17.97%
2022		1,171	$72.17	to	$43.06	$82,359	1.48%	0.00%	to	0.80%	-11.97%	to	-12.67%
2021		1,199	$81.98	to	$49.31	$95,664	1.06%	0.00%	to	0.80%	18.67%	to	17.71%
2020		1,300	$69.08	to	$41.89	$86,907	1.48%	0.00%	to	0.80%	18.27%	to	17.34%
2019		1,387	$58.41	to	$35.70	$78,856	1.75%	0.00%	to	0.80%	24.73%	to	23.70%
VY® T. Rowe Price Equity Income Portfolio - Institutional Class
2023		259	$55.44	to	$35.13	$14,138	2.07%	0.00%	to	0.80%	9.57%	to	8.69%
2022		303	$50.60	to	$32.32	$15,077	2.08%	0.00%	to	0.80%	-3.21%	to	-3.98%
2021		329	$52.28	to	$33.66	$16,884	1.84%	0.00%	to	0.80%	25.64%	to	24.67%
2020		355	$41.61	to	$27.00	$14,497	4.73%	0.00%	to	0.80%	1.29%	to	0.45%
2019		377	$41.08	to	$26.88	$15,117	2.77%	0.00%	to	0.80%	26.63%	to	25.67%
Voya Global Bond Portfolio - Service Class
2023		327	$15.73	to	$13.54	$5,123	3.32%	0.00%	to	0.80%	5.93%	to	5.12%
2022		349	$14.85	to	$12.88	$5,176	2.43%	0.00%	to	0.80%	-18.45%	to	-19.15%
2021		373	$18.21	to	$15.93	$6,776	2.62%	0.00%	to	0.80%	-5.06%	to	-5.80%
2020		399	$19.18	to	$16.91	$7,635	2.61%	0.00%	to	0.80%	8.85%	to	7.98%
2019		429	$17.62	to	$15.66	$7,534	2.68%	0.00%	to	0.80%	7.64%	to	6.82%
Voya Global Insights Portfolio - Initial Class
2023		1,092	$46.40	to	$39.92	$50,338	0.05%	0.00%	to	0.80%	32.69%	to	31.62%
2022		1,178	$34.97	to	$30.33	$40,935	0.00%	0.00%	to	0.80%	-31.93%	to	-32.48%
2021		1,252	$51.37	to	$44.92	$63,928	0.00%	0.00%	to	0.80%	15.36%	to	14.45%
2020		1,361	$44.53	to	$39.25	$60,259	1.04%	0.00%	to	0.80%	27.78%	to	26.78%
2019		1,510	$34.85	to	$30.96	$52,378	0.50%	0.00%	to	0.80%	31.81%	to	30.74%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2023		369	$17.59	to	$16.01	$6,478	4.57%	0.00%	to	0.80%	14.89%	to	13.95%
2022		380	$15.31	to	$14.05	$5,810	4.34%	0.00%	to	0.80%	-8.92%	to	-9.65%
2021		391	$16.81	to	$15.55	$6,573	2.46%	0.00%	to	0.80%	12.14%	to	11.23%
2020		404	$14.99	to	$13.98	$6,049	3.32%	0.00%	to	0.80%	-0.73%	to	-1.55%
2019		422	$15.10	to	$14.20	$6,371	2.17%	0.00%	to	0.80%	16.69%	to	15.82%
Voya Solution Moderately Aggressive Portfolio - Initial Class
2023		46	$17.66	to	$16.51	$817	3.40%	0.00%	to	0.80%	18.84%	to	17.93%
2022		52	$14.86	to	$14.00	$772	3.45%	0.00%	to	0.80%	-18.58%	to	-19.26%
2021		63	$18.25	to	$17.34	$1,142	1.68%	0.00%	to	0.80%	17.36%	to	16.45%
2020		80	$15.55	to	$14.89	$1,234	2.01%	0.00%	to	0.80%	14.25%	to	13.32%
2019		85	$13.61	to	$13.14	$1,153	2.61%	0.00%	to	0.80%	22.94%	to	22.01%

39

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2023		1	$55.86	to	$48.06	$52	1.98%	0.00%	to	0.80%	9.10%	to	8.22%
2022		1	$51.20	to	$44.41	$49	1.94%	0.00%	to	0.80%	-5.38%	to	-6.15%
2021		1	$54.11	to	$47.32	$54	1.94%	0.00%	to	0.80%	27.56%	to	26.56%
2020		1	$42.42	to	$37.39	$49	1.68%	0.00%	to	0.80%	3.84%	to	3.00%
2019		2	$40.85	to	$36.30	$70	1.47%	0.00%	to	0.80%	30.97%	to	29.92%
VY® Baron Growth Portfolio - Initial Class
2023		158	$62.16	to	$53.48	$9,789	0.00%	0.00%	to	0.80%	15.09%	to	14.18%
2022		164	$54.01	to	$46.84	$8,849	0.00%	0.00%	to	0.80%	-23.50%	to	-24.12%
2021		178	$70.60	to	$61.73	$12,523	0.00%	0.00%	to	0.80%	20.73%	to	19.77%
2020		198	$58.48	to	$51.54	$11,539	0.00%	0.00%	to	0.80%	33.55%	to	32.46%
2019		242	$43.79	to	$38.91	$10,569	0.00%	0.00%	to	0.80%	38.97%	to	37.88%
VY® Columbia Small Cap Value II Portfolio - Initial Class
2023		179	$34.67	to	$30.08	$6,210	0.89%	0.00%	to	0.80%	14.12%	to	13.21%
2022		186	$30.38	to	$26.57	$5,652	0.22%	0.00%	to	0.80%	-13.67%	to	-14.35%
2021		246	$35.19	to	$31.02	$8,642	0.54%	0.00%	to	0.80%	34.52%	to	33.42%
2020		217	$26.16	to	$23.25	$5,670	0.83%	0.00%	to	0.80%	9.87%	to	9.00%
2019		239	$23.81	to	$21.33	$5,698	0.65%	0.00%	to	0.80%	20.44%	to	19.43%
VY® Invesco Comstock Portfolio - Initial Class
2023		159	$53.63	to	$37.38	$8,486	2.01%	0.00%	to	0.80%	12.27%	to	11.35%
2022		167	$47.77	to	$33.57	$7,949	1.66%	0.00%	to	0.80%	0.61%	to	-0.18%
2021		199	$47.48	to	$33.63	$9,439	1.99%	0.00%	to	0.80%	33.33%	to	32.25%
2020		165	$35.61	to	$25.43	$5,871	2.26%	0.00%	to	0.80%	-0.22%	to	-1.01%
2019		191	$35.69	to	$25.69	$6,796	2.58%	0.00%	to	0.80%	25.54%	to	24.53%
VY® Invesco Equity and Income Portfolio - Initial Class
2023		199	$42.09	to	$32.09	$8,345	2.26%	0.00%	to	0.80%	10.24%	to	9.37%
2022		208	$38.18	to	$29.34	$7,882	1.83%	0.00%	to	0.80%	-7.60%	to	-8.34%
2021		184	$41.32	to	$32.01	$7,522	1.48%	0.00%	to	0.80%	18.84%	to	17.86%
2020		194	$34.77	to	$27.16	$6,666	1.69%	0.00%	to	0.80%	9.96%	to	9.12%
2019		224	$31.62	to	$24.89	$6,929	2.06%	0.00%	to	0.80%	20.09%	to	19.09%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2023		82	$72.10	to	$41.77	$5,865	1.25%	0.00%	to	0.80%	10.82%	to	9.95%
2022		90	$65.06	to	$37.99	$5,773	1.11%	0.00%	to	0.80%	-8.33%	to	-9.07%
2021		97	$70.97	to	$41.78	$6,791	0.93%	0.00%	to	0.80%	29.77%	to	28.75%
2020		105	$54.69	to	$32.45	$5,690	1.17%	0.00%	to	0.80%	0.55%	to	-0.25%
2019		120	$54.39	to	$32.53	$6,443	1.20%	0.00%	to	0.80%	26.46%	to	25.45%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2023		1,040	$65.84	to	$56.65	$67,968	0.00%	0.00%	to	0.80%	20.96%	to	20.00%
2022		1,147	$54.43	to	$47.21	$61,927	0.00%	0.00%	to	0.80%	-24.34%	to	-24.94%
2021		1,225	$71.94	to	$62.90	$87,452	0.00%	0.00%	to	0.80%	13.79%	to	12.89%
2020		1,339	$63.22	to	$55.72	$84,051	0.09%	0.00%	to	0.80%	31.85%	to	30.80%
2019		1,510	$47.95	to	$42.60	$71,892	0.30%	0.00%	to	0.80%	37.20%	to	36.10%
Voya Strategic Allocation Conservative Portfolio - Class I
2023		—		$24.75		$4	0.00%		0.00%			11.94%
2022		—		$22.11		$6	0.00%		0.00%			-16.47%
2021		—		$26.47		$8	0.00%		0.00%			9.15%
2020		—		$24.25		$7	0.00%		0.00%			10.43%
2019		—		$21.96		$7	0.00%		0.00%			14.85%

40

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Strategic Allocation Growth Portfolio - Class I
2023		19	$33.00	to	$26.93	$632	3.39%	0.00%	to	0.80%	18.66%	to	17.75%
2022		20	$27.81	to	$22.87	$547	3.08%	0.00%	to	0.80%	-19.34%	to	-20.01%
2021		20	$34.48	to	$28.59	$686	1.86%	0.00%	to	0.80%	17.36%	to	16.41%
2020		20	$29.38	to	$24.56	$601	1.93%	0.00%	to	0.80%	14.41%	to	13.49%
2019		21	$25.68	to	$21.64	$538	2.64%	0.00%	to	0.80%	22.81%	to	21.85%
Voya Strategic Allocation Moderate Portfolio - Class I
2023		2	$29.23	to	$24.12	$50	4.26%	0.00%	to	0.80%	16.08%	to	15.13%
2022		2	$25.18	to	$20.95	$44	2.02%	0.00%	to	0.80%	-18.14%	to	-18.80%
2021		2	$30.76	to	$25.80	$55	1.83%	0.00%	to	0.80%	13.84%	to	12.96%
2020		2	$27.02	to	$22.84	$54	1.89%	0.00%	to	0.80%	12.72%	to	11.80%
2019		2	$23.97	to	$20.43	$52	1.75%	0.00%	to	0.80%	19.25%	to	18.30%
Voya Growth and Income Portfolio - Class I
2023		231	$40.73	to	$35.78	$9,351	1.13%	0.00%	to	0.80%	27.40%	to	26.39%
2022		256	$31.97	to	$28.31	$8,144	1.08%	0.00%	to	0.80%	-14.72%	to	-15.39%
2021		270	$37.49	to	$33.46	$10,062	1.05%	0.00%	to	0.80%	29.01%	to	27.95%
2020		284	$29.06	to	$26.15	$8,225	1.29%	0.00%	to	0.80%	17.27%	to	16.33%
2019		305	$24.78	to	$22.48	$7,533	1.65%	0.00%	to	0.80%	28.86%	to	27.87%
Voya Global High Dividend Low Volatility Portfolio - Class I
2023		559	$16.73	to	$15.59	$9,345	2.91%	0.00%	to	0.80%	6.70%	to	5.91%
2022		607	$15.68	to	$14.72	$9,503	2.64%	0.00%	to	0.80%	-4.91%	to	-5.64%
2021		635	$16.49	to	$15.60	$10,452	2.58%	0.00%	to	0.80%	20.89%	to	19.91%
2020		671	$13.64	to	$13.01	$9,143	2.29%	0.00%	to	0.80%	-0.80%	to	-1.66%
2019		739	$13.75	to	$13.23	$10,155	2.86%	0.00%	to	0.80%	21.68%	to	20.71%
Voya Index Plus LargeCap Portfolio - Class I
2023		84	$57.15	to	$45.01	$4,746	0.87%	0.00%	to	0.80%	26.05%	to	25.06%
2022		84	$45.34	to	$35.99	$3,781	0.78%	0.00%	to	0.80%	-19.04%	to	-19.68%
2021		93	$56.00	to	$44.81	$5,168	0.98%	0.00%	to	0.80%	29.24%	to	28.21%
2020		94	$43.33	to	$34.95	$4,030	1.39%	0.00%	to	0.80%	15.92%	to	14.97%
2019		113	$37.38	to	$30.40	$4,197	1.59%	0.00%	to	0.80%	30.06%	to	29.03%
Voya Index Plus MidCap Portfolio - Class I
2023		214	$55.62	to	$39.98	$11,840	1.12%	0.00%	to	0.80%	17.52%	to	16.56%
2022		235	$47.33	to	$34.30	$11,038	0.82%	0.00%	to	0.80%	-14.29%	to	-14.97%
2021		268	$55.22	to	$40.34	$14,679	1.02%	0.00%	to	0.80%	27.74%	to	26.74%
2020		289	$43.23	to	$31.83	$12,412	1.23%	0.00%	to	0.80%	8.26%	to	7.39%
2019		304	$39.93	to	$29.64	$12,049	1.37%	0.00%	to	0.80%	27.08%	to	26.07%
Voya Index Plus SmallCap Portfolio - Class I
2023		134	$51.23	to	$36.29	$6,804	1.02%	0.00%	to	0.80%	18.20%	to	17.25%
2022		148	$43.34	to	$30.95	$6,347	0.86%	0.00%	to	0.80%	-14.01%	to	-14.69%
2021		193	$50.40	to	$36.28	$9,647	0.67%	0.00%	to	0.80%	28.44%	to	27.43%
2020		186	$39.24	to	$28.47	$7,244	0.95%	0.00%	to	0.80%	5.40%	to	4.55%
2019		211	$37.23	to	$27.23	$7,779	1.10%	0.00%	to	0.80%	21.83%	to	20.81%
Voya International Index Portfolio - Class I
2023		1,453	$12.26	to	$12.11	$17,798	5.15%	0.00%	to	0.80%	17.77%	to	16.78%
2022	07/08/2022	1,546	$10.41	to	$10.37	$16,089	(d)	0.00%	to	0.80%		(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
2020		(d)		(d)		(d)	(d)		(d)			(d)
2019		(d)		(d)		(d)	(d)		(d)			(d)

41

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2023		2,025	$96.54	to	$85.82	$190,976	0.51%	0.00%	to	0.80%	45.99%	to	44.82%
2022		2,194	$66.13	to	$59.26	$141,917	0.40%	0.00%	to	0.80%	-30.03%	to	-30.58%
2021		2,358	$94.51	to	$85.37	$218,472	0.50%	0.00%	to	0.80%	30.67%	to	29.62%
2020		2,554	$72.33	to	$65.86	$181,264	0.56%	0.00%	to	0.80%	38.46%	to	37.35%
2019		2,766	$52.24	to	$47.95	$141,982	0.96%	0.00%	to	0.80%	35.83%	to	34.77%
Voya Russell™ Large Cap Index Portfolio - Class I
2023		85	$72.16	to	$64.14	$6,121	0.73%	0.00%	to	0.80%	29.41%	to	28.38%
2022		39	$55.76	to	$49.96	$2,148	0.65%	0.00%	to	0.80%	-20.07%	to	-20.71%
2021		44	$69.76	to	$63.01	$3,067	0.86%	0.00%	to	0.80%	27.39%	to	26.37%
2020		76	$54.76	to	$49.86	$4,137	1.12%	0.00%	to	0.80%	21.88%	to	20.90%
2019		43	$44.93	to	$41.24	$1,938	1.56%	0.00%	to	0.80%	31.34%	to	30.26%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2023		605	$47.40	to	$42.13	$28,536	2.08%	0.00%	to	0.80%	10.26%	to	9.37%
2022		645	$42.99	to	$38.52	$27,601	1.30%	0.00%	to	0.80%	-5.47%	to	-6.23%
2021		690	$45.48	to	$41.08	$31,254	2.11%	0.00%	to	0.80%	22.99%	to	22.01%
2020		726	$36.98	to	$33.67	$26,730	0.98%	0.00%	to	0.80%	1.48%	to	0.66%
2019		776	$36.44	to	$33.45	$28,169	2.49%	0.00%	to	0.80%	25.92%	to	24.91%
Voya Russell™ Mid Cap Growth Index Portfolio - Class I
2023		46	$66.72	to	$59.31	$3,061	0.51%	0.00%	to	0.80%	25.34%	to	24.34%
2022		47	$53.23	to	$47.70	$2,479	0.00%	0.00%	to	0.80%	-26.97%	to	-27.55%
2021		53	$72.89	to	$65.84	$3,851	0.28%	0.00%	to	0.80%	12.29%	to	11.40%
2020		118	$64.91	to	$59.10	$7,656	0.16%	0.00%	to	0.80%	34.84%	to	33.74%
2019		74	$48.14	to	$44.19	$3,549	0.87%	0.00%	to	0.80%	34.88%	to	33.79%
Voya Russell™ Small Cap Index Portfolio - Class I
2023		52	$33.89	to	$29.88	$1,736	1.59%	0.00%	to	0.80%	16.66%	to	15.77%
2022		62	$29.05	to	$25.81	$1,795	0.72%	0.00%	to	0.80%	-20.69%	to	-21.33%
2021		58	$36.63	to	$32.81	$2,114	0.84%	0.00%	to	0.80%	14.36%	to	13.41%
2020		67	$32.03	to	$28.93	$2,156	1.04%	0.00%	to	0.80%	19.56%	to	18.61%
2019		92	$26.79	to	$24.39	$2,457	1.09%	0.00%	to	0.80%	25.19%	to	24.19%
Voya Small Company Portfolio - Class I
2023		218	$32.56	to	$29.17	$7,085	0.44%	0.00%	to	0.80%	17.97%	to	17.05%
2022		235	$27.60	to	$24.92	$6,493	0.00%	0.00%	to	0.80%	-16.67%	to	-17.35%
2021		264	$33.12	to	$30.15	$8,726	0.15%	0.00%	to	0.80%	14.76%	to	13.86%
2020		280	$28.86	to	$26.48	$8,068	0.49%	0.00%	to	0.80%	12.30%	to	11.35%
2019		299	$25.70	to	$23.78	$7,692	0.43%	0.00%	to	0.80%	26.23%	to	25.22%
Voya U.S. Bond Index Portfolio - Class I
2023		349	$14.65	to	$12.92	$5,089	3.84%	0.00%	to	0.80%	5.02%	to	4.19%
2022		421	$13.95	to	$12.40	$5,844	2.16%	0.00%	to	0.80%	-13.08%	to	-13.77%
2021		452	$16.05	to	$14.38	$7,219	2.19%	0.00%	to	0.80%	-1.89%	to	-2.64%
2020		521	$16.36	to	$14.77	$8,495	2.88%	0.00%	to	0.80%	7.21%	to	6.34%
2019		492	$15.26	to	$13.89	$7,496	2.44%	0.00%	to	0.80%	8.30%	to	7.42%
Voya MidCap Opportunities Portfolio - Class I
2023		391	$45.58	to	$75.37	$17,951	0.00%	0.00%	to	0.80%	23.56%	to	22.55%
2022		425	$36.89	to	$61.50	$15,815	0.00%	0.00%	to	0.80%	-25.08%	to	-25.66%
2021		445	$49.24	to	$82.73	$22,066	0.00%	0.00%	to	0.80%	12.09%	to	11.17%
2020		484	$43.93	to	$74.42	$21,426	0.11%	0.00%	to	0.80%	41.12%	to	40.02%
2019		523	$31.13	to	$53.15	$16,429	0.28%	0.00%	to	0.80%	29.33%	to	28.29%
42

SELECT*LIFE VARIABLE ACCOUNT
OF RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya SmallCap Opportunities Portfolio - Class I
2023		157	$127.18	to	$66.82	$19,414	0.00%	0.00%	to	0.80%	20.93%	to	19.96%
2022		172	$105.17	to	$55.70	$17,591	0.00%	0.00%	to	0.80%	-23.09%	to	-23.72%
2021		179	$136.75	to	$73.02	$23,794	0.00%	0.00%	to	0.80%	4.67%	to	3.84%
2020		187	$130.65	to	$70.32	$23,730	0.00%	0.00%	to	0.80%	26.35%	to	25.35%
2019		202	$103.40	to	$56.10	$20,340	0.00%	0.00%	to	0.80%	25.71%	to	24.69%

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Policy presented in the Statements of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(a)	As investment Division had no investments until 2019, this data is not meaningful and therefore not presented.
(d)	As investment Division had no investments until 2022, this data is not meaningful and therefore not presented.
43

Report of Independent Auditors

The Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the statutory-basis financial statements of ReliaStar Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2023 and 2022, and the related statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, on the basis of accounting described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor's Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.

•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ Ernst & Young LLP

March 26, 2024

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2023	2022
	(In Thousands)
Admitted Assets
Cash and invested assets:
Bonds	$6,738,042	$7,714,573
Bonds - securities loaned and pledged	210,937	215,546
Mortgage loans	1,061,532	1,111,217
Contract loans	172,741	183,139
Cash and short term investments	307,990	372,322
Other invested assets	658,621	714,595
Subsidiaries	507,355	498,840
Securities lending collateral	115,700	134,682
Derivatives	93,285	86,283
Preferred stocks	53,359	111,186
Common stocks	37,029	37,748
Land and Real estate:
Properties occupied by the Company	43,391	—
Properties held for sale	—	46,561
Total cash and invested assets	9,999,982	11,226,692

Deferred and uncollected premiums	(430,712)	(394,671)
Accrued investment income	73,677	78,511
Reinsurance balances recoverable	774,953	710,433
Federal income tax recoverable including ($4,804) & ($4,745) on realized capital loss at December 31, 2023 and 2022, respectively)	13,781	11,179
Indebtedness from related parties	26,208	1,547
Net deferred tax asset	188,677	232,737
Other assets	79,221	69,448
Separate account assets	2,398,225	2,098,558
Total admitted assets	$13,124,012	$14,034,434

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Balance Sheets - Statutory Basis

	December 31
	2023	2022
	(In Thousands, except share amounts)
Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$6,154,343	$6,736,601
Accident and health reserves	67,066	64,545
Deposit type contracts	1,016,833	1,133,821
Policyholders’ funds	158	148
Dividends payable	(3,835)	(4,036)
Policy and contract claims	599,037	621,918
Total policy and contract liabilities	7,833,602	8,552,997

Interest maintenance reserve	2,400	23,372
Accounts payable and accrued expenses	105,187	92,361
Reinsurance balances	675,226	767,031
Indebtedness to related parties	36,137	75,187
Asset valuation reserve	168,520	195,412
Net transfers to separate accounts due or accrued	950	1,699
Derivatives	49,804	48,066
Payable for securities lending	115,700	134,682
Other liabilities	291,735	260,750
Separate account liabilities	2,398,225	2,098,558
Total liabilities	11,677,486	12,250,115

Capital and surplus:
Common stock: authorized 25,000,000 shares of $1.25 par value; 2,000,000 shares issued and outstanding	2,500	2,500
Preferred capital stock	100	100
Paid-in and contributed surplus	7,620	7,620
Unassigned surplus	1,436,406	1,774,199
Preferred capital stock, held in treasury	(100)	(100)
Total capital and surplus	1,446,526	1,784,319
Total liabilities and capital and surplus	$13,124,012	$14,034,434

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Operations – Statutory Basis

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Premiums and other revenues:
Life, annuity, and accident and health premiums	$1,206,152	$1,069,408	$(4,852,113)
Considerations for supplementary contracts with life contingencies	6,529	5,239	3,365
Net investment income	501,852	533,029	523,624
Amortization of interest maintenance reserve	3,186	6,472	(8,756)
Commissions, expense allowances and reserve adjustments on reinsurance ceded	206,011	238,660	1,466,840
Other revenue	64,430	74,287	97,502
Total premiums and other revenues	1,988,160	1,927,095	(2,769,538)

Benefits paid or provided:
Death benefits	103,271	97,572	43,270
Annuity benefits	63,129	56,316	59,941
Surrender benefits and withdrawals	795,956	589,065	599,676
Interest and adjustments on contract or deposit-type contract funds	34,030	51,498	(21,287)
Accident and health benefits	414,769	384,230	342,021
Other benefits	5,784	1,551	4,782
Decrease in life, annuity and accident and health reserves	(534,752)	(321,928)	(4,041,761)
Net transfers from separate accounts	(132,079)	(105,021)	(182,136)
Total benefits paid or provided	750,108	753,283	(3,195,494)

Insurance expenses and other deductions:
Commissions	340,935	313,899	262,329
General expenses	361,053	306,993	340,849
Insurance taxes, licenses and fees	84,371	77,188	73,342
Loss (gain) released from interest maintenance reserve	9,900	1,177	(1,033,526)
Deferred gain on reinsurance	—	—	2,509,261
Other deductions	19,460	44,064	231,612
Total insurance expenses and other deductions	815,719	743,321	2,383,868

Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital (loss) gain	422,333	430,491	(1,957,912)

Dividends to policyholders	1,277	(17)	(15,083)

Gain (loss) from operations before federal income taxes and net realized capital (loss) gain	421,056	430,508	(1,942,828)

Federal income tax expenses (benefit)	18,503	2,744	(652,430)
Gain (loss) from operations before net realized capital (loss) gain	402,553	427,764	(1,290,398)
Net realized capital (loss) gain	(1,960)	(10,137)	79,664
Net income (loss)	$400,593	$417,627	$(1,210,734)

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Changes in Capital and Surplus—Statutory Basis

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Preferred stock:
Balance at beginning and end of year	100	100	100

Special surplus funds:
Balance at beginning of year	—	693	1,387
Release of gain on sale/leaseback of home property from unassigned surplus	—	(693)	(694)
Balance at end of year	—	—	693

Surplus note:
Balance at beginning of year	—	—	100,000
Repayment of surplus note	—	—	(100,000)
Balance at end of year	—	—	—

Paid-in and contributed surplus:
Balance at beginning of year	7,620	336,120	497,410
Capital contributed	—	—	196,710
Capital contributions returned - extraordinary distribution	—	(328,500)	(358,000)
Balance at end of year	7,620	7,620	336,120

Unassigned surplus:
Balance at beginning of year	1,774,199	1,442,343	994,927
Net income (loss)	400,593	417,627	(1,210,734)
Change in net unrealized capital gain (loss)	16,104	(16,156)	316,645
Change in nonadmitted assets	(31,886)	47,670	191,619
Change in liability for reinsurance in unauthorized companies	4,629	(22,443)	(1,222)
Change in reserve due to change in valuation basis	44,985	—	—
Change in asset valuation reserve	26,891	13,597	(20,595)
Tax on change in valuation basis	(8,706)	—	(75)
Change in net deferred income tax	(18,496)	(48,816)	(306,888)
Permitted practices	—	2,321,218	—
Deferred gain on reinsurance of existing business	—	(2,321,218)	2,509,261
Amortization of gain on reinsurance	(23,488)	(77,277)	(1,033,231)
Release of gain on sale/leaseback of home property to special surplus	—	693	694
Dividends to stockholder	(746,500)	—	—
Amortization of pension and other post-employment benefits	(1,919)	3,389	1,942
Prior period adjustment	—	13,572	—
Balance at end of year	1,436,406	1,774,199	1,442,343

Preferred capital stock held in treasury balance at beginning and end of year	(100)	(100)	(100)
Total capital and surplus	$1,446,526	$1,784,319	$1,781,656

The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Operations
Premiums, policy proceeds, and other considerations received, net of reinsurance paid	$1,247,540	$1,085,535	$755,069
Net investment income received	513,022	597,435	605,740
Commissions and expenses paid	(805,758)	(758,818)	(899,091)
Benefits paid	(1,652,493)	(1,225,904)	(1,209,555)
Net transfers from separate accounts	131,330	105,871	185,940
Dividends paid to policyholders	(1,076)	393	(4,235)
Federal income taxes (paid) recovered	(25,007)	26,199	322,751
Miscellaneous income	435,276	332,188	336,519
Net cash (used in) provided by operations	(157,166)	162,899	93,138
Investment Activities
Proceeds from investments sold, matured, or repaid:
Bonds	1,902,136	2,202,241	1,496,244
Stocks	91,217	5,555	54,125
Mortgage loans	135,153	238,376	197,423
Real estate	—	—	558
Other invested assets	83,314	85,250	138,662
Net gain (loss) on cash and short term investments	18	1,895	(204)
Miscellaneous proceeds	32,132	33,246	2,312
Total investment proceeds	2,243,970	2,566,563	1,889,120

Cost of investments acquired:
Bonds	1,015,658	2,123,331	1,585,541
Stocks	4,062	8,181	177,530
Mortgage loans	95,787	80,979	118,664
Real estate	—	466	12,623
Other invested assets	41,042	64,915	131,915
Miscellaneous applications	7,001	86,748	146,640
Total cost of investments acquired	1,163,550	2,364,620	2,172,913
Net decrease in contract loans	10,400	18,180	24,516
Net cash provided by (used in) investment activities	1,090,820	220,123	(259,277)
Financing and Miscellaneous Activities
Other cash (applied) provided:
Surplus notes, capital notes	—	—	(100,000)
Capital and surplus paid-in	—	(328,500)	(339,394)
Net (withdrawals) deposits on deposit type contracts	(116,988)	(13,273)	352,774
Dividends paid to stockholder	(746,500)	—	—
Other cash (applied) provided	(134,498)	104,866	86,722
Net cash (used) provided in financing and miscellaneous activities	(997,986)	(236,907)	102
Net (decrease) increase in cash and short term investments	(64,332)	146,115	(166,037)
Cash and short term investments:
Beginning of year	372,322	226,207	392,244
End of year	$307,990	$372,322	$226,207
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Statements of Cash Flows—Statutory Basis

	Year ended December 31
	2023	2022	2021
	(In Thousands)

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Return of capital from sub Roaring River, LLC	$—	$—	$51,646
Reinsurance asset transfer	—	—	6,493,080
Gross deferred tax asset from liquidation of Voya Financial Holding II	—	—	613,933
Deferred tax transfer from sub Roaring River, LLC	—	—	2,602
Employee benefits liability transfer	—	—	1,393

In 2022, due to an implementation of new software, the Company revised its approach for calculating the Statement of Cash Flows. The current methodology, which is based on the guidance provided in the National Association of Insurance Commissioners ("NAIC") Instructions, resulted in classification changes for certain amounts. The Company has restated the prior period balances using the current methodology to provide comparable presentation for all periods disclosed. There is no impact to the beginning or ending cash balance as a result of this update.
The accompanying notes are an integral part of these financial statements.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

1.Organization and Significant Accounting Policies
ReliaStar Life Insurance Company (the “Company”) is domiciled in Minnesota and is a wholly owned subsidiary of Voya Holdings Inc. (“Voya Holdings”), a Connecticut holding and management company. Voya Holdings is a wholly owned subsidiary of Voya Financial, Inc., a publicly traded corporation with its common stock listed on the New York Stock Exchange, under the symbol "VOYA."

On January 4, 2021, the Company's ultimate parent, Voya Financial, Inc., consummated a series of transactions (collectively, the “Individual Life Transaction”) pursuant to a Master Transaction Agreement dated December 18, 2019 (the "Resolution MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"), pursuant to which Resolution Life US acquired all of the shares of the capital stock of Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") as well as several subsidiaries of SLD and one subsidiary of SLD. The Company reinsured to SLD a 100% quota share, of its respective in-scope individual life insurance and annuities business. The Company remains a subsidiary of Voya Financial, Inc. This transaction resulted in the disposition of substantially all of the Voya Financial, Inc.’s life insurance and legacy non-retirement annuity businesses and related assets. As of January 4, 2021, SLD and SLDI as well as several subsidiaries of SLD and one subsidiary of SLDI are no longer affiliates of the Company.

In preparation for the Individual Life Transaction, the Company recaptured several reinsurance agreements with internal and external reinsurers within the life insurance and the annuities business segments. The recaptured business was ceded to SLD as part of the Individual Life Transaction.The impact of the recaptures on the Company's 2021 financial statements was a decrease in pre-tax net income of $2.9 billion and a decrease in surplus of $3.8 billion; the result of a deferred gain of $.9 billion.

As a result of the transaction the Company reinsured $9,123 of policyholder liabilities under indemnity coinsurance and modified coinsurance arrangements. The Company ceded $8,778 in premiums and recognized a $2,509 deferred gain.

Description of Business

The Company is principally engaged in the business of providing employee benefit products and services, retirement plans, and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, and Puerto Rico.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Use of Estimates

The preparation of the financial statements of the Company requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Recently Adopted Accounting Principles

Effective January 1, 2023, Actuarial Guideline ("AG") XLIV (Group Term Life Waiver of Premium Disabled Life Reserves) was revised. The Guideline incorporates the new 2023 Group Term Life Waiver ("GTLW") Mortality and Recovery Valuation Tables. Following Section VI of the revised AG XLIV, the Company applied the new 2023 GLTW valuation tables and the company-specific experience margins to the Group Term Life Waiver of Premium claims effective on and after January 1, 2023.

The Company also exercised the option in Section V of the revised AG XLIV, which allows disability claims effective on or after January 1, 2009 and on or before December 31, 2022 to be valued under Section VI. The impact of this retroactive adoption is an increase in surplus of $45.0 with the tax impact of the valuation basis change of ($8.7) reported in the Statement of Changes in Capital and Surplus on the Tax on change on valuation basis line.

On August 13, 2023, with an effective date of September 30, 2023, the NAIC adopted Interpretation of the Statutory Accounting Principles (E) Working Group Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”) to provide temporary relief resulting from the nonadmit of the net realized losses deferred to the interest maintenance reserve ("IMR"). Provisions within this interpretation are permitted as a short-term solution until December 31, 2025.

Under INT 23-01, net negative (disallowed) IMR of up to 10% of the adjusted general account capital and surplus can now be admitted, with the exception of losses resulting from asset sales compelled by liquidity pressures and losses from derivatives, if such losses had not historically been deferred to IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Correction of Errors

In the second quarter of 2022, the Company determined that it had overstated its Net Income for 2021 by $1.0 due to an over ceding of claims error. To correct the error, the Company recognized a cumulative prior period adjustment to decrease the surplus in accordance with the provisions of SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP No. 3").

In the third quarter of 2022, the Company determined that it had understated its Net Income for 2021 by $6.5 due to an under ceding of commissions. To correct the error, the Company recognized a cumulative prior period adjustment to increase the surplus in accordance with the provisions of SSAP No. 3.

In 2022, the Company determined that it had understated its Current Income Tax Recoverable by $7.0 and Net Deferred Tax Asset by $1.0, due to the incorrect recognition of gain on the dissolution of its subsidiary, Roaring River I, LLC. The dissolution qualified as a nontaxable disposition and should not have been recognized. To correct the error, the Company recognized a cumulative prior period adjustment increase in surplus of $8.0 in accordance with the provision of SSAP No. 3.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division, which practices differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). The more significant variances from U.S. GAAP are:

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on a designation assigned by the NAIC.

The Company periodically reviews the value of its investments in bonds and mandatorily redeemable preferred stocks. If the fair value of any investment falls below its cost basis, the decline is analyzed to determine whether it is an other-than-temporary decline. To make this determination for each security, the following are some of the factors considered:

•The length of time and the extent to which the fair value has been below cost.
•The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential.
•The Company's intent to sell the security prior to its maturity at an amount below its carrying value.
•The Company's intent and ability to hold the security long enough for it to recover its fair value.

Based on the analysis, the Company makes a judgment as to whether the decline in fair value is other–than-temporary. When an Other Than Temporary Impairment ("OTTI") is recorded because there is intent to sell or the Company does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis, the security is written down to fair value. The interest related OTTI is deferred through the IMR and the non-interest related OTTI is included in the asset valuation reserve (“AVR”) in the period that the OTTI is considered to have occurred as prescribed by the NAIC. Losses resulting from OTTI charges, net of transfers to IMR, are recorded within net realized capital gains (losses) in the statements of operations.

The Company invests in structured securities, including residential mortgage backed securities, collateralized mortgage obligations, asset backed securities, collateralized debt obligations, and commercial mortgage backed securities. Structured securities are reported at amortized cost or fair value based on a designation assigned by the NAIC. They are amortized using the interest method over the period which repayment of principal is expected to occur. For structured securities in unrealized loss positions, the Company determines whether it has the intent to sell or the intent and ability to hold the security for a period of time sufficient to recover the amortized cost. If the Company has the intent and ability to hold the security to recovery, the Company must compare the present value of the expected

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

future cash flows for this security to its carrying value. If the present value of the expected future cash flows for the security is lower than its carrying value, the security is written down to its present value of the expected future cash flows.

Net realized gains and losses on disposed investments are reported in the statements of operations, net of federal income tax and transfers to the IMR.

Under U.S. GAAP, the Company’s fixed maturities are designated at purchase as trading or available-for-sale, except for those accounted for using the fair value option ("FVO"). Fixed maturity investments are reported at fair value. For FVO securities or those designated as trading, changes in fair value are reported in the statements of operations. Available-for-sale securities are reported at fair value with changes in fair value reported as a separate component of other comprehensive income (loss) in shareholder’s equity. For available-for-sale securities for which the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Changes in the allowance for credit losses are recorded in the statements of operations.

Asset Valuation Reserve: The AVR is intended to establish a reserve to offset potential credit related investment losses on most invested asset categories. AVR is determined by an NAIC prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is recorded directly to unassigned surplus.

Interest Maintenance Reserve: Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed income investments, principally bonds, derivatives, and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five year bands. The Company reports the net deferral of IMR as a liability on the accompanying balance sheets. When the net deferral of IMR is negative, the amount is reported as part of other assets and would be admitted to the extent that the amount is less than 10% of the Company's adjusted general account capital and surplus and the asset sales were not the result of liquidity pressures.

Cash and Short-term Investments: Cash and short-term investments represent cash balances, demand deposits, and short-term fixed maturity investments with initial maturities of one year or less at the date of acquisition.

Under U.S. GAAP, the corresponding caption of cash and cash equivalents includes cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

purchase. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase.

Derivatives: The Company follows the hedge accounting guidance in SSAP No. 86, Derivatives (“SSAP No. 86”) for derivative transactions. Under SSAP No. 86, derivatives that are deemed effective hedges are accounted for entirely in a manner which is consistent with the underlying hedged item. Derivatives used in hedging transactions that do not meet the requirements of SSAP No. 86 as an effective hedge are carried at fair value with the change in value recorded in surplus as unrealized gains or losses. Embedded derivatives are not accounted for separately from the host contract.

Under U.S. GAAP, the effective and ineffective portions of a cash flow hedge are accounted for separately. The effective portion of the gain or loss on the derivative instrument is reported as a component of accumulated other comprehensive income and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in other net realized capital gains (losses). For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in other net realized capital gains (losses). An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is reported with the host contract on the balance sheets at fair value, and the change in fair value is recorded in income.

Mortgage Loans: Mortgage loans are reported at amortized cost, less write downs for impairments. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lesser of either the present value of expected cash flows from the loan, discounted at the loan’s original purchase yield or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains (losses).

Under U.S. GAAP, the Company reports mortgage loans at amortized cost, net of allowance for credit losses. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. The change in the allowance for credit losses is recorded in net realized capital gains (losses) in the statements of operations. Loans

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

are written off against the allowance when management believes the uncollectability of a loan balance is confirmed.

Deferred Income Taxes: Deferred tax assets and liabilities represent the future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Deferred tax assets are provided for and admitted to an amount determined under a standard formula in accordance with SSAP No. 101, Income Taxes ("SSAP No. 101"). A valuation allowance is required if based on the available evidence, it is more likely than not (a likelihood of more than 50 percent) that some portion or all of the gross deferred tax assets will not be realized. This assessment is determined on a separate reporting entity basis.

After reduction for any valuation allowance, the Company follows the admissibility formula prescribed under SSAP No. 101. These provisions limit the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limitation is based on availability of taxes paid in prior years that could be recovered through carrybacks, the expected timing of reversals for accumulated temporary differences over the next three years to offset future taxes, surplus limits, and the amount of gross deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are nonadmitted.

SSAP No. 101 requires all changes in deferred tax balances to be included as surplus adjustments; under U.S. GAAP, however, most changes in deferred tax balances are recorded in the income statement (with the exception of certain items that are recorded through Other Comprehensive Income or directly to the equity section of the balance sheet) as a component of the total income tax provision.

U.S. GAAP also requires that deferred taxes be included for all jurisdictions that determine taxes based on income. Thus deferred state income taxes must be recorded under U.S. GAAP. SSAP No. 101, however, specifically prohibits establishing deferred state income tax assets and liabilities.

Investments in Real Estate: Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus. Properties held for sale are reported at the lower of depreciated cost or fair value, less encumbrances and estimated costs to sell the property. Any real estate not meeting the appraisal requirements established in SSAP No. 40R, Real Estate Investments ("SSAP No. 40R"), shall be nonadmitted until the required appraisals are obtained.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Under U.S. GAAP, property is carried at cost, less accumulated depreciation, and is reported gross of related obligations in other assets on the balance sheets.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred.

Under U.S. GAAP, incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities are capitalized. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. In addition, the outstanding value of in force business acquired is capitalized. Deferred acquisition costs and value of business acquired is amortized on a constant level basis over the expected term of the related contracts.

Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Under U.S. GAAP, premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized as revenue when due. Amounts received for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges.

Benefits Paid or Provided: Benefits incurred for universal life and annuity policies represent the total of death benefits paid and the change in policy reserves.

Under U.S. GAAP, benefits and expenses for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and fixed-indexed annuity contracts include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium method and Commissioners’ Reserve Valuation Method (“CRVM”) using statutory rates for mortality and interest. Annuity policy and contract reserves under statutory accounting practices are calculated based upon the Commissioners’ Annuity Reserve Valuation Method (“CARVM”) using statutory rates for mortality and interest.

Under U.S. GAAP, actuarially determined reserves are calculated to meet future obligations. This includes estimates of unpaid claims and claims that have been incurred but have not

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

been reported as of the balance sheet date. Reserves for long-duration traditional life insurance contracts and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Reserves for payout contracts with life contingencies are equal to the present value of future payments. For interest sensitive products, the U.S. GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

Separate Accounts: The assets and liabilities of the separate accounts are carried at fair value. Seed money contributed by the Company is reported as a component of Surplus in the separate account. Reserves are calculated based upon the CARVM.

Under U.S. GAAP, the Market Value Adjustment (“MVA”) separate accounts do not qualify as separate accounts and are reported as assets and liabilities of the Company’s general account. Seed money is reported as an equity investment. Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon, net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations.

Reinsurance: Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves. Commissions allowed by reinsurers on business ceded are reported as income when received. Losses generated in certain reinsurance transactions are recognized immediately in income, with gains reported as a separate component of surplus and amortized over the remaining life of the business. For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus.

Under U.S. GAAP, ceded future policy benefits and contract owner liabilities are reported gross on the balance sheets. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the balance sheets and are stated net of allowances for credit losses, which are charged to earnings. Gains and losses on reinsurance, including commission and expense allowances, are deferred and amortized over the remaining life of the business.

Nonadmitted Assets: Certain assets designated as “nonadmitted,” principally disallowed interest maintenance reserves, non-operating system software, past due agents’ balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, ("NAIC SAPP") are excluded from the accompanying balance sheets and are charged directly to

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

unassigned surplus. In addition, non-admitted assets include deferred tax assets that are not admissible under SSAP No. 101.  See Deferred Income Taxes above.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated. Certain affiliated investments for which audited U.S. GAAP statements are not available, or expected to be available, are nonadmitted.

Under U.S. GAAP, the accounts and operations of the Company’s wholly owned subsidiaries are consolidated. Intercompany transactions and balances are eliminated.

Policyholder Dividends: Policyholder dividends are recognized when declared.

Reconciliation to U.S. GAAP: The effects of the preceding variances from U.S. GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Certain reclassifications may be made to prior year amounts to maintain comparability of the years presented.

Investments: Investments are stated at values prescribed by the NAIC, as follows:

Bonds not backed by other loans are stated at either amortized cost using the yield to worst method or the lower of cost or fair market value. The Company does not have any SVO-Identified investments as defined in SSAP No. 26R, Bonds-Revised.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair market value. Amortized cost is determined using the interest method and includes anticipated prepayments. The prospective adjustment method is used to determine the amortized cost for the majority of loan-backed and structured securities. For certain securities, the retrospective adjustments methodology is utilized, including agency and non-agency pools.

Redeemable preferred stocks rated as medium quality or better are valued at amortized cost. All other redeemable preferred stocks are reported at the lower of amortized cost or fair value and Perpetual preferred stocks are reported at its fair value with a ceiling of its effective call price.

Common stocks are reported at fair value and the related unrealized capital gains/losses are reported in unassigned surplus along with adjustment for federal income taxes. Federal Home Loan Bank ("FHLB") common stock is priced at par value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial cash and/or non-cash collateral is required at a rate of 102% of the market value of the loaned securities. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty’s ability to return securities pledged where collateral is insufficient to cover the loss. Under the securities lending program, the Company also accepts non-cash collateral in the form of securities. The securities retained as collateral may not be sold or re-pledged, except in the event of default, and are not reflected in the Company’s Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and Mortgage-Backed Securities pools.

Short-term investments are reported at amortized cost which approximates fair value.

Partnership interests, which are included in other invested assets, are reported at the underlying audited U.S. GAAP equity of the investee. Changes in surplus from distributions are reported in investment income.

Residual collateralized mortgage obligations, which are included in other invested assets on the balance sheet, are reported at amortized cost using the effective interest method.

Surplus notes acquired, which are included in other invested assets on the balance sheets, are reported at amortized cost using the effective interest method.

Realized capital gains and losses are generally determined using the first in first out method.

The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. For those derivatives in effective hedging relationships, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold. The unrealized gains and losses from derivatives not designated as accounting hedges are reported at fair value through surplus. Upon termination, interest related gains and losses on asset hedges are included in IMR and are amortized over the remaining lives of the derivatives; other gains and losses are included in the AVR.

The Company enters into the following derivatives:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Credit Contracts:

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in replication and non qualifying hedging relationships.

Equity Contracts:

Options: The Company may use equity options to hedge against an increase in various equity indices, and interest rate options to hedge against an increase in the interest rate benchmarking crediting strategies within Fixed Indexed Annuities ("FIA") contracts. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Foreign Exchange Contracts:

Currency forwards: The Company uses currency forward contracts to hedge currency exposure related to its invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships.

Interest Rate Contracts:

Futures: The Company uses interest rate futures contracts to hedge interest rate risks associated with the CMO-B portfolio.  Changes in the general level of interest rates can result in the potential for adverse changes in the portfolio. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margin with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non- qualifying hedging relationships.

Investments in Subsidiary: SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”), applies to the Company’s subsidiaries, and controlled and affiliated entities (“SCA”). The Company’s insurance subsidiary is reported at the underlying statutory basis net assets, and the Company’s non-insurance subsidiary is reported at the underlying audited U.S. GAAP equity amount as promulgated by the NAIC SAPP. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses. SCA entities for which audited statements are not available or expected to be available are nonadmitted. Management regularly reviews its SCAs to determine if an OTTI has occurred. During this review, management makes a judgment as to whether it is probable that the reporting entity will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings.

Contract Loans: Contract loans are reported at unpaid principal balances but not in excess of the cash surrender value of the related insurance/annuity policy.
Aggregate Reserve for Life Policies and Contracts: Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 1.00% to 13.25% for 2023.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company’s practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues. A reserve has been established of $121.6 and $124.5 for any surrender value promised in excess of the legally computed reserves at December 31, 2023 and 2022, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The methods used in valuation of substandard policies are as follows:

For life, endowment and term policies issued substandard, the standard reserve during the premium paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the Minnesota Department of Commerce-Insurance Division, is $5.0 billion and $5.3 billion at December 31, 2023 and 2022, respectively. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $329.5 and $365.0 at December 31, 2023 and 2022, respectively.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group under Internal Revenue Code ("IRC") Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Reinsurance: Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations. The Company establishes a receivable for amounts due from reinsurers for claims paid and other amounts recoverable under the terms of the reinsurance contracts.

Electronic Data Processing Equipment: Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of such assets is calculated on a straight line basis over the estimated useful life of the asset, not to exceed three years.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Participating Insurance: Participating business approximates less than 1% of the Company's life insurance in force and less than 1% of premium income. The amount of dividends to be paid to participating policyholders is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales.

Benefit Plans: The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs from the qualified pension plan are allocated to the Company and charged to operations as contributions are made to the plan. Costs from plans sponsored by the Company are directly charged as incurred. Refer to Note 7 for details of the Company's employee benefit plans. The Company also provides a contributory retirement plan for substantially all employees.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Nonadmitted Assets: Nonadmitted assets are summarized as follows:

	December 31
	2023	2022
	(In Thousands)
Deferred and uncollected premium	$5,899	$4,348
Reinsurance recoverable	—	2,814
Agents' debit balances	2,979	462
Net deferred tax asset	246,720	215,540
Other - suspense and clearing	10,127	10,675
Total nonadmitted assets	$265,725	$233,839

Changes in nonadmitted assets are reported directly in unassigned surplus as an increase or decrease in nonadmitted assets.

Claims and Claims Adjustment Expenses: Claims and claims adjustment expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2023. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claim payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company’s obligations for claims incurred but unpaid as of December 31, 2023.
Guaranteed Benefits: For variable annuity guarantees, Valuation Manual 21 ("VM21") is followed. This guideline interprets how to apply the NAIC Commissioners’ Annuity Reserve Valuation Method to Variable Annuities. Minimum reserves are equal to a stochastic reserve plus an additional standard projection amount. Both reinsurance and hedging are also reflected. Taxes are not incorporated. All assumptions for the Standard Projected Amount are prescribed. All other assumptions are set by the actuary using prudent best-estimates except for prescribed asset defaults and spreads.

Separate Accounts: Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company’s variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders’ account values. The assets and liabilities of these accounts are carried at fair value and are legally segregated and are not subject to claims that arise out of any other business of the Company.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

2.    Permitted Statutory Basis Accounting Practices
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Minnesota Department of Commerce-Insurance Division. The Minnesota Department of Commerce-Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Laws. The NAIC SSAP has been adopted as a component of prescribed practices by the State of Minnesota. The Minnesota Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.
The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Department of Commerce-Insurance Division.
On May 8, 2013, the Company, with the permission of the Minnesota Department of Commerce-Insurance Division, reallocated the gross paid-in and contributed surplus and the unassigned funds components of surplus, computed as of December 31, 2012, similar to the restatement of surplus that occurs pursuant to the prescribed accounting guidance for a quasi-reorganization under SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”). The reallocation resulted in a decrease to gross paid-in and contributed surplus and an increase in unassigned surplus of $618.7. This permitted practice had no impact on net income, total capital and surplus or risk-based capital.

The Company, with the permission of the Minnesota Department of Commerce - Insurance Division, utilizes a straight-line amortization method over the estimated life of the reinsured business of 25 years to calculate the quarterly amortization on the deferred gain resulting from the January 4, 2021 reinsurance treaty with SLD, to determine the amount to be recognized as income, instead of on a net tax basis as earnings emerge as required by NAIC SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). There is no impact to the Company’s total capital and surplus as a result of this permitted practice as of December 31, 2021. The Company’s net income was decreased by an estimated $8.5 and increased by an estimated $50.8 and $77.1 for the years ended December 31, 2023, 2022 and 2021 respectively as a result of the permitted practice. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

In the third quarter of 2022, the Company, with permission of the Minnesota Department of Commerce – Insurance Division, reclassified $2.3 billion from “Deferred gain on reinsurance of existing business" to "Permitted practice" to defer on a prospective basis the net gain resulted from recapture and contemporaneous ceding of in-force business, as part of the January 4, 2021, Individual Life Transaction (See Note 1). The net deferred gain is calculated based on SSAP 61R. The permitted practice had no impact on the Company’s net income or

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

total capital and surplus. The Company’s risk-based capital would not have triggered a regulatory event had the Company not used this permitted practice.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

3.    Investments
Bonds and Equity Securities
The cost or amortized cost and fair value of bonds and equity securities are as follows:

	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2023
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$130,968	$39	$9,205	$121,802
States, municipalities, and political subdivisions	249,286	34	31,543	217,777
Foreign other (par value - $963,840)	963,180	15,424	63,667	914,937
Foreign government (par value - $72,017)	69,567	974	5,236	65,305
Corporate securities	2,722,557	26,508	244,473	2,504,592
Residential mortgage backed securities	963,815	35,181	126,472	872,524
Commercial mortgage backed securities	1,156,544	585	193,567	963,562
Other asset backed securities	693,063	5,310	13,799	684,574
Total bonds	6,948,980	84,055	687,962	6,345,073
Preferred stocks	51,315	2,599	2,180	51,734
Common stocks	38,902	433	2,306	37,029
Total equity securities	90,217	3,032	4,486	88,763
Total	$7,039,197	$87,087	$692,448	$6,433,836

At December 31, 2022
U.S. Treasury securities and obligations of U.S. government, corporations, and agencies	$222,522	$—	$16,303	$206,219
States, municipalities, and political subdivisions	290,287	171	44,016	246,442
Foreign other (par value - $1,211,585 )	1,210,804	6,352	100,914	1,116,242
Foreign government (par value - $135,977)	129,476	536	11,383	118,629
Corporate securities	3,036,445	11,004	347,271	2,700,178
Residential mortgage backed securities	1,148,548	17,278	150,236	1,015,590
Commercial mortgage backed securities	1,255,593	116	173,811	1,081,898
Other asset backed securities	636,445	524	44,046	592,923
Total bonds	7,930,118	35,981	887,980	7,078,121
Preferred stocks	110,516	1,958	3,466	109,008
Common stocks	39,425	250	1,927	37,748
Total equity securities	149,941	2,208	5,393	146,756
Total	$8,080,059	$38,189	$893,373	$7,224,877

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Reconciliation of bonds from amortized cost to carrying values is as follows:

	December 31
	2023	2022

Amortized cost	$6,948,980	$7,930,118
Adjustment for below investment grade bonds	(1)	—
Carrying value	$6,948,979	$7,930,118

The aggregate fair value of bonds with unrealized losses and the time period that amortized cost exceeded fair value are as follows:

	Less than 6 Months Below Cost	More than 6 Months and Less than 12 Months Below Cost	More than 12 Months Below Cost	Total
	(In Thousands)
At December 31, 2023
Fair value	$90,017	$255,646	$4,532,736	$4,878,399
Unrealized loss	1,452	9,018	677,492	687,962

At December 31, 2022
Fair value	$1,901,039	$3,575,536	$975,326	$6,451,901
Unrealized loss	89,820	554,762	243,398	887,980

The amortized cost and fair value of investments in bonds at December 31, 2023, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
	(In Thousands)
Maturity:
Due in 1 year or less	$139,637	$138,799
Due after 1 year through 5 years	804,573	779,609
Due after 5 years through 10 years	786,929	758,300
Due after 10 years	2,404,419	2,147,705
	4,135,558	3,824,413
Residential mortgage-backed securities	963,815	872,524
Commercial mortgage-backed securities	1,156,544	963,562
Other asset-backed securities	693,063	684,574
Total	$6,948,980	$6,345,073

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

In managing our risk exposure to subprime and Alt-A mortgages, we take into account collateral performance and structural characteristics associated with our various positions.
While the Company actively invests in and continues to manage a portfolio of such exposures in the form of securitized investments, the Company does not originate or purchase subprime or Alt-A whole-loan mortgages. Subprime lending is the origination of loans to customers with weaker credit profiles. The Company defines Alt-A mortgages to include the following categories of pre-2009 investments: residential mortgage loans to customers who have strong credit profiles but lack some element(s), such as documentation to substantiate income; residential mortgage loans to borrowers that would otherwise be classified as prime but for which loan structure provides repayment options to the borrower that increase the risk of default; and any securities backed by residential mortgage collateral not clearly identifiable as prime or subprime.

The following table summarizes the Company’s exposure to subprime mortgage backed securities and Alt-A mortgage backed securities through other investments:

	Actual Cost	Book/Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
	(In Thousands)
December 31, 2023
Residential mortgage-backed securities	$39,499	$39,028	$36,572	$29
Equity investment in subsidiary, controlled or affiliated companies	356	353	348	—
Structured securities	5,832	5,842	6,119	—
Total	$45,687	$45,223	$43,039	$29

December 31, 2022
Residential mortgage-backed securities	$49,285	$49,107	$47,948	$—
Equity investment in subsidiary, controlled or affiliated companies	339	335	340	—
Structured securities	7,721	7,744	7,961	—
Total	$57,345	$57,186	$56,249	$—

December 31, 2021
Residential mortgage-backed securities	$62,359	$58,105	$67,083	$5
Equity investment in subsidiary, controlled or affiliated companies	440	383	449	—
Structured securities	8,349	7,740	8,624	—
Total	$71,148	$66,228	$76,156	$5

The Company did not have underwriting exposure to subprime mortgage risk through investments in subprime mortgage loans, mortgage guaranty or financial guaranty insurance coverage as of December 31, 2023 or 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows prepayment penalty and acceleration fees at December 31, 2023, 2022, and 2021:

	General Account	Separate Account
	(In Thousands)
2023
Number of CUSIPs	23	—
Aggregate Amount of Investment Income	$1,328	$—

2022
Number of CUSIPs	270	—
Aggregate Amount of Investment Income	$5,475	$—

2021
Number of CUSIPs	145	—
Aggregate Amount of Investment Income	$8,223	$—

The following table shows 5GI securities at December 31, 2023 and 2022:

Investment	Number of 5GI Securities		Aggregate BACV		Aggregate Fair Value
			(In Thousands)
	2023	2022	2023	2022	2023	2022
Bonds - AC	5	—	$2,977	$—	$4,055	$—
LB&SS- AC	8	8	637	506	2,223	2,547
Preferred Stock-AC	—	—	—	—	—	—
Preferred Stock- FV	—	—	—	—	—	—
Total	13	8	$3,614	$506	$6,278	$2,547

AC- Amortized Cost FV- Fair Value LB- Loan-backed Securities SS- Structured Securities

Mortgage Loans and Real Estate
All mortgage loans are evaluated by seasoned underwriters, including an appraisal of loan-specific credit quality, property characteristics, and market trends, and assigned a quality rating using the Company’s internally developed quality rating system. The Company's mortgage loans on real estate are all commercial mortgage loans, held for investment.

The maximum and minimum lending rates for long-term mortgage loans acquired or made during 2023 were 8.86% and 5.73%.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

There were no taxes, assessments or any amounts advanced and not included in the mortgage loan total as of December 31, 2023 and 2022.

Property insurance is required on all collateral securing commercial real estate mortgage loans. Generally the coverage is “all risk” at a level equal to the replacement cost of the improvements. Additional coverage may be required to cover flood, windstorm and other risks associated with collateral type, use and location.

During 2023, the maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 73.2% on commercial properties.

The following table shows an age analysis of mortgage loans by type and mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2023 and 2022:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2023
Recorded investment (all)
Current	$—	$—	$—	$—	$1,056,655	$—	$1,056,655
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	4,877	—	4,877
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,056,844	$—	$1,056,844

December 31, 2022
Recorded investment (all)
Current	$—	$—	$—	$—	$1,111,217	$—	$1,111,217

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
30-59 Days Past Due	—	—	—	—	—	—	—
60-89 Days Past Due	—	—	—	—	—	—	—
90-179 Days Past Due	—	—	—	—	—	—	—
180+ Days Past Due	—	—	—	—	—	—	—
Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—	—
Interest Reduced		$—	$—	$—	$—	$—
Recorded Investment	$—	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—	—
Participant or Co-lender in a Mortgage Loan Agreement
Recorded Investment	$—	$—	$—	$—	$1,005,335	$—	$1,005,335

The Company had no investments in impaired mortgage loans with or without an allowance for credit losses or in any impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, 2023 and December 31, 2022.

The following table shows investments in impaired mortgage loans held by the Company and the related average recorded investment, the interest income recognized and the investments on nonaccrual status pursuant to SSAP No. 34, Investment Income Due and Accrued as of December 31, 2023, 2022 and 2021:

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2023
Average recorded investment	$—	$—	$—	$—	$7,871	$—	$7,871
Interest income recognized	—	—	—	—	336	—	336
Recorded Investments on nonaccrual status	—	—	—	—	4,877	—	4,877
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	346	—	346

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
	(In Thousands)
December 31, 2022
Average recorded investment	$—	$—	$—	$—	$11,485	$—	$11,485
Interest income recognized	—	—	—	—	520	—	520
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	536	—	536

December 31, 2021
Average recorded investment	$—	$—	$—	$—	$13,826	$—	$13,826
Interest income recognized	—	—	—	—	612	—	612
Recorded Investments on nonaccrual status	—	—	—	—	—	—	—
Amount of interest income recognized using a cash-basis method of accounting	—	—	—	—	619	—	619

The Company recognizes interest income on its impaired loans upon receipt.

The Company has no allowances for credit losses as of December 31, 2023 and 2022.

The Company had five mortgage loans derecognized as a result of foreclosure as of December 31, 2023, and no mortgage loans derecognized as a result of foreclosure as of December 31, 2022.

The following table shows mortgage loans derecognized as a result of foreclosure as of December 31, 2023 and 2022.

	2023	2022
	(In Thousands)
Aggregate amount of mortgage loans derecognized	$9,436	$—
Real estate collateral recognized	—	—
Other collateral recognized	—	—
Receivables recognized from a government guarantee of the foreclosed mortgage loan	—	—

During second quarter 2021, the Company initiated an appraisal of its Atlanta campus due to changes in the real estate environment as a result of COVID-19. The appraised value for the property was $47.3 resulting in an impairment loss of $1.1, which has been recorded as a net realized capital loss.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Effective April 26, 2022, the Company committed to a plan to sell the Atlanta building and land in its present condition. As of June 10, 2022, the property was actively being marketed for sale and was classified as held for sale as a sale transaction was expected within one year.

During the fourth quarter of 2023, the Company reclassified the Atlanta building, which was previously classified as held for sale, to properties occupied by the company, as the sale of the property is not expected within one year. As a result of this decision, the Company recognized depreciation of $3.2.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains and Losses
Realized capital (losses) gains are reported net of federal income taxes and amounts transferred to the IMR are as follows:

	December 31
	2023	2022	2021
	(In Thousands)
Realized capital (loss) gain	$(34,450)	$(4,941)	$1,270,364
Amount transferred to IMR (net of related taxes of
($7,360) in 2023, $51 in 2022 and $240,646 in 2021)	27,686	(191)	(905,288)
Federal income tax benefit (expense)	4,804	(5,005)	(285,412)
Net realized capital (loss) gain	$(1,960)	$(10,137)	$79,664

Realized capital losses include losses of $42.3, $94.1 and $20.3 related to securities that have experienced an other than temporary decline in value during 2023, 2022 and 2021, respectively.

Proceeds from sales of investments in bonds and other fixed maturity interest securities were $1.4 billion, $1.5 billion and $6.2 billion in 2023, 2022 and 2021, respectively. Gross gains of $18.2, $35.2 and $1,122.1 and gross losses of $48.6, $29.0 and $2.4 during 2023, 2022 and 2021, respectively, were realized on those sales. A portion of the gains and losses realized in 2023, 2022 and 2021 has been deferred to future periods in the IMR.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in aggregate, the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R, Loan-backed and Structured Securities (“SSAP No. 43R”) due to intent to sell or inability or lack of intent to hold to recovery in 2023:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$395	$99	$—	$296
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$395	$99	$—	$296

Second quarter:
Aggregate intent to sell	$20,241	$5,782	$—	$14,458
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$20,241	$5,782	$—	$14,458

Third quarter:
Aggregate intent to sell	$95,547	$35,834	$—	$59,713
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$95,547	$35,834	$—	$59,713

Fourth quarter:
Aggregate intent to sell	$2,099	$384	$—	$1,715
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$2,099	$384	$—	$1,715

Total	N/A	$42,099	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2022:

	Amortized Cost Basis Before Other-than-Temporary Impairment	Other-than-Temporary Impairment Recognized
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$131,648	$34,281	$—	$97,367
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$131,648	$34,281	$—	$97,367

Second quarter:
Aggregate intent to sell	$11,849	$2,585	$—	$9,264
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total second quarter	$11,849	$2,585	$—	$9,264

Third quarter:
Aggregate intent to sell	$127,036	$44,687	$—	$82,349
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total third quarter	$127,036	$44,687	$—	$82,349

Fourth quarter:
Aggregate intent to sell	$10,174	$3,798	$—	$6,376
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total fourth quarter	$10,174	$3,798	$—	$6,376

Total	N/A	$85,351	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses in aggregate the OTTI’s recognized by the Company in accordance with structured securities subject to SSAP No. 43R due to intent to sell or inability or lack of intent to hold to recovery in 2021.

	Amortized Cost Basis Before OTTI	Other-than-Temporary Impairments
		Interest	Non-interest	Fair Value
	(In Thousands)
First quarter:
Aggregate intent to sell	$100,305	$9,725	$—	$90,580
Aggregate inability or lack of intent to hold to recovery	—	—	—	—
Total first quarter	$100,305	$9,725	$—	$90,580

Second quarter:
Aggregate intent to sell	$42	$8	$—	$35
Aggregate inability or lack of intent to hold to recovery				—
Total second quarter	$42	$8	$—	$35

Third quarter:
Aggregate intent to sell	$4,103	$1,106	$—	$2,997
Aggregate inability or lack of intent to hold to recovery
Total third quarter	$4,103	$1,106	$—	$2,997

Fourth quarter:
Aggregate intent to sell	$20,900	$4,519	$—	$16,381
Aggregate inability or lack of intent to hold to recovery
Total fourth quarter	$20,900	$4,519	$—	$16,381

Total	N/A	$15,358	$—	N/A

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table discloses, in detail the OTTI’s arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R in 2023:

CUSIP	Book/Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized Other-Than-Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value at Time of OTTI
	(In Thousands)
17307GL89	$174	$162	$12	$162	$162
939355BR3	814	798	16	798	705
92914QAJ3	116	96	20	96	60
92913BAJ7	244	101	143	101	101
92914QAJ3	97	45	52	45	45
	$1,445	$1,202	$243	$1,202	$1,073

The total amount of OTTI’s recognized by the Company arising from the present value of expected cash flows being less than the amortized cost of structured securities subject to SSAP No. 43R was $0.2, $0.0 and $0.0 in 2023, 2022 and 2021, respectively.

The following table discloses, in the aggregate, all structured securities in an unrealized loss position for which an OTTI has not been recognized in accordance with the requirements of SSAP No. 43R. This includes securities with a recognized OTTI for non-interest related declines when a non-recognized interest related impairment remains:

	December 31, 2023
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$2,687	$106,889
Greater than 12 months	331,151	1,749,336
Total	$333,838	$1,856,225

	December 31, 2022
	Aggregate Amount of Unrealized Losses	Aggregate Fair Value of Securities with Unrealized Losses
	(In Thousands)
Less than 12 months	$164,883	$1,672,089
Greater than 12 months	203,210	820,672
Total	$368,093	$2,492,761

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Income

Major categories of net investment income are summarized as follows:

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Income:
Equity securities	$10,130	$9,133	$10,077
Bonds	360,744	384,147	378,107
Mortgage loans	49,287	51,877	62,156
Derivatives	34	(2,692)	(151)
Contract loans	8,103	7,936	9,796
Real estate	4,283	5,382	7,985
Other invested assets	51,707	65,241	85,507
Common stock - affiliated	37,698	43,000	10,113
Other	13,982	4,275	1,618
Total investment income	535,968	568,298	565,208
Investment expenses	(34,116)	(35,269)	(41,585)
Net investment income	$501,852	$533,029	$523,623

The gross, nonadmitted, and admitted amounts for interest income due and accrued as of year-end are as follows:

Interest Income Due and Accrued	2023
(In Thousands)
Gross	$73,795
Nonadmitted	118
Admitted	$73,677

The company did not have any aggregate deferred interest as of December 31, 2023.

The cumulative amount of paid-in-kind interest included in the current principal balance is $32.0 for the year ended December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The securities received in the program cannot be sod or repledged. As of December 31, 2023 and 2022, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $43.9 and $32.0, respectively.

The Company had loaned securities, which are reflected as invested assets on the balance sheets, with a fair value of approximately $154.0 and $162.2 at December 31, 2023 and 2022, respectively.

The aggregate fair value amount of collateral received, by specific time period, for securities lending agreements at December 31, 2023 and 2022 are shown below:

	2023	2022
	(In Thousands)
Open	$—	$—
30 days or less	100,757	71,000
31 to 60 days	4,469	33,337
61 to 90 days	2,425	5,375
Greater than 90 days	8,050	24,970
Securities received	—	—
Total collateral received	$115,701	$134,682

The Company uses cash collateral received for income generation and general liquidity purposes. At the end of the loan term, the Company will take back its securities, and the counterparty will receive the amount loaned, together with the agreed upon interest.

The Company has not pledged any of its assets as collateral that are not reclassified and separately reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The aggregate amount of collateral reinvested, by specific time period, for securities lending agreements at December 31, 2023 and 2022 are shown below:

	2023		2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—	$—	$—
30 days or less	100,757	100,757	71,000	71,001
31 to 60 days	4,469	4,470	33,337	33,342
61 to 90 days	2,425	2,426	5,375	5,377
91 to 120 days	4,250	4,250	2,375	2,376
121 to 180 days	2,050	2,052	6,150	6,153
181 to 365 days	1,750	1,753	14,725	14,738
1 to 2 years	—	—	1,720	1,721
2 to 3 years	—	—	—	—
Greater than 3 years	—	—	—	—
Securities received	—	—	—	—
Total collateral reinvested	$115,701	$115,708	$134,682	$134,708

The maturity dates of the liabilities appropriately match the invested assets in the securities lending program.

The amounts held as collateral for transactions that extend beyond one year at December 31, 2023 and 2022 are shown below:

Description of Collateral	2023	2022
BMO_CN_1@CHICAGOBANK OF MONTREAL CHICAGO - USD	$—	$925
BAC_14BANK OF AMERICA NA CREDIT 4.55% - USD	—	795
Total Collateral Extending beyond one year	$—	$1,720

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Federal Home Loan Bank Agreements

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (issued funding agreements) with the FHLB. It is part of the Company's strategy to utilize these funds for spread lending purposes. The Company has determined the estimated maximum borrowing capacity as $4.0 billion. The Company has the ability to obtain funding from the FHLB based on a percentage of the value of its assets and subject to the availability of eligible collateral. The limit across all programs is 30% of the general and separate accounts total assets of the Company, one quarter in arrears.

The amount of FHLB capital stock held by the Company is as follows:

	2023			2022
	General Account	Separate Account	Total	General Account	Separate Account	Total
	(In Thousands)
Membership stock - Class A	$—	$—	$—	$—	$—	$—
Membership stock - Class B	8,561	—	8,561	10,000	—	10,000
Activity stock	22,500	—	22,500	21,800	—	21,800
Excess stock	—	—	—	—	—	—
Aggregate total	$31,061	$—	$31,061	$31,800	$—	$31,800

Actual or estimated borrowing capacity as determined by the insurer			$661,287			$708,546
All FHLB membership stock is not eligible for redemption.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of collateral pledged to FHLB at the end of the reporting period, and the maximum amount that was pledged to FHLB during the reporting period is as follows:

	Amount Pledged at End of Reporting Period			Maximum Amount Pledged During Reporting Period
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Thousands)
As of December 31, 2023
General account	$751,054	$944,852	$500,000	$751,054	$944,852	$500,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$751,054	$944,852	$500,000	$751,054	$944,852	$500,000

As of December 31, 2022
General account	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000
Separate account	$—	$—	$—	$—	$—	$—
Total	$793,747	$972,885	$545,000	$793,747	$972,885	$545,000

The amount borrowed from FHLB resulted in the following at the end of December 31, 2023:

	Total	General Account	Separate Account	Funding Agreements Reserves Established	Maximum Amount During Reporting Period
	(In Thousands)
As of December 31, 2023
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	500,000	500,000	—	$504,916	545,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$500,000	$500,000	$—	$504,916	$545,000

As of December 31, 2022
(a) Debt	$—	$—	$—	XXX	$—
(b) Funding Agreements	545,000	545,000	—	$549,481	635,000
(c) Other	—	—	—	XXX	—
(d) Aggregate Total (a+b+c)	$545,000	$545,000	$—	$549,481	$545,000

The Company has no prepayment obligations for debt, funding agreements, or other as of December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets
The following table shows assets pledged as collateral or restricted at December 31, 2023:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**	Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)
Collateral held under security lending agreements	$159,636	$—	$—	$—	$159,636	$174,155	$(14,519)	$—	$159,636	1.2%	1.2%
FHLB capital stock	31,061	—	—	—	31,061	31,800	(739)	—	31,061	0.2%	0.2%
On deposit with states	26,319	—	—	—	26,319	26,426	(107)	—	26,319	0.2%	0.2%
Pledged collateral to FHLB (including assets backing funding agreements)	944,852	—	—	—	944,852	972,885	(28,033)	—	944,852	7.1%	7.2%
Derivative Pledged Collateral	51,301	—	—	—	51,301	41,391	9,910	—	51,301	0.4%	0.4%
Total restricted assets	$1,213,169	$—	$—	$—	$1,213,169	$1,246,657	$(33,488)	$—	$1,213,169	9.1%	9.2%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows assets pledged as collateral or restricted at December 31, 2022:

	Gross (Admitted & Nonadmitted) Restricted
	General Account		Separate Account
Restricted Asset Category	Total Assets	Supporting Separate Account Activity*	Total Assets	Supporting General Account Activity**	Total Assets	Total From Prior Year	Increase/(Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Thousands)
Collateral held under security lending agreements	$174,155	$—	$—	$—	$174,155	$176,309	$(2,154)	$—	$174,155	1.2%	1.2%
FHLB capital stock	31,800	—	—	—	31,800	31,400	400	—	31,800	0.2%	0.2%
On deposit with states	26,426	—	—	—	26,426	25,655	771	—	26,426	0.2%	0.2%
Pledged collateral to FHLB (including assets backing funding agreements)	972,885	—	—	—	972,885	691,004	281,881	—	972,885	6.8%	6.9%
Derivative Pledged Collateral	41,391	—	—	—	41,391	47,176	(5,785)	—	41,391	0.3%	0.3%
Total restricted assets	$1,246,657	$—	$—	$—	$1,246,657	$971,544	$275,113	$—	$1,246,657	8.7%	8.8%

* Subset of Total General Account Gross Restricted Assets
** Subset of Total Separate Account Restricted Assets

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2023:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$133,457	$133,457	1.21%	1.24%
Reinvested collateral assets owned	115,700	115,708	1.05	1.08
Total collateral Assets	$249,157	$249,165	2.26%	2.32%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities
	(In Thousands)
Recognized Obligation to Return Collateral Asset (General Account)*	$249,157	2.69%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows collateral received and reflected as assets at December 31, 2022:

Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)*	% of BACV to Total Admitted Assets**
	(In Thousands)
Cash, Cash Equivalents and Short-Term Investments	$62,377	$62,377	0.51%	0.52%
Reinvested collateral assets owned	134,682	134,709	1.11	1.13
Total collateral assets	$197,059	$197,086	1.62%	1.65%

*BACV divided by total assets excluding Separate Accounts
**BACV divided by total admitted assets excluding Separate Accounts

	Amount	% of Liability to Total Liabilities*
	(In Thousands)
Recognized Obligation to return Collateral Asset (General Account)*	$197,059	1.94%
Recognized Obligation to Return Collateral Asset (Separate Account)**	$—	—%

*BACV divided by total liabilities excluding Separate Accounts
**BACV divided by total liabilities on Separate Accounts

Troubled Debt Restructuring

The Company has a high quality, well performing, portfolio of commercial mortgage loans and private placement debts. Under certain circumstances, modifications to these contracts are granted. Each modification is evaluated as to whether troubled debt restructuring has occurred. A modification is a troubled debt restructure when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include: reduction of the face amount or maturity amount of the debt as originally stated, reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates and/or reduction of accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment.

As of December 31, 2023, the Company's investments which experienced troubled debt restructuring consisted of two commercial mortgage loans and no private placements with a

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

total carrying value of $6.5. As of December 31, 2022, the Company held four commercial mortgage loans and two private placements with a carrying value of $13.8. The Company realized losses related to these investments of $0.0, $1.4, and $0.0 during 2023, 2022, and 2021, respectively.

The Company has no contractual commitments to extend credit to debtors owing receivables whose terms have been modified in troubled debt restructurings.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, that is delinquent less than 90 days, and the loan continues to perform under its original or restructured contractual terms. Interest income on non-performing loans is generally recognized on a cash basis.

Reverse Repurchase Agreements
The Company may periodically enter into a reverse repurchase secured borrowing agreement as a temporary bridge liquidity facility to better match operational cash flow needs. In such cases, the Company will pledge investment grade corporate bonds to an approved dealer counterparty. As part of the agreement, the dealer will apply haircuts depending on specific collateral characteristics, and only advance funds against the lendable value (i.e., over-collateralized loan) of the collateral. The effective reverse repurchase borrowing rate will be market dependent, but in line with similar short-term collateralized lending rates.
There were no ending balances at the end of any quarter in 2023 relating to reverse repurchase agreements.
The company entered into repo agreements with bilateral trades with the following original and residual maturity amounts in 2023:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
Maximum Amount	(In Thousands)
2 Days to 1 Week	$—	$5,001	$5,099	$18,000

No securities sold and/or acquired resulted in default.

The fair value of the securities acquired by the Company, under repo secured borrowings during the year 2023 are as follows:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount	$—	$5,001	$5,099	$18,000

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Collateral provided for secured borrowing during the year 2023 are as follows:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Securities (FV)	$—	$5,279	$5,324	$19,353

Recognized liability to return collateral on secured borrowing during the year 2023 are as follows:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
	(In Thousands)
Maximum Amount
Repo Securities Sold/Acquired with Cash Collateral	$—	$5,001	$5,099	$18,000

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

4.    Derivative Financial Instruments Held for Purposes Other than Trading
The Company’s use of derivatives is primarily for economic hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. The Company enters into the following type of derivatives: Credit Contracts, Equity Contracts, Foreign Exchange Contracts and Interest Rate Contracts. The Company's use and hedging strategy of derivatives is detailed in Note 1.
Upfront fees paid or received on derivative contracts are included on the balance sheets as an asset or liability and are being amortized to investment income over the remaining terms of the contracts.

Periodic payments from such contracts are included in investment income on the statements of operations. Accrued amounts payable to or receivable from counterparties are included in other liabilities or accrued investment income on the balance sheet. Gains or losses realized as a result of early terminations are recognized in income in the statement of operations or deferred into IMR and amortized into investment income.
The Company is exposed to credit loss in the event of nonperformance by counterparties on certain derivative contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties’ credit standing, collateral agreements, and master netting agreements.

Under the terms of the Company’s Over-The-Counter ("OTC") Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below summarizes the Company's types and amounts of collateral held, pledged and delivered related to OTC derivative contracts and cleared derivative contracts:

		As of December 31, 2023	As of December 31, 2022
Collateral Type:		(In Thousands)
Cash
	Held - OTC contracts	$59,306	$13,347
	Pledged- Cleared Contracts	39,585	18,517

Securities
	Held	$394	$—
	Delivered	51,301	41,391

The Company sells credit default swap protection, in conjunction with other investments, to replicate the income characteristics of otherwise permitted investments. The standard contract is five or seven years. In the event of default of the reference entity, the Company would be required to pay the notional amount of the contract. At December 31, 2023 and 2022, the total amount would be $20.0 and $23.0, respectively.

The table below summarizes the Company’s derivative contracts at December 31, 2023 and 2022:

	Notional Amount	Carrying Value	Fair Value
	(In Thousands)
December 31, 2023
Derivative contracts:
Credit contracts	$20,000	$(72)	$(242)
Equity contracts	35,486	752	752
Foreign exchange contracts	122,744	1,336	3,845
Interest rate contracts	7,046,214	41,465	13,605
Total derivatives	$7,224,444	$43,481	$17,960

December 31, 2022
Derivative contracts:
Credit contracts	$32,150	$(280)	$(358)
Equity contracts	34,167	276	276
Foreign exchange contracts	116,012	6,379	10,724
Interest rate contracts	9,801,893	31,842	29,842
Total derivatives	$9,984,222	$38,217	$40,484

The Company does not have any derivative contracts with financing premiums.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company does not have any derivative with excluded components.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

5.    Concentrations of Credit Risk
The Company held below investment grade corporate bonds with an aggregate book value of $291.8 and $279.5 and an aggregate fair value of $265.6 and $259.9 at December 31, 2023 and 2022, respectively. Those holdings amounted to 4.2% and 3.5% of the Company’s investments in bonds at December 31, 2023 and 2022, respectively. The holdings of below investment grade bonds are widely diversified and of satisfactory quality based on the Company’s investment policies and credit standards.

The Company held unrated bonds with a carrying value of $38.1 and $100.4 with an aggregate fair value of $36.2 and $100.1 at December 31, 2023 and 2022, respectively. The carrying value of these holdings amounted to 0.5% and 1.3% of the Company’s investment in bonds at December 31, 2023 and 2022, respectively.

The Company's commercial mortgage loan portfolio is diversified by geographic region and property type to manage concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates all mortgage loans based on relevant current information including a review of loan-specific credit, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. This review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The Company rates all commercial mortgages to quantify the level of risk. The Company places those loans with higher risk on a watch list and closely monitors these loans for collateral deficiency or other credit events that may lead to a potential loss of principal and/or interest.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of commercial mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the value of the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income (loss) to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above. LTV and DSC ratios as of the dates indicated are presented below:

	2023		2022
	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Origination Loan-to-Value
0% - 50%	$137,614	13.0%	$142,981	12.9%
50% - 60%	212,686	20.0%	253,209	22.8%
60% - 70%	604,984	57.0%	613,733	55.2%
70% - 80%	102,716	9.7%	97,865	8.8%
80% - 90%	3,532	0.3%	3,429	0.3%
Total	$1,061,532	100.0%	$1,111,217	100.0%

Debt Service Coverage Ratio
Greater than 1.5x	$720,861	68.0%	$767,982	69.1%
1.25x to 1.5x	120,542	11.4%	160,265	14.4%
1.0x to 1.25x	116,183	10.9%	96,319	8.7%
Less than 1.0x	94,938	8.9%	86,651	7.8%
Not Applicable*	9,008	0.8%	—	—%
Total	$1,061,532	100.0%	$1,111,217	100.0%

*Commercial mortgage loans secured by land or construction loans

If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect on all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company's mortgage loan portfolio diversification by property type:

	As of December 31, 2023		As of December 31, 2022
Property Type	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Apartments	$282,364	26.5%	$323,178	29.1%
Hotel/Motel	24,260	2.3%	19,399	1.7%
Industrial	249,035	23.5%	228,539	20.6%
Mixed Use	13,159	1.2%	13,711	1.2%
Office	178,140	16.8%	199,174	17.9%
Other	44,309	4.2%	48,503	4.4%
Retail	270,265	25.5%	278,713	25.1%
Total	$1,061,532	100.0%	$1,111,217	100.0%

The following table shows the Company's mortgage loan portfolio diversification by region:

	As of December 31, 2023		As of December 31, 2022
Region	Carrying Value	%	Carrying Value	%
	(In Thousands)		(In Thousands)
Pacific	$315,749	29.8%	$332,334	29.8%
South Atlantic	230,497	21.8%	231,938	20.9%
West South Central	97,018	9.1%	93,973	8.5%
East North Central	72,631	6.8%	93,086	8.4%
Middle Atlantic	180,579	17.0%	189,360	17.0%
Mountain	87,177	8.2%	89,817	8.1%
West North Central	40,719	3.8%	44,304	4.0%
New England	18,937	1.8%	18,394	1.7%
East South Central	18,225	1.7%	18,011	1.6%
Total	$1,061,532	100.0%	$1,111,217	100.0%

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the carrying value of the Company's mortgage loan portfolio breakdown by year of origination:

Year of Origination	2023	2022
	(In Thousands)
2023	$90,464
2022	82,132	78,415
2021	97,579	111,783
2020	49,268	54,688
2019	87,116	91,590
2018	17,585	21,406
2017 and prior	637,388	753,335
Total	$1,061,532	$1,111,217

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

6.    Reserves
At December 31, 2023 and 2022, the Company’s annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2023	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$8,631	$12,385	$—	$21,016	0.4%
At book value less current surrender charge of 5% or more	46,080	—	—	46,080	0.9
At fair value	—	—	954,475	954,475	19.0
Total with market value adjustment or at fair value	54,711	12,385	954,475	1,021,571	20.3
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	3,822,502	—	—	3,822,502	76.3
Not subject to discretionary withdrawal	169,505	—	5	169,510	3.4
Total gross individual annuities reserves	4,046,718	12,385	954,480	5,013,583	100.0%
Less reinsurance ceded	405,160	—	—	405,160
Total net individual annuities reserves	$3,641,558	$12,385	$954,480	$4,608,423
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$8,825	$—	$—	$8,825

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	429	—	—	429	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	429	—	—	429	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	1,857,645	—	—	1,857,645	94.5
Not subject to discretionary withdrawal	106,680	—	—	106,680	5.5
Total gross group annuities reserves	1,964,754	—	—	1,964,754	100.0%
Less reinsurance ceded	26,931	—	—	26,931
Total net group annuities reserves	$1,937,823	$—	$—	$1,937,823
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$193	$—	$—	$193

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-guaranteed	Total	Percent of Total

Deposit Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
Subject to discretionary withdrawal (without adjustment):
At book value without adjustment (minimal or no charge or adjustment)	366,862	—	—	366,862	33.2
Not subject to discretionary withdrawal	736,730	—	—	736,730	66.8
Total gross deposit type contracts reserves	1,103,592	—	—	1,103,592	100.0%
Less reinsurance ceded	86,760	—	—	86,760
Total net deposit type contracts reserves	$1,016,832	$—	$—	$1,016,832
Amount at book value with surrender charge in the current year that will move to at book value without adjustment for the first time within the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
December 31, 2022	(In Thousands)
Individual Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$15,027	$13,173	$—	$28,200	0.5%
At book value less current surrender charge of 5% or more	60,820	—	—	$60,820	1.1
At fair value	—	—	852,601	$852,601	15.7
Total with market value adjustment or at fair value	75,847	13,173	852,601	941,621	17.4
At book value without adjustment (minimal or no charge or adjustment)	4,298,152	—	—	4,298,152	79.4
Not subject to discretionary withdrawal	174,209	—	5	174,213	3.2
Total gross individual annuities reserves	4,548,208	13,173	852,606	5,413,986	100.0%
Less reinsurance ceded	505,221	—	—	505,221
Total net individual annuities reserves	$4,042,987	$13,173	$852,606	$4,908,765
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$11,241	$—	$—	$11,241

Group Annuities:
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	$455	$—	$—	$455	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	455	—	—	455	—%
At book value without adjustment (minimal or no charge or adjustment)	2,007,796	—	—	2,007,796	94.6
Not subject to discretionary withdrawal	114,771	—	—	114,771	5.4
Total gross group annuities reserves	2,123,022	—	—	2,123,022	100.0%
Less reinsurance ceded	34,730	—	—	34,730
Total net group annuities reserves	$2,088,292	$—	$—	$2,088,292
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$205	$—	$—	$205

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percent of Total
	(In Thousands)
Deposit-Type Contracts (no life contingencies):
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	$—	—
At fair value	—	—	—	—	—
Total with market value adjustment or at fair value	—	—	—	—	—
At book value without adjustment (minimal or no charge or adjustment)	$436,668	$—	$—	$436,668	35.7
Not subject to discretionary withdrawal	787,403	—	—	787,403	64.3
Total gross deposit-type contract reserves	1,224,071	—	—	1,224,071	100.0%
Less reinsurance ceded	90,251	—	—	90,251
Total net deposit-type contract reserves	$1,133,820	$—	$—	$1,133,820
Amount at book value with surrender charge in the current year that will move to at book value without adjustment in the year after the statement date	$—	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

At December 31, 2023 and 2022, the Company’s life insurance reserves, including those held in separate accounts that are subject to discretionary withdrawal and not subject to discretionary withdrawal provisions are summarized as follows:

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2023
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$213,128	$788,418
Universal Life	986,595	949,829	1,150,120
Universal Life with Secondary Guarantees	1,025,305	1,020,551	2,249,203
Other Permanent Cash Value Life Insurance	229,370	1,022,037	1,172,136
Variable Life	2,810	2,810	2,810
Variable Universal Life	155,796	155,725	148,179
Miscellaneous Reserves	—	—	38,943
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,418,093
Accidental Death Benefits	XXX	XXX	840
Disability- Active Lives	XXX	XXX	27,538
Disability- Disabled Lives	XXX	XXX	236,168
Miscellaneous Reserves	XXX	XXX	544,080
Total gross life insurance reserves	2,399,876	3,364,080	13,776,528
Less reinsurance ceded	2,250,087	3,144,854	13,201,566
Total net general account life insurance reserves	$149,789	$219,226	$574,962

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	33,829	33,829	33,829
Variable Universal Life	1,396,960	1,395,607	1,395,607
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	2,690
Total gross life insurance reserves	1,430,789	1,429,436	1,432,126
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,430,789	$1,429,436	$1,432,126

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Account Value	Cash Value	Reserve
	(In Thousands)
December 31, 2022
General Account
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$185,062	$744,053
Universal Life	1,031,239	997,158	1,198,075
Universal Life with Secondary Guarantees	1,097,529	1,089,168	2,286,853
Other Permanent Cash Value life Insurance	237,260	1,055,471	1,202,572
Variable Life	3,703	3,703	3,703
Variable Universal life	155,147	155,050	146,986
Miscellaneous Reserves	—	—	46,718
Not subject to discretionary withdrawal
Term Policies without Cash Value	XXX	XXX	7,702,723
Accidental Death Benefits	XXX	XXX	880
Disability- Active Lives	XXX	XXX	28,274
Disability- Disabled Lives	XXX	XXX	282,284
Miscellaneous Reserves	XXX	XXX	566,184
Total gross life insurance reserves	2,524,878	3,485,612	14,209,305
Less reinsurance ceded	2,375,063	3,259,613	13,603,982
Total net general account life insurance reserves	$149,815	$225,999	$605,323

Separate Account with Guarantees
Total net separate account with guaranteed life insurance reserves	$—	$—	$—

Separate Account Non-guaranteed
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable Life	29,151	29,151	29,151
Variable Universal life	1,202,830	1,201,611	1,201,611
Miscellaneous Reserves	—	—	—
Not subject to discretionary withdrawal
Miscellaneous Reserves	XXX	XXX	3,344
Total gross life insurance reserves	1,231,981	1,230,762	1,234,106
Less reinsurance ceded	—	—	—
Total net separate account with non-guaranteed life insurance reserves	$1,231,981	$1,230,762	$1,234,106

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2023 and 2022 are as follows:

Type	Gross	Net of Loading
	(In Thousands)
December 31, 2023
Ordinary new business	$3,164	$(276)
Ordinary renewal	(99,573)	(102,312)
Group Life	(81,828)	(86,101)
Totals	$(178,237)	$(188,689)

December 31, 2022
Ordinary new business	$3,950	$(469)
Ordinary renewal	(109,922)	(112,359)
Group Life	(82,510)	(86,446)
Totals	$(188,482)	$(199,274)

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

7.    Employee Benefit Plans
Defined Benefit Plan: Voya Services Company (“VSC”) sponsors the Voya Retirement Plan (the “Qualified Plan”). The Qualified Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). The Qualified Plan operates under a cash balance pension formula where participants earn a credit equal to 4% of eligible pay. The accrued vested balance is portable. The costs allocated to the Company for its employees’ participation in the Qualified Plan, which are based on salary cost incurred, were $3.6, $4.0 and $3.8 for 2023, 2022 and 2021, respectively. VSC is responsible for all Qualified Plan liabilities.

Defined Contribution Plans: VSC sponsors the Voya 401(k) Savings Plan (the “Savings Plan”). Substantially all employees of VSC and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the Pension Benefit Guaranty Corporation (“PBGC”). The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. VSC matches such pretax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4 year graded vesting schedule (although certain specified participants are subject to a 5 year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Amounts allocated to the Company for the Savings Plan were $6.9, $5.8 and $5.4 for 2023, 2022 and 2021, respectively.

Omnibus Plan: Certain employees of the Company participate in the Voya Financial, Inc. 2014 and 2019 Omnibus Employee Incentive Plans (the "Omnibus Plans"). The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options. While the Company is not directly liable for the costs, an allocation is made based on the cost center of the participating employees. The costs allocated to the Company under these holding company arrangements for employee participation were $14.2, $13.4 and $12.0 for 2023, 2022 and 2021, respectively.

The Company also offers deferred compensation plans for eligible employees and certain other individuals who meet the eligibility criteria. The Company’s deferred compensation commitment for employees is recorded on the balance sheet in other liabilities and totaled $0.1 and $0.0 for the years ended December 31, 2023 and 2022, respectively.

As of August 1, 2009, Voya's Postretirement Welfare Plans are no longer eligible for the Medicare Retiree Drug Subsidy (“RDS”) that was being shared with retirees and beneficiaries.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Other Benefit Plans: In addition to providing retirement plan benefits, the Company, in conjunction with VSC, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a nonqualified defined benefit pension plan and a nonqualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly health reimbursement arrangement ("HRA") contribution.

A summary of assets, obligations and assumptions of the non-qualified defined benefit and other postretirement benefit plans are as follows:

	Overfunded		Underfunded
	2023	2022	2023	2022
	(In Thousands)
Pension Benefits
Benefit obligation at beginning of year	$—	$—	$17,540	$22,690
Service cost	—	—	—	—
Interest cost	—	—	901	647
Contribution by plan participants	—	—	—	—
Actuarial gain (loss)	—	—	1,414	(2,866)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(2,358)	(2,931)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$17,497	$17,540

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Overfunded		Underfunded
	2023	2022	2023	2022
	(In Thousands)
Postretirement Benefits
Benefit obligation at beginning of year	$—	$—	$2,191	$2,860
Service cost	—	—	—	—
Interest cost	—	—	113	68
Contribution by plan participants	—	—	293	316
Actuarial loss	—	—	(3)	(628)
Foreign currency exchange rate changes	—	—	—	—
Benefits paid	—	—	(524)	(425)
Plan amendments	—	—	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	—	—
Benefit obligation at end of year	$—	$—	$2,070	$2,191

Special or Contractual Benefits Per SSAP No. 11*
Benefit obligation at end of year	$—	$—	$—	$—

* SSAP No. 11, Postemployment Benefits and Compensated Absences ( "SSAP No. 11")
A reconciliation of the beginning and ending balances of the fair value of plan assets is as follows:

	Pension Benefits		Postretirement Benefits
	2023	2022	2023	2022
	(In Thousands)
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Reporting entity contribution	2,358	2,931	231	110
Plan participants' contributions	—	—	293	316
Benefits paid	(2,358)	(2,931)	(524)	(425)
Fair value of plan assets at end of year	$—	$—	$—	$1

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The funded status of the plans are as follows:

	Pension Benefits		Postretirement Benefits
	2023	2022	2023	2022
	(In Thousands)

Components:
Accrued benefit costs	$14,503	$15,960	$4,726	$5,350
Liability for pension benefits	2,994	1,580	(2,656)	(3,160)

Assets and Liabilities recognized:
Liabilities recognized	17,497	17,540	2,070	2,191

Unrecognized liabilities	$—	$—	$—	$—

The amount of the net periodic benefit cost recognized is shown below:

	Pension Benefits			Postretirement Benefits			Special or Contractual Benefits Per SSAP No. 11
	2023	2022	2021	2023	2022	2021	2023	2022	2021
	(In Thousands)
Interest cost	901	647	665	113	68	61	—	—	—
Transition asset or obligation	—	—	—	—	—	—	—	—	—
Gains and losses	—	700	1,157	(330)	(278)	(276)	—	—	—
Prior service cost or credit	—	—	—	(177)	(527)	(527)	—	—	—
Total net periodic benefit cost	$901	$1,347	$1,822	$(394)	$(737)	$(742)	$—	$—	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2023	2022	2021	2023	2022	2021
	(In Thousands)
Items not yet recognized - prior year	$1,580	$5,146	$7,730	$(3,158)	$(3,335)	$(3,977)
Net prior service cost or credit recognized	—	—	—	177	527	527
Net gain and loss arising during period	1,414	(2,866)	(1,427)	(5)	(628)	(161)
Net gain and loss recognized	—	(700)	(1,157)	330	278	276
Items not yet recognized - current year	$2,994	$1,580	$5,146	$(2,656)	$(3,158)	$(3,335)

The amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost are as follows:

	Pension Benefits			Postretirement Benefits
	2023	2022	2021	2023	2022	2021
	(In Thousands)
Net transition asset or obligation	$—	$—	$—	$—	$—	$—
Net prior service cost or credit	—	—	—	(191)	(368)	(895)
Net recognized gains and losses	2,994	1,580	5,146	(2,465)	(2,792)	(2,442)

Assumptions used in determining year-end liabilities for the defined benefit plans as of December 31, 2023 and 2022 were as follows:

	2023	2022
Weighted average discount rate	5.28%	5.47%

The weighted-average discount rate used to determine year-end liabilities of other benefit plans was 5.16% and 5.33% as of December 31, 2023 and 2022, respectively.

Assumptions used in determining expense for the defined benefit plans as of December 31, 2023, 2022 and 2021 were as follows:

	2023	2022	2021
Weighted average discount rate	5.47%	3.00%	2.67%

The weighted-average discount rate used to determine expense of other benefit plans was 5.33%, 2.55% and 1.98% as of December 31, 2023, 2022, and 2021, respectively.

The annual assumed rate of increase in the per capita cost of covered benefits (i.e. health care cost trend rate) for the medical plan is 6.60%, decreasing gradually to 4.50% over five years.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The amount of accumulated benefit obligation for defined benefit pension plans was $17.5 and $17.5 as of December 31, 2023 and 2022, respectively.

The Company expects to pay the following benefits in future years:

Year ending December 31,	Benefits
(In Thousands)
2024	$2,460
2025	2,364
2026	2,241
2027	2,117
2028	1,993
2029 through 2032	8,036

The Company’s expected future contributions are equal to its expected future benefit payments.

The Company has multiple postretirement welfare benefit plans. The medical plans are contributory, with plan premiums and participants’ contributions adjusted annually. The life insurance plan for retirees is contributory based on retirement date.

The Company does not have any regulatory contribution requirements for 2024, and the Company currently intends to make voluntary contributions of $2.5 to the defined benefit pension plan for 2024.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

8.    Separate Accounts
Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

The general nature and characteristics of the separate accounts business is as follows:

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)
December 31, 2023
Premium, consideration or deposits for the year	$—	$45,879	$45,879

Reserves for separate accounts with assets at:
Fair value	$12,385	$2,386,606	$2,398,991
Amortized cost	—	—	—
Total reserves	$12,385	$2,386,606	$2,398,991

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$12,385	$—	$12,385
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—
At fair value	—	2,386,601	2,386,601
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—
Subtotal	$12,385	$2,386,601	$2,398,986
Not subject to discretionary withdrawal	$—	$5	$5
Total separate account aggregate reserves	$12,385	$2,386,607	$2,398,991

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

	Nonindexed Guarantee Less Than/Equal to 4%	Non-Guaranteed Separate Accounts	Total
	(In Thousands)

December 31, 2022
Premium, consideration or deposits for the year	$—	$50,552	$50,552

Reserves for separate accounts with assets at:
Fair value	$13,173	$2,086,712	$2,099,885
Total reserves	$13,173	$2,086,712	$2,099,885

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$13,173	$—	$13,173
At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—
At fair value	—	2,086,707	2,086,707
At book value without market value adjustment and with current surrender charge less than 5%	—	—	—
Subtotal	$13,173	$2,086,707	$2,099,880
Not subject to discretionary withdrawal	$—	$5	$5
Total separate account aggregate reserves	$13,173	$2,086,712	$2,099,885

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business. For the years ended December 31, 2023 and 2022, the Company reported assets and liabilities from Individual Annuity, Individual Life and Market Value Adjustment (“MVA”) product lines in separate accounts.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Assets in the separate account are considered legally insulated from the general account, providing protection of such assets from being available to satisfy claims resulting in the general account. The assets legally and not legally insulated from the general account are summarized in the following table, by product or transaction type:

Product or Transaction	Legally Insulated Assets	Not Legally Insulated Assets
	(In Thousands)
December 31, 2023
Individual Annuity	$957,340	$—
Individual Life	1,427,875	—
MVA	13,010	—
	$2,398,225	$—

December 31, 2022
Individual Annuity	$855,409	$—
Individual Life	1,229,984	—
MVA	13,165	—
	$2,098,558	$—

As of December 31, 2023 and 2022 separate account assets for products registered with the SEC totaled $2.4 billion and $2.1 billion, respectively.

In accordance with the products/transactions recorded within the separate account, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account paid the following amounts in risk charges:

Year ended	Risk Charges
(In Thousands)
2023	$11,532
2022	12,131
2021	14,694
2020	12,302
2019	12,114

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Total separate account guarantees paid by the Company’s general account are as follows:

Year ended	Guarantees Paid
(In Thousands)
2023	$281
2022	286
2021	200
2020	452
2019	487

The Company does not engage in securities lending transactions within the separate account.

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Transfers as reported in the Summary of Operations
of the Separate Accounts Statement:
Transfers to separate accounts	$44,945	$52,940	$57,070
Transfers from separate accounts	(177,024)	(157,962)	(239,206)
Transfers as reported in the Statements of Operations	$(132,079)	$(105,021)	$(182,136)

Assets supporting separate accounts with additional insurance benefits and minimum investment return guarantees are comprised of bonds, equity securities, including mutual funds, and other invested assets. The aggregate fair value of the invested assets as of December 31, 2023 and 2022 was $2.4 billion and $2.1 billion, respectively.

The Company has separate account accounts for which less than 100% of investment proceeds, net of contract fees and assessments, are attributable to a contract holder. The reinvestment of investment proceeds within the separate account did not result in the Company having a combined investment portfolio that exceeded the state investment limitations imposed on the general account as of December 31, 2023 and 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

9.    Federal Income Taxes
The Company has entered into a federal tax sharing agreement with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The federal tax sharing agreement generally provides for a separate entity approach and that Voya Financial, Inc. will pay its subsidiaries for the tax benefits of ordinary and capital losses only to the extent the consolidated tax group actually uses the tax benefit of losses generated.

The following is a list of all affiliated companies that participate in the filing of this consolidated federal income tax return:

Voya Financial, Inc.	Voya Payroll Management, Inc
Voya Holdings Inc.	Benfitfocus, Inc. ***
Voya Retirement Insurance and Annuity Company	Benfitfocus.com, Inc. ***
ReliaStar Life Insurance Company	Tango Health, Inc. ***
ReliaStar Life Insurance Company of New York	Midwestern United Life Insurance Company*
Voya Financial Advisors, Inc.	Roaring River, LLC *
Voya Services Company	Roaring River II, Inc. *
Security Life Assignment Corp.	Roaring River IV, LLC *
Pen-Cal Administrators, Inc.	Security Life of Denver Insurance Company *
Rancho Mountain Properties, Inc. **	Security Life of Denver International Limited *
Voya Special Investments, Inc.	SLD America Equities, Inc. *
Voya Institutional Trust Company	SLDI Georgia Holdings, Inc. *
Voya Insurance Solutions, Inc ****	Voya Financial Holdings I, LLC*
Voya International Nominee Holdings, Inc.**	Voya Financial Holdings II, LLC*
Voya Investment Trust Company

*Affiliate was sold/dissolved in 2021
**Affiliate was sold/dissolved in 2022
***Affiliate was acquired in 2023
**** Affiliate was formerly known as Voya Insurance Solutions, Inc., prior to converting to a pass-thru entity in 2022 and is not a member of the 2023 consolidated federal income tax return.

Under the intercompany tax sharing agreement, the Company had a receivable of $13.8 at December 31, 2023 and $11.2 at December 31, 2022, to/from Voya Financial, Inc., an affiliate, for federal income taxes.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Current income taxes incurred consisted of the following major components:

	Year ended December 31
	2023	2022	2021
	(In Thousands)
Federal tax expenses (benefit) on operations	$18,503	$2,744	$(652,430)
Federal tax (benefit) expense on capital gains and losses	$(4,804)	5,005	285,412
Total current tax expenses (benefit) expense incurred	$13,699	$7,749	$(367,018)

The components of deferred tax asset and deferred tax liability that make up a Net Deferred Tax Asset (DTA) at December 31, 2023 and 2022 are as follows:

	12/31/2023			12/31/2022			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)
Gross DTAs	$502,163	$20,958	$523,121	$529,809	$11,198	$541,007	$(27,646)	$9,760	$(17,886)
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
Adjusted gross DTAs	502,163	20,958	523,121	529,809	11,198	541,007	(27,646)	9,760	(17,886)
Deferred Tax Assets Nonadmitted	246,720	—	246,720	215,540	—	215,540	31,180	—	31,180
Admitted Adjusted Gross DTAs	255,443	20,958	276,401	314,269	11,198	325,467	(58,826)	9,760	(49,066)
Gross Deferred tax liabilities	66,766	20,958	87,724	81,532	11,198	92,730	(14,766)	9,760	(5,006)
Net Admitted Adjusted Gross DTAs	$188,677	$—	$188,677	$232,737	$—	$232,737	$(44,060)	$—	$(44,060)
The Company has no unrecognized tax liability as of December 31, 2023 and December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The admission calculation components by tax character of admitted adjusted gross deferred tax assets as the result of the application of SSAP No. 101 as of December 31, 2023 and 2022 are as follows:

		12/31/2023			12/31/2022			Change
		Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
		(In Thousands)
a.	Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted gross DTAs expected to be realized (excluding the amount of DTAs from (a)) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	188,677	—	188,677	232,737	—	232,737	(44,060)	—	(44,060)
	1. Adjusted gross DTAs expected to be realized following the balance sheet date	292,585	—	292,585	317,708	11,198	328,906	(25,123)	(11,198)	(36,321)
	2. Adjusted gross DTAs allowed per limitation threshold	XXX	XXX	188,677	XXX	XXX	232,737	XXX	XXX	(44,060)
c.	Adjusted gross DTAs (excluding the amount of DTAs from (a) and (b) above) offset by gross deferred tax liabilities	66,766	20,958	87,724	81,532	11,198	92,730	(14,766)	9,760	(5,006)
d.	Deferred tax assets admitted as the result of application SSAP No. 101 Total	$255,443	$20,958	$276,401	$314,269	$11,198	$325,467	$(58,826)	$9,760	$(49,066)

The ratio percentage and the amount of adjusted capital and surplus used to determine the recovery period and threshold limitation are as follows:

	2023	2022
	(Amounts in Thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	930.42%	1,062.16%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,432,172	$1,749,723

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Below shows the calculation to determine the impact of tax planning strategies on adjusted gross and net admitted DTAs:

	12/31/2023		12/31/2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
	(Amounts in Thousands)
Adjusted gross DTAs	$502,163	$20,958	$529,809	$11,198	$(27,646)	$9,760
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net Admitted Adjusted Gross DTAs	$255,443	$20,958	$314,269	$11,198	$(58,826)	$9,760
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company’s tax planning strategies do not include the use of reinsurance.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The significant components of deferred tax assets and deferred tax liabilities are as follows:

	12/31/2023	12/31/2022	Change
	(In Thousands)
Deferred Tax Assets
Ordinary:
Discounting of unpaid losses	$1,453	$1,385	$68
Unearned premium reserve	22	20	2
Policyholder reserves	49,264	63,905	(14,641)
Investments	41,785	36,287	5,498
Deferred acquisition costs	87,203	78,159	9,044
Compensation and benefits accrual	9,400	9,313	87
Pension accrual	4,675	4,192	483
Receivables - nonadmitted	3,991	3,843	148
Net operating loss carry-forward	293,032	314,518	(21,486)
Tax credit carry-forward	5,169	5,058	111
Other	6,167	13,128	(6,961)
Subtotal	502,163	529,809	(27,647)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	246,720	215,540	31,180
Admitted ordinary deferred tax assets	$255,443	$314,269	$(58,827)
Capital:
Investments	$20,958	$11,198	$9,760
Subtotal	20,958	11,198	9,760
Admitted capital deferred tax assets	$20,958	$11,198	$9,760
Admitted deferred tax assets	$276,401	$325,467	$(49,067)

Deferred Tax Liabilities
Ordinary:
Investments	$25,130	$30,078	$(4,948)
Fixed assets	1,190	815	375
Pension Accrual	—	332	(332)
Policyholder reserves	17,047	18,903	(1,856)
Other (including items <5% of total ordinary tax liabilities)	805	848	(43)
Subtotal	$44,173	$50,975	$(6,804)
Capital:
Investments	$43,551	$41,755	$1,796
Subtotal	$43,551	$41,755	$1,796
Total deferred tax liabilities	$87,724	$92,730	$(5,008)

Net deferred tax assets/(liabilities)	$188,677	$232,737	$(44,059)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2023 and 2022, the Company had no valuation allowances.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The provision for federal income tax expense and change in deferred taxes differs from the amount which would be obtained by applying the statutory federal income tax rate to income (including capital items) before income taxes.

The significant items causing this difference are as follows:

		Year Ended December 31
		2023		2022		2021
		Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
		(Amounts In Thousands)
Ordinary income (loss)		$421,055		$430,508		$(1,942,828)
Capital gains (losses)		(6,764)		(5,132)		365,075
Total pretax income (loss)		414,291		425,376		(1,577,753)
Expected tax expense (benefit) at 21% statutory rate		87,001	21.0%	89,329	21.0%	(331,328)	21.0%
Increase (decrease) in actual tax reported resulting from:
a.	Dividends received deduction	(9,352)	(2.2)%	(10,434)	(2.5)%	(3,444)	0.2%
b.	Interest maintenance reserve	(4,404)	(1.1)%	(1,072)	(0.3)%	(25,091)	1.6%
c.	Reinsurance	(4,933)	(1.2)%	(15,264)	(3.6)%	309,966	(19.6)%
d.	Tax credits **	(347)	(0.1)%	(7,451)	(1.8)%	(127)	—%
e.	Prior year tax **	(35,670)	(8.6)%	1,929	0.5%	421	—%
f.	Liquidation of subsidiary	—	—%	—	—%	(15,121)	1.0%
g.	Other	161	0.0%	(15)	0.2%	1,021	(0.1)%
Total income tax reported		$32,456	7.8%	$57,022	13.4%	$(63,704)	4.1%

Current income taxes incurred		$13,698	3.3%	7,749	1.8%	(367,019)	23.3%
Change in deferred income tax*		18,758	4.5%	49,273	11.6%	303,315	(19.2)%
Total income tax reported		$32,456	7.8%	$57,022	13.4%	$(63,704)	4.1%

* Excluding tax on unrealized gains (losses) and other surplus items.

** On January 4, 2021, Voya Financial, Inc. completed a series of transactions pursuant to a Master Transaction Agreement ("MTA") with Resolution Life U.S. Holdings Inc. ("Resolution Life US"). As a part of these transactions, Resolution Life US acquired Voya Financial, Inc.'s wholly owned subsidiary, Security Life of Denver Insurance Company ("SLD"). SLD generated capital losses in the 2022 tax year, which were included in a carryback claim for Voya Financial, Inc. in accordance with the MTA and resulted in a $36.6 tax benefit and decrease to the effective tax rate for the Company. The decrease to the effective tax rate consists of a $36.2 net operating loss and $0.4 foreign tax credit adjustment, included in Prior year tax and Tax credit lines, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2023, the Company's tax credit and net operating loss carryforwards, along with origination and expiration dates, are as follows:

	Year of Origination	Year of Expiration	Amount
			(In Thousands)
Low Income Housing Tax Credit	2013	2033	$3,904
Low Income Housing Tax Credit	2014	2034	2
Low Income Housing Tax Credit	2015	2035	2
Total Low Income Housing Credit			$3,908

Foreign Tax Credit	2015	2025	$53
Foreign Tax Credit	2016	2026	204
Foreign Tax Credit	2017	2027	227
Foreign Tax Credit	2018	2028	341
Foreign Tax Credit	2019	2029	147
Foreign Tax Credit	2020	2030	152
Foreign Tax Credit	2022	2032	137
Total Foreign Tax Credit			$1,261

Net Operating Loss	2018	2033	1,386,108
Net Operating Loss	2019	2034	9,284
Total Net Operating Loss			$1,395,392

The impact of foreign tax credits in 2022 is a result of a change in filing position for the years 2012-2017. Prior to this change, foreign income taxes were deducted in arriving at taxable income. The net impact of this change is reported in the 2022 effective tax rate analysis.

There are no amounts of federal income tax incurred that will be available for recoupment in the event of future net losses from 2023 and 2022.

There were no deposits admitted under Section 6603 of the Internal Revenue Service Code as of December 31, 2023 and 2022.

The Company has no tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

The Company has no transferable or non-transferable state tax credit assets as of December 31, 2023 and 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company recognizes accrued interest and penalties related to tax contingencies in Federal income taxes and Federal income tax expense on the balance sheet and statements of operation, respectively. The Company had no accrued interest or penalties as of December 31, 2023 and 2022.

For the tax years 2021 through 2023, the Company participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2023 tax year, the Company was in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year.

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”). The Act and CAMT are effective for tax years beginning after 2022. The Company, a nonapplicable reporting entity, is part of an affiliated group of entities who file a single consolidated return. Based upon available information, the Company was not subject to the CAMT for 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

10.    Investment in and Advances to Subsidiaries
The Company has one wholly owned insurance subsidiary, ReliaStar Life Insurance Company of New York (“RNY”). The Company had a wholly owned insurance subsidiary, Roaring River, LLC, which was dissolved on December 27, 2021. The company also has a minority ownership of Voya Special Investments, Inc. ("VSI"), a non-insurance subsidiary, which was acquired on March 1, 2021.

On 06/14/2023, the NAIC accepted the SUB-2 filing for VSI. The valuation at the time of filing was $93.5.

Amounts invested in SCA investments within the scope of SSAP 97 (except paragraph 8.b.i entities) are summarized as follows:

	December 31
	2023		2022
	Admitted Amount	Nonadmitted Amount	Admitted Amount	Nonadmitted Amount
	(In Thousands)
SCA Entity
Voya Special Investments, Inc.	$51,290	$—	$93,533	$—
Total amounts invested in SCA entities	$51,290	$—	$93,533	$—

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

11.    Reinsurance
The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from the reinsurer insolvencies, the Company evaluates the financial condition of the reinsurer and monitors concentrations of credit risk.

The company is not relieved of its primary obligation to the policyholder in a reinsurance transaction.

Assumed premiums amounted to $79.5, $87.9 and $84.7 for 2023, 2022 and 2021, respectively.
The Company’s ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

	2023	2022	2021
	(In Thousands)
Premiums for the year ended	$2,586,945	$2,448,385	$8,212,822
Benefits paid or provided for the year ended	2,891,336	2,811,085	3,019,962
Policy and contract liabilities at year end	14,481,060	14,952,170	15,257,039

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. The aggregate reduction in surplus of a unilateral cancellation by the reinsurer which results in a net obligation of the reporting entity to the reinsurer were $0.0 and $0.1, as of December 31, 2023 and 2022, respectively. The total amount of reinsurance credits taken for these agreements were $0.3 and $0.3, as of December 31, 2023 and 2022, respectively.

The amount of reinsurance credits taken for new agreements executed since January 1, 2023 which include policies or contracts that were in force or which had existing reserves established by the Company were $0.0.

The Company estimates that an aggregate reduction in surplus of $6.8 billion would occur in the event that all reinsurance agreements were terminated, by either party, as of December 31, 2023. The amount estimated as of December 31, 2022 and 2021 was $6.8 billion and $6.8 billion, respectively. This excludes any agreements under which the reinsurer may unilaterally cancel for reasons other than nonpayment of premium or other similar credits.

The Company has written off uncollectible reinsurance claims incurred balances due from Scottish Re of $0.4 in 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The Company has reported claims incurred as a result of commutation of reinsurance with Texas Workers Compensation Insurance Fund of $6.4 and with All State Insurance Company of Canada of $0.3 in 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

12.    Capital and Surplus
Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2.0. Under Minnesota insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends and distributions made within the preceding twelve months, exceeds the greater of (1) 10% of the insurer’s policyholder surplus as of the preceding December 31 or (2) the insurer's net gain from operations for the twelve-month period ended the preceding December 31, in each case determined in accordance with statutory accounting principles. In addition, under Minnesota insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval. An extraordinary dividend or distribution cannot be paid without the prior approval of the Minnesota Department of Commerce-Insurance Division.

Capital Contributions and Extraordinary Dividends

On January 3, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to unassigned funds (surplus), in the amount of $401.5 to its sole shareholder, Voya Holdings Inc. ("Voya Holdings") for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on February 7, 2023, after receipt of such approval.

On May 25, 2023, the Company declared an extraordinary distribution, which has been recorded as a reduction to unassigned funds (surplus), in the amount of $345.0 to its sole shareholder, Voya Holdings for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on July 7, 2023, after receipt of such approval.

On June 10, 2022, the Company declared an extraordinary distribution, which has been recorded as a reduction to gross paid in capital and contributed surplus, in the amount of $328.5 to its sole shareholder, Voya Holdings, for ultimate distribution to Voya Financial, Inc., subject to approval of Minnesota Department of Commerce Insurance-Division, which was paid on June 29, 2022, after receipt of such approval.

Life and health insurance companies are subject to certain Risk Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

13.    Fair Values of Financial Instruments
The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes more significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The Company's financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value-Revised.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the balance sheets are categorized as follows:

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

▪Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.

▪Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a)Quoted prices for similar assets or liabilities in active markets;
b)Quoted prices for identical or similar assets or liabilities in non-active markets;
c)Inputs other than quoted market prices that are observable; and
d)Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.
The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below, though the Company’s composition of asset mix can change from period to period and all assets described below may not be held at December 31, 2023.

Bonds and other invested assets: Fair values for corporate bonds, asset-backed securities, U.S. agency bonds, and foreign securities are obtained through observable pricing method such as matrix pricing, market corroborated pricing, or inputs such as yield curves and indices. Several commercial pricing services are used, which incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data to provide estimated fair values.

Privately placed are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. The valuations obtained from brokers and third-party commercial pricing services are non-binding. The valuations are reviewed and validated monthly through

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.

Preferred and Common Stock: Fair values of publicly traded equity securities are generally based upon quoted market price, while some preferred and common stock prices are obtained through commercial pricing services. Other equity securities, typically private equities or equity securities not traded on an exchange are valued by other sources such as analytics or brokers.

Mortgage loans: Fair values for commercial real estate loans were generated using a discounted cash flow analyses which utilizes rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31st and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk.

Contract loans: Fair values approximate the carrying value of the loans. Contract loans are collateralized by the cash surrender value of the associated insurance contracts.

Cash equivalents and short-term investments: Fair values are generally determined based on most quoted market prices.

Derivatives: Fair values are generally calculated based on broker/dealer valuations or on internal discounted cash flow pricing models. These models take into account current cash flow assumptions, the counterparties’ credit standing, and observable key financial data, such as yield curves, exchange rates, Standard and Poor’s (“S&P”) 500 Index prices, Secured Overnight Financing Rate (“SOFR”), and Overnight Index Swap Rates (“OIS”), which are obtained from third party sources and uploaded into the derivative accounting system. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third party brokers. Valuations for the Company’s futures contracts are based on unadjusted quoted prices from an active exchange. Derivatives which qualify for hedge accounting treatment are reported in a manner that is consistent with the accounting for the hedged asset or liability.

Assets held in separate accounts: Fair values are calculated based on the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price. The underlying instruments in bonds have valuations that are obtained from third-party

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policies described above for bonds.

Supplementary contracts and immediate annuities: Fair value are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included.

Deposit type contracts: Fair values are estimated as the present value of expected cash flows associated with the contract liabilities discounted using risk-free rates plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. For certain deposit type contracts, fair value is estimated by discounting cash flows at rates that are risk-free rates plus an adjustment for nonperformance risk.

Long-term debt: Fair values are based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2023:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$6,345,073	$6,948,979	$95,610	$5,863,990	$385,473
Preferred stock	51,734	53,359	2,971	—	48,763
Common stock	37,029	37,029	2,714	31,061	3,254
Mortgage loans	1,008,334	1,061,532	—	—	1,008,334
Contract loans	172,741	172,741	—	172,741	—
Other invested assets	136,544	141,279	—	136,544	—
Cash equivalents and short-term investments	234,700	234,561	121,970	112,718	11
Derivatives
Equity contracts	2,665	2,665	—	2,665	—
Foreign exchange contracts	4,747	2,919	—	4,747	—
Interest rate contracts	87,763	87,701	988	86,775	—
Separate account assets	2,398,225	2,398,225	2,386,077	11,525	623
Total Assets	$10,479,555	$11,140,989	$2,610,330	$6,422,766	$1,446,458

Liabilities:
Supplementary contracts and immediate annuities	$91,864	$88,785	$—	$—	$91,864
Deposit type contracts	928,988	928,048	—	928,988	—
Derivatives
Credit contracts	242	72	—	242	—
Equity contracts	1,913	1,913	—	1,913	—
Foreign exchange contracts	902	1,583	—	902	—
Interest rate contracts	74,158	46,236	137	74,020	—
Total Liabilities	$1,098,067	$1,066,637	$137	$1,006,065	$91,864

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2023.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table shows the Company’s financial instruments and the Level within the fair value hierarchy in which the fair value measurements fall as of December 31, 2022:

	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Bonds, including securities pledged	$7,078,121	$7,930,118	$122,408	$6,567,973	$387,740
Preferred stock	109,007	111,186	3,712	—	105,295
Common stock	37,748	37,748	2,522	31,800	3,426
Mortgage loans	1,054,090	1,111,217	—	—	1,054,090
Contract loans	183,139	183,139	—	183,139	—
Other invested assets	157,741	163,865	—	60,246	97,495
Cash equivalents and short-term investments	330,526	330,532	205,452	125,074	—
Derivatives
Equity contracts	846	846	—	846	—
Foreign exchange contracts	10,973	6,706	—	10,973	—
Interest rate contracts	79,294	78,732	365	78,929	—
Separate account assets	2,098,558	2,098,558	2,087,213	10,673	671
Total Assets	$11,140,043	$12,052,646	$2,421,672	$7,069,653	$1,648,717

Liabilities:
Supplementary contracts and immediate annuities	$97,896	$102,758	$—	$—	$97,896
Deposit type contracts	1,040,014	1,031,063	—	1,040,014	—
Derivatives
Credit contracts	358	280	—	358	—
Equity contracts	570	570	—	570	—
Foreign exchange contracts	249	327	—	249	—
Interest rate contracts	49,452	46,890	618	48,834	—
Total Liabilities	$1,188,539	$1,181,888	$618	$1,090,025	$97,896

The Company did not have any financial instruments for which it was not practicable to estimate fair value or measured and reported at net asset value (NAV) as of December 31, 2022.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Bonds
Foreign	$—	$2	$—	$2
Residential mortgage-backed	—	17	—	17
Preferred stock	2,971	—	33,317	36,288
Common stock	2,714	31,061	3,254	37,029
Other invested assets	—	797	—	797
Derivatives
Equity contracts	—	2,665	—	2,665
Foreign exchange contracts	—	65	—	65
Interest rate contracts	988	86,714	—	87,702
Separate account assets	2,386,077	11,525	623	2,398,225
Total assets	$2,392,750	$132,846	$37,194	$2,562,790

Liabilities:
Supplementary contracts and immediate annuities	$—	$—	$44,548	$44,548
Deposit type contracts	—	423,132	—	423,132
Derivatives
Equity contracts	—	1,913	—	1,913
Foreign exchange contracts	—	433	—	433
Interest rate contracts	—	46,236	—	46,236
Total liabilities	$—	$471,714	$44,548	$516,262

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The table below shows assets and liabilities measured and reported at fair value as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
Preferred stock	3,712	—	32,702	36,414
Common stock	2,522	31,800	3,426	37,748
Other invested assets	—	1,084	—	1,084
Derivatives
Equity contracts	—	846	—	846
Foreign exchange contracts	—	563	—	563
Interest rate contracts	—	78,732	—	78,732
Separate account assets	2,087,213	10,673	671	2,098,557
Total assets	$2,093,447	$123,698	$36,799	$2,253,944

Liabilities:

Supplementary contracts and immediate annuities	$—	$—	$52,582	$52,582
Deposit type contracts	—	481,582	—	$481,582
Derivatives
Credit contracts	—	34	—	34
Equity contracts	—	570	—	570
Foreign exchange contracts	—	166	—	166
Interest rate contracts	527	46,363	—	46,890
Total liabilities	$527	$528,715	$52,582	$581,824

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2023:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Assets
Preferred Stock	$32,702	$—	$—	$—	$615	$—	$—	$—	$—	$33,317
Common Stock	3,426	—	—	—	(172)	—	—	—	—	3,254
Separate account assets	671	—	—	—	26	—	—	—	(75)	623
Total	$36,799	$—	$—	$—	$469	$—	$—	$—	$(75)	$37,194

Liabilities
Supplementary contracts and immediate annuities	$52,582	$—	$—	$—	$—	$—	$—	$—	$(8,034)	$44,548
Total	$52,582	$—	$—	$—	$—	$—	$—	$—	$(8,034)	$44,548

There were no transfers into or out of Level 3 during the year ended December 31, 2023.

The following table summarizes the change in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2022:

Description	Beginning of the Year	Transfers into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	End of the Year
	(In Thousands)
Preferred Stock	$43,054	$—	$—	$—	$(10,352)	$—	$—	$—	$—	$32,702
Common Stock	2,611	1,332	—	—	(517)	—	—	—	—	3,426
Separate account assets	736	—	—	—	10	—	—	—	(75)	671
Total	$46,401	$1,332	$—	$—	$(10,859)	$—	$—	$—	$(75)	$36,799
Liabilities
Supplementary contracts and immediate annuities	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582
Total	$37,523	$18,000	$—	$—	$—	$—	$—	$—	$(2,941)	$52,582

Transfers into or out of Level 3 during the year ended December 31, 2022 are due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes, when prices are not available from one of the commercial pricing services, are reflected as transfers into Level 3. These securities are generally less liquid with very limited trading activity or where less transparency exists corroborating the inputs to the valuation methodologies. When securities are valued using more widely

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Transfers into Level 3 for supplementary contracts and immediate annuities were the result of the determination that these contracts were interest bearing supplemental contracts that warrant valuation at fair value. When initially issued, they were considered to be retained asset accounts which were held as Level 3, but not valued using fair value.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

14.Commitments and Contingencies
Operating Leases: The Company is party to certain cost sharing agreements with other affiliated Voya Financial, Inc. companies. Included in these cost sharing arrangements is rent expense, which is allocated to the Company in accordance with systematic cost allocation arrangements. During the years ended December 31, 2023, 2022 and 2021, rent expense totaled $1.2, $1.1 and $0.8, respectively.

Legal Proceedings - The Company is involved in threatened or pending lawsuits or arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation and arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals.

The Company’s litigation formerly included Henkel of America v. ReliaStar Life Insurance Company, et al. (USDC District of Connecticut, No. 1:18-cv-00965) (filed June 8, 2018). The parties settled this matter, and the district court dismissed the lawsuit in the fourth quarter of 2023.

Litigation for the Company formerly included Advance Trust & Life Escrow Services, LTA v. ReliaStar Life Insurance Company (USDC District of Minnesota, No. 1:18-cv-02863)(filed October 5, 2018). The district court granted final approval of the settlement and formally dismissed the lawsuit this quarter.

Regulatory Matters - As with many financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with examinations, inquiries, investigations and audits of the products and practices of the Company or the financial services industry. Some of the investigations, examinations, audits and inquiries could result in regulatory action against the Company. The potential outcome of such regulatory action is difficult to predict, but could subject the Company to adverse consequences, including, but not limited to, additional payments to beneficiaries, settlement payments, penalties, fines and other financial liability, and changes to the Company's policies and procedures. The potential economic consequences cannot be predicted, but management does not believe that the outcome of any such action will have a material adverse effect on the Company's financial position. It is the practice of the Company to cooperate fully in these matters.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

Investment Purchase Commitments: As part of its overall investment strategy, the Company has entered into agreements to purchase private placements and commercial mortgage loans of $16.6 and $15.9 at December 31, 2023 and 2022, respectively. The Company is also committed to provide additional capital contributions of $299.9 and $282.1 at December 31, 2023 and 2022, respectively, in partnerships.

Liquidity: The Company’s principal sources of liquidity are product charges, investment income, premiums, proceeds from the maturity and sale of investments, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest credits, investment purchases, and contract maturities, death benefits, withdrawals, surrenders and dividends to its parent.

The Company’s liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents, and short-term investments. In addition, the investment portfolio is primarily composed of high quality fixed income investments, which include holdings of U.S. Government securities, high quality corporate bonds and agency backed residential mortgage backed securities. Asset/liability management is integrated into many aspects of the Company’s operations, including investment decisions, product development, and determination of crediting rates. As part of the risk management process, different economic scenarios are modeled, including cash flow testing required for insurance regulatory purposes, to determine that existing assets are adequate to meet projected liability cash flows.

The fixed account liabilities are supported by a general account portfolio principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the general account considers the assets available-for-sale. This strategy enables the Company to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook, and other relevant factors. The Company’s asset/liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, the Company uses derivative instruments to manage these risks. The Company’s derivative counterparties are of high credit quality.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

15.    Financing Agreements
The Company has entered into a reciprocal loan agreement with Voya Financial, Inc. to promote efficient management of cash and liquidity and to provide for unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2030, the Company and Voya Financial, Inc. can borrow up to 2% of the Company’s admitted assets excluding separate accounts as of December 31 of the preceding year from one another. Interest on any borrowing by a subsidiary under a reciprocal loan agreement is charged at a rate based on the prevailing market rate for similar third-party borrowing or securities. Under this agreement, the Company received $4.9 interest income for the year ended December 31, 2023, and $1.7 and $0.0 for the years ended December 31, 2022, and 2021, respectively.

There was minimal interest expense incurred on borrowed money for the years ended December 31, 2023, 2022, and 2021.

As of December 31, 2023 and 2022, the Company had $100.1 and $121.0 outstanding receivable and no outstanding payable from Voya Financial, Inc. under the reciprocal loan agreement.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

16.    Related Party Transactions
The Company has entered into various management and services contracts with other affiliated Voya Financial, Inc. companies. The costs associated with these agreements are allocated among those companies in accordance with systematic cost allocation methods. Balances due to/from affiliates are settled monthly. The Company's material related party agreements are detailed below:

Investment Management: The Company has entered into an investment advisory agreement with Voya Investment Management LLC ("VIM") under which VIM provides the Company with investment management services. For the years ended December 31, 2023, 2022 and 2021, expenses were incurred in the amounts of $19.0, $20.8, and $22.0, respectively.

The Company has entered into a services agreement with VSC whereby VSC provides certain administrative, management, professional, advisory, consulting and other services to the Company. For the years ended December 31, 2023, 2022 and 2021, expenses were incurred in the amounts of $448.3, $315.9, and $414.1, respectively.

Tax Sharing Agreements: See Note 9 for disclosure related to the federal tax sharing agreement.

The Company has also entered into a state tax sharing agreement with Voya Financial, Inc. and each of the specific subsidiaries that are parties to the agreement.  The state tax agreement applies to situations in which Voya Financial, Inc. and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined or unitary basis.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

17.    Accident and Health Contracts
The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

	2023	2022
	(In Thousands)
Balance at January 1	$526,308	$469,148
Less reinsurance recoverables	87,361	66,443
Net balance at January 1	438,947	402,705

Incurred related to:
Current year	432,840	375,474
Prior years	(22,652)	2,976
Total incurred	410,188	378,450

Paid related to:
Current year	311,119	239,801
Prior years	105,447	102,407
Total paid	416,566	342,208

Net balance at December 31	432,569	438,947
Plus reinsurance recoverables	105,780	87,361
Balance at December 31	$538,349	$526,308

The change in incurred losses and loss adjustment expenses attributable to insured events of prior years is generally the result of ongoing analysis of recent loss development trends, but could include a reduction due to retrospectively rated contracts. Incurred and paid claims are presented net of reinsurance. Original estimates are increased or decreased as additional information becomes known regarding individual claims.

The liability for unpaid accident and health claims and claim adjustment expenses is included in accident and health reserves and unpaid claims on the balance sheet.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

18.    Retrospectively Rated Contracts
The Company estimates accrued retrospective premium adjustments for its group life and health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The Company records accrued retrospective premium as an adjustment to earned premium. The amount of group life premiums written, net of reinsurance, by the Company that was subject to retrospective rating features was $16.7, $15.3, and $16.2 for December 31, 2023, 2022, and 2021, respectively. This represented 9.6%, 2.6%, and 3.1% of the total group life premiums written, for December 31, 2023, 2022 and 2021, respectively. The amount of group health premiums written, net of reinsurance, which are subject to retrospective rating features by the Company was $132.6, $122.3, and $109.9 for December 31, 2023, 2022 and 2021, respectively. This represented 14.9%, 15.5%, and 16.2% of net group health premiums written at December 31, 2023, 2022 and 2021, respectively.

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

19.    Direct Premiums Written/Produced by Managing General Agents/Third Party Administrators

Name of Managing General Agent or Third Party Administrator	FEIN Number	Exclusive Contract	Type of Business Written	Type of Authority Granted *	Total Direct Premiums Written
					(In Thousands)
2023
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$252,475
Total					$252,475

2022
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$204,593
Total					$204,593

2021
Disability Reinsurance Management Services One Riverfront Plaza Westbrook, ME 04092-9700	01-0483086	No	Disability Income	C,CA,B,U	$168,507
Total					$168,507

* C = Claims payment, CA = Claims adjustment, B = Binding authority, U = Underwriting

RELIASTAR LIFE INSURANCE COMPANY
Notes to Financial Statements – Statutory Basis
December 31, 2023
____________________________________________________________________________________________________________________________________________________________
(Dollar amounts in millions, unless otherwise stated)

20.    Subsequent Events
The Company is not aware of any other events occurring subsequent to December 31, 2023 that may have a material effect on the Company's financial statements. The Company evaluated events subsequent to December 31, 2023 through March 26, 2024, the date the financial statements were available to be issued.